UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Effective June 1, 2019, MFS International Value Portfolio, a series of the Registrant, was redesignated MFS International Intrinsic Value Portfolio.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2019

MFS® Blended Research® Core Equity Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

CGS-SEM

MFS® Blended Research® Core Equity Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Blended Research Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.5%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.6%
Comcast Corp., “A”	2.2%
Intel Corp.	2.1%
Bank of America Corp.	2.1%
Citigroup, Inc.	2.0%
Union Pacific Corp.	2.0%

Equity sectors (k)
Technology	26.8%
Financial Services	18.7%
Health Care	11.5%
Consumer Staples	6.8%
Retailing	6.0%
Leisure	5.3%
Industrial Goods & Services	4.5%
Energy	4.1%
Utilities	4.1%
Special Products & Services	3.4%
Transportation	3.1%
Basic Materials	2.4%
Autos & Housing	2.0%
Communications	0.9%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

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MFS Blended Research Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.44%	$1,000.00	$1,157.65	$2.35
	Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21
Service Class	Actual	0.69%	$1,000.00	$1,156.45	$3.69
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Blended Research Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Aerospace – 3.2%
Boeing Co.	14,898	$5,423,021
Honeywell International, Inc.	19,167	3,346,367
Leidos Holdings, Inc.	71,466	5,706,560

		$14,475,948

Airlines – 1.0%
Delta Air Lines, Inc.	77,244	$4,383,597

Alcoholic Beverages – 1.2%
Molson Coors Brewing Co.	92,993	$5,207,608

Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	12,061	$1,012,521

Automotive – 1.2%
Lear Corp.	38,256	$5,327,913

Biotechnology – 1.3%
Biogen, Inc. (a)	22,788	$5,329,430
Incyte Corp. (a)	8,346	709,076

		$6,038,506

Brokerage & Asset Managers – 0.1%
Charles Schwab Corp.	16,179	$650,234

Business Services – 2.8%
DXC Technology Co.	51,817	$2,857,708
Fidelity National Information Services, Inc.	44,221	5,425,032
FleetCor Technologies, Inc. (a)	1,584	444,866
Global Payments, Inc.	23,976	3,839,277

		$12,566,883

Cable TV – 2.9%
Charter Communications, Inc., “A” (a)	7,512	$2,968,592
Comcast Corp., “A”	237,786	10,053,592

		$13,022,184

Chemicals – 1.7%
CF Industries Holdings, Inc.	109,445	$5,112,176
Eastman Chemical Co.	34,965	2,721,326

		$7,833,502

Computer Software – 6.2%
Adobe Systems, Inc. (a)	4,847	$1,428,169
Microsoft Corp.	197,148	26,409,946

		$27,838,115

Computer Software – Systems – 4.2%
Apple, Inc.	79,649	$15,764,130
ServiceNow, Inc. (a)	11,987	3,291,271

		$19,055,401

Construction – 0.5%
Toll Brothers, Inc.	64,654	$2,367,629

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 0.7%
Kimberly-Clark Corp.	19,742	$2,631,214
Procter & Gamble Co.	3,184	349,125

		$2,980,339

Consumer Services – 0.2%
Planet Fitness, Inc. (a)	14,148	$1,024,881

Electrical Equipment – 0.1%
HD Supply Holdings, Inc. (a)	16,624	$669,615

Electronics – 3.7%
Applied Materials, Inc.	123,707	$5,555,681
Intel Corp.	196,144	9,389,413
Lam Research Corp.	9,610	1,805,143

		$16,750,237

Energy – Independent – 3.2%
EOG Resources, Inc.	56,882	$5,299,127
Phillips 66	58,266	5,450,202
Pioneer Natural Resources Co.	4,363	671,291
Valero Energy Corp.	34,578	2,960,222

		$14,380,842

Energy – Integrated – 0.4%
Exxon Mobil Corp.	21,305	$1,632,602

Food & Beverages – 2.6%
Ingredion, Inc.	24,978	$2,060,435
PepsiCo, Inc.	50,745	6,654,192
Tyson Foods, Inc., “A”	40,290	3,253,015

		$11,967,642

General Merchandise – 1.1%
Dollar General Corp.	37,522	$5,071,473

Health Maintenance Organizations – 0.2%
Cigna Corp.	4,400	$693,220

Insurance – 4.0%
Allstate Corp.	20,975	$2,132,947
Berkshire Hathaway, Inc., “B” (a)	14,646	3,122,088
Hartford Financial Services Group, Inc.	8,458	471,280
MetLife, Inc.	134,152	6,663,330
Prudential Financial, Inc.	54,712	5,525,912

		$17,915,557

Internet – 4.6%
Alphabet, Inc., “A” (a)	8,087	$8,756,604
Alphabet, Inc., “C” (a)	7,753	8,380,295
Facebook, Inc., “A” (a)	19,464	3,756,552

		$20,893,451

Leisure & Toys – 0.4%
Electronic Arts, Inc. (a)	18,489	$1,872,196

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MFS Blended Research Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – 3.4%
AGCO Corp.	45,366	$3,519,041
Cummins, Inc.	16,524	2,831,222
Eaton Corp. PLC	80,172	6,676,724
Ingersoll-Rand Co. PLC, “A”	18,427	2,334,148

		$15,361,135

Major Banks – 5.4%
Bank of America Corp.	320,309	$9,288,961
JPMorgan Chase & Co.	19,932	2,228,398
Morgan Stanley	113,485	4,971,778
Wells Fargo & Co.	163,614	7,742,214

		$24,231,351

Medical & Health Technology & Services – 3.7%
HCA Healthcare, Inc.	47,978	$6,485,186
McKesson Corp.	34,782	4,674,353
Walgreens Boots Alliance, Inc.	101,067	5,525,333

		$16,684,872

Medical Equipment – 2.5%
Boston Scientific Corp. (a)	67,863	$2,916,752
Medtronic PLC	87,326	8,504,679

		$11,421,431

Natural Gas – Pipeline – 1.0%
Equitrans Midstream Corp.	56,327	$1,110,205
Kinder Morgan, Inc.	157,078	3,279,789

		$4,389,994

Network & Telecom – 2.6%
Cisco Systems, Inc.	214,290	$11,728,092

Other Banks & Diversified Financials – 4.8%
Citigroup, Inc.	132,186	$9,256,986
Discover Financial Services	36,357	2,820,940
Mastercard, Inc., “A”	15,133	4,003,132
Synchrony Financial	144,514	5,010,300
Visa, Inc., “A”	3,939	683,613

		$21,774,971

Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	37,711	$1,710,194
Eli Lilly & Co.	63,714	7,058,874
Johnson & Johnson	94,863	13,212,518
Pfizer, Inc.	103,496	4,483,447

		$26,465,033

Railroad & Shipping – 2.0%
Union Pacific Corp.	52,196	$8,826,866

Real Estate – 3.6%
EPR Properties, REIT	40,813	$3,044,242
Medical Properties Trust, Inc., REIT	250,235	4,364,098
Simon Property Group, Inc., REIT	23,319	3,725,444
STORE Capital Corp., REIT	161,964	5,375,585

		$16,509,369

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 2.3%
Chipotle Mexican Grill, Inc., “A” (a)	2,756	$2,019,818
Starbucks Corp.	100,969	8,464,231

		$10,484,049

Specialty Stores – 7.4%
Amazon.com, Inc. (a)	9,498	$17,985,698
AutoZone, Inc. (a)	3,762	4,136,206
Best Buy Co., Inc.	31,613	2,204,374
Costco Wholesale Corp.	30,252	7,994,394
Target Corp.	13,192	1,142,559

		$33,463,231

Telecommunications – Wireless – 0.3%
American Tower Corp., REIT	6,885	$1,407,638

Telephone Services – 0.9%
Verizon Communications, Inc.	70,781	$4,043,719

Tobacco – 1.8%
Philip Morris International, Inc.	100,893	$7,923,127

Utilities – Electric Power – 4.4%
AES Corp.	341,805	$5,728,652
CenterPoint Energy, Inc.	15,208	435,405
Edison International	25,313	1,706,349
Exelon Corp.	160,543	7,696,431
NRG Energy, Inc.	125,790	4,417,745

		$19,984,582

Total Common Stocks (Identified Cost, $343,038,800)		$450,331,556

INVESTMENT COMPANIES (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $2,790,845)	2,790,919	$2,791,199

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(699,689)

NET ASSETS – 100.0%		$452,423,066

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,791,199 and $450,331,556, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $343,038,800)	$450,331,556
Investments in affiliated issuers, at value (identified cost, $2,790,845)	2,791,199
Cash	9,816
Receivables for
Fund shares sold	4,943
Dividends	358,204
Other assets	1,474
Total assets	$453,497,192

Liabilities
Payables for
Investments purchased	$557,351
Fund shares reacquired	399,625
Payable to affiliates
Investment adviser	19,274
Administrative services fee	775
Shareholder servicing costs	64
Distribution and/or service fees	4,796
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	92,141
Total liabilities	$1,074,126
Net assets	$452,423,066

Net assets consist of
Paid-in capital	$295,899,016
Total distributable earnings (loss)	156,524,050
Net assets	$452,423,066
Shares of beneficial interest outstanding	8,664,101

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$276,469,086	5,273,127	$52.43
Service Class	175,953,980	3,390,974	51.89

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$4,756,630
Dividends from affiliated issuers	32,485
Income on securities loaned	16,360
Other	11,972
Total investment income	$4,817,447
Expenses
Management fee	$888,547
Distribution and/or service fees	213,757
Shareholder servicing costs	5,319
Administrative services fee	36,355
Independent Trustees’ compensation	6,082
Custodian fee	11,355
Shareholder communications	16,252
Audit and tax fees	27,108
Legal fees	2,019
Miscellaneous	15,698
Total expenses	$1,222,492
Reduction of expenses by investment adviser	(21,468)
Net expenses	$1,201,024
Net investment income (loss)	$3,616,423

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$6,218,058
Affiliated issuers	54
Net realized gain (loss)	$6,218,112
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$54,292,906
Affiliated issuers	354
Net unrealized gain (loss)	$54,293,260
Net realized and unrealized gain (loss)	$60,511,372
Change in net assets from operations	$64,127,795

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$3,616,423	$6,265,566
Net realized gain (loss)	6,218,112	33,514,844
Net unrealized gain (loss)	54,293,260	(73,329,128)
Change in net assets from operations	$64,127,795	$(33,548,718)
Total distributions to shareholders	$—	$(47,187,077)
Change in net assets from fund share transactions	$(25,665,536)	$(7,790,686)
Total change in net assets	$38,462,259	$(88,526,481)

Net assets
At beginning of period	413,960,807	502,487,288
At end of period	$452,423,066	$413,960,807

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$45.29		$54.23	$46.62	$48.56		$53.50	$48.31

Income (loss) from investment operations
Net investment income (loss) (d)	$0.43		$0.74	$0.68	$0.74	(c)	$0.76	$0.77
Net realized and unrealized gain (loss)	6.71		(4.12)	8.80	3.24		(0.62)	5.28
Total from investment operations	$7.14		$(3.38)	$9.48	$3.98		$0.14	$6.05

Less distributions declared to shareholders
From net investment income	$—		$(0.77)	$(0.78)	$(0.72)		$(0.87)	$(0.86)
From net realized gain	—		(4.79)	(1.09)	(5.20)		(4.21)	—
Total distributions declared to shareholders	$—		$(5.56)	$(1.87)	$(5.92)		$(5.08)	$(0.86)
Net asset value, end of period (x)	$52.43		$45.29	$54.23	$46.62		$48.56	$53.50
Total return (%) (k)(r)(s)(x)	15.77	(n)	(7.74)	20.76	8.45	(c)	1.13	12.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	(a)	0.45	0.46	0.49	(c)	0.60	0.60
Expenses after expense reductions (f)	0.44	(a)	0.44	0.45	0.44	(c)	0.45	0.45
Net investment income (loss)	1.72	(a)	1.39	1.35	1.56	(c)	1.45	1.53
Portfolio turnover	22	(n)	54	51	49		51	41
Net assets at end of period (000 omitted)	$276,469		$256,439	$320,384	$306,368		$319,721	$361,501

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$44.87		$53.79	$46.26	$48.26		$53.18	$48.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.37		$0.61	$0.55	$0.61	(c)	$0.62	$0.64
Net realized and unrealized gain (loss)	6.65		(4.11)	8.73	3.22		(0.61)	5.23
Total from investment operations	$7.02		$(3.50)	$9.28	$3.83		$0.01	$5.87

Less distributions declared to shareholders
From net investment income	$—		$(0.63)	$(0.66)	$(0.63)		$(0.72)	$(0.71)
From net realized gain	—		(4.79)	(1.09)	(5.20)		(4.21)	—
Total distributions declared to shareholders	$—		$(5.42)	$(1.75)	$(5.83)		$(4.93)	$(0.71)
Net asset value, end of period (x)	$51.89		$44.87	$53.79	$46.26		$48.26	$53.18
Total return (%) (k)(r)(s)(x)	15.65	(n)	(7.99)	20.47	8.17	(c)	0.87	12.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.70	0.71	0.74	(c)	0.85	0.85
Expenses after expense reductions (f)	0.69	(a)	0.69	0.70	0.69	(c)	0.70	0.70
Net investment income (loss)	1.47	(a)	1.14	1.10	1.30	(c)	1.20	1.28
Portfolio turnover	22	(n)	54	51	49		51	41
Net assets at end of period (000 omitted)	$175,954		$157,522	$182,103	$169,622		$143,427	$116,301

See Notes to Financial Statements

9

MFS Blended Research Core Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Blended Research Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an

11

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$450,331,556	$—	$—	$450,331,556
Mutual Funds	2,791,199	—	—	2,791,199
Total	$453,122,755	$—	$—	$453,122,755

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

12

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$6,509,038
Long-term capital gains	40,678,039
Total distributions	$47,187,077

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$346,791,083
Gross appreciation	113,766,610
Gross depreciation	(7,434,938)
Net unrealized appreciation (depreciation)	$106,331,672

As of 12/31/18

Undistributed ordinary income	6,264,931
Undistributed long-term capital gain	33,871,487
Net unrealized appreciation (depreciation)	52,259,837

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$4,125,022	$—	$25,645,863
Service Class	—	2,036,008	—	15,380,184
Total	$—	$6,161,030	$—	$41,026,047

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $21,468, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by

13

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $5,059, which equated to 0.0023% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $260.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $521 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $11,889, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $97,583,324 and $118,509,306, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	29,336	$1,482,517	98,132	$5,079,123
Service Class	66,013	3,274,739	253,350	13,012,309
	95,349	$4,757,256	351,482	$18,091,432

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	552,893	$29,330,972
Service Class	—	—	331,043	17,416,192
	—	$—	883,936	$46,747,164

Shares reacquired
Initial Class	(418,949)	$(21,189,233)	(896,433)	$(48,014,750)
Service Class	(185,387)	(9,233,559)	(459,784)	(24,614,532)
	(604,336)	$(30,422,792)	(1,356,217)	$(72,629,282)

Net change
Initial Class	(389,613)	$(19,706,716)	(245,408)	$(13,604,655)
Service Class	(119,374)	(5,958,820)	124,609	5,813,969
	(508,987)	$(25,665,536)	(120,799)	$(7,790,686)

14

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $1,322 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,121,333	$21,646,063	$21,976,605	$54	$354	$2,791,199

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$32,485	$—

15

MFS Blended Research Core Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2019

MFS® Corporate Bond Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

BDS-SEM

MFS® Corporate Bond Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Corporate Bond Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Corporate Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	82.5%
High Yield Corporates	10.3%
U.S. Treasury Securities	7.5%
Emerging Markets Bonds	0.9%
Commercial Mortgage-Backed Securities	0.1%
Asset-Backed Securities	0.1%
Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AA	2.3%
A	20.2%
BBB	60.2%
BB	10.5%
B	0.5%
CCC	0.1%
D	0.1%
U.S. Government	5.6%
Federal Agencies (o)	0.0%
Not Rated	1.9%
Cash & Cash Equivalents	0.5%
Other	(1.9)%

Portfolio facts (i)
Average Duration (d)	7.3
Average Effective Maturity (m)	10.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Corporate Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.63%	$1,000.00	$1,100.83	$3.28
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
Service Class	Actual	0.88%	$1,000.00	$1,100.38	$4.58
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.4%
Aerospace – 3.2%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$630,000	$639,702
L3 Technologies, Inc., 3.85%, 6/15/2023	1,083,000	1,130,017
Lockheed Martin Corp., 3.55%, 1/15/2026	964,000	1,024,546
Northrop Grumman Corp., 2.55%, 10/15/2022	1,737,000	1,740,614
Northrop Grumman Corp., 2.93%, 1/15/2025	1,488,000	1,515,523
TransDigm, Inc., 6.25%, 3/15/2026 (n)	1,109,000	1,167,222

		$7,217,624

Apparel Manufacturers – 0.7%
Tapestry, Inc., 4.125%, 7/15/2027	$1,518,000	$1,526,497

Asset-Backed & Securitized – 0.2%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.002% (LIBOR – 1mo. + 1.6%), 12/28/2040 (z)	$129,177	$124,477
Greenwich Capital Commercial Funding Corp., 5.83%, 7/10/2038	85,592	86,068
JPMorgan Chase Commercial Mortgage Securities Corp., 5.943%, 7/15/2042 (n)(q)	200,367	135,959
Lehman Brothers Commercial Conduit Mortgage Trust, 1.116%, 2/18/2030 (i)	25,292	2

		$346,506

Automotive – 2.6%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$717,000	$754,643
General Motors Co., 5.15%, 4/01/2038	606,000	597,329
General Motors Co., 6.25%, 10/02/2043	1,257,000	1,338,090
General Motors Financial Co., Inc., 4.35%, 1/17/2027	472,000	480,794
Lear Corp., 3.8%, 9/15/2027	1,276,000	1,263,068
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,426,000	1,473,678

		$5,907,602

Broadcasting – 1.1%
Discovery, Inc., 4.125%, 5/15/2029	$373,000	$388,481
Fox Corp., 4.03%, 1/25/2024 (n)	283,000	301,013
Fox Corp., 5.476%, 1/25/2039 (n)	708,000	835,482
Netflix, Inc., 4.875%, 4/15/2028	894,000	921,938

		$2,446,914

Brokerage & Asset Managers – 2.1%
Charles Schwab Corp., 3.85%, 5/21/2025	$1,140,000	$1,217,036
E*TRADE Financial Corp., 2.95%, 8/24/2022	625,000	631,177
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	652,000	656,220
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,142,876
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	1,080,000	1,114,306

		$4,761,615

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – 1.8%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$896,000	$883,610
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	850,000	902,316
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	504,000	501,373
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	747,000	745,745
Masco Corp., 4.45%, 4/01/2025	560,000	596,410
Masco Corp., 4.375%, 4/01/2026	476,000	499,316

		$4,128,770

Business Services – 2.2%
Equinix, Inc., 5.75%, 1/01/2025	$969,000	$1,008,729
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	220,000	227,407
Fidelity National Information Services, Inc., 5%, 10/15/2025	216,000	242,487
Fidelity National Information Services, Inc., 3%, 8/15/2026	1,167,000	1,180,824
Fiserv, Inc., 4.4%, 7/01/2049	711,000	748,022
MSCI, Inc., 5.75%, 8/15/2025 (n)	1,464,000	1,537,200

		$4,944,669

Cable TV – 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$505,000	$593,079
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	803,000	818,037
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	332,000	336,385
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	170,000	175,312
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	365,796
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	594,000	604,336
Time Warner Cable, Inc., 5%, 2/01/2020	354,000	358,654
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	892,359
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	358,469
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,628,862

		$6,131,289

Chemicals – 0.8%
LyondellBasell Industries N.V., 6%, 11/15/2021	$1,256,000	$1,346,712
Sherwin-Williams Co., 4.5%, 6/01/2047	500,000	533,298

		$1,880,010

4

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Computer Software – 1.0%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$1,456,000	$1,519,124
VeriSign, Inc., 4.625%, 5/01/2023	763,000	775,437

		$2,294,561

Computer Software – Systems – 0.4%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$436,520
Apple, Inc., 4.25%, 2/09/2047	319,000	358,611

		$795,131

Conglomerates – 1.0%
Roper Technologies, Inc., 4.2%, 9/15/2028	$681,000	$729,178
United Technologies Corp., 4.125%, 11/16/2028	517,000	567,977
Wabtec Corp., 4.95%, 9/15/2028	890,000	954,275

		$2,251,430

Consumer Products – 1.6%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$1,876,000	$1,891,492
Whirlpool Corp., 4.75%, 2/26/2029	1,482,000	1,596,054

		$3,487,546

Consumer Services – 2.7%
IHS Markit Ltd., 3.625%, 5/01/2024	$310,000	$319,502
IHS Markit Ltd., 4.25%, 5/01/2029	465,000	488,129
Priceline Group, Inc., 3.65%, 3/15/2025	283,000	299,107
Priceline Group, Inc., 3.6%, 6/01/2026	1,761,000	1,856,920
Priceline Group, Inc., 3.55%, 3/15/2028	486,000	506,548
Service Corp. International, 5.125%, 6/01/2029	980,000	1,031,450
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,623,850

		$6,125,506

Containers – 1.1%
Ball Corp., 4%, 11/15/2023	$1,009,000	$1,043,054
Ball Corp., 5.25%, 7/01/2025	1,354,000	1,465,705

		$2,508,759

Electrical Equipment – 0.9%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,979,000	$1,962,373

Electronics – 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$2,494,000	$2,443,874
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	976,000	926,551
Broadcom, Inc., 4.25%, 4/15/2026 (n)	1,267,000	1,285,847
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	258,258

		$4,914,530

Emerging Market Quasi-Sovereign – 0.7%
Petrobras Global Finance B.V., 6.9%, 3/19/2049	$1,414,000	$1,505,910

Energy – Integrated – 1.3%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$761,000	$832,648
Eni S.p.A., 4.25%, 5/09/2029 (n)	650,000	680,277

Issuer	Shares/Par	Value ($)
BONDS – continued
Energy – Integrated – continued
Shell International Finance B.V., 3.75%, 9/12/2046	$1,300,000	$1,376,352

		$2,889,277

Financial Institutions – 1.8%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$227,000	$232,767
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	434,000	466,031
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	1,576,000	1,567,656
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	642,221
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,089,341

		$3,998,016

Food & Beverages – 2.9%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	$470,000	$509,115
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	527,000	556,308
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	566,000	693,637
Conagra Brands, Inc., 5.3%, 11/01/2038	213,000	231,048
Conagra Brands, Inc., 5.4%, 11/01/2048	421,000	462,040
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,707,762
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	938,000	1,018,903
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	714,000	775,583
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	630,792

		$6,585,188

Gaming & Lodging – 2.3%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$1,365,000	$1,504,189
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	319,000	343,802
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	474,000	494,737
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030 (z)	922,000	949,660
Marriott International, Inc., 4%, 4/15/2028	1,749,000	1,842,392

		$5,134,780

Health Maintenance Organizations – 0.5%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	$945,000	$1,006,370

Insurance – 1.0%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$1,107,761
American International Group, Inc., 4.5%, 7/16/2044	367,000	387,949

5

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – continued
Unum Group, 4%, 3/15/2024	$637,000	$664,350

		$2,160,060

Insurance – Health – 1.5%
Centene Corp., 5.375%, 6/01/2026 (n)	$1,249,000	$1,313,011
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	1,942,203

		$3,255,214

Insurance – Property & Casualty – 3.1%
Aon Corp., 3.75%, 5/02/2029	$1,376,000	$1,434,132
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	828,000	841,377
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	343,147
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	743,000	815,607
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	900,000	935,768
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	812,268
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	740,000	848,883
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	510,713
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	507,435

		$7,049,330

Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$515,000	$535,934
CNH Industrial Capital LLC, 3.85%, 11/15/2027	905,000	903,722

		$1,439,656

Major Banks – 12.7%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$1,232,000	$1,250,257
Bank of America Corp., 3.004%, 12/20/2023	739,000	752,557
Bank of America Corp., 4.125%, 1/22/2024	1,917,000	2,050,290
Bank of America Corp., 4.2%, 8/26/2024	1,434,000	1,524,344
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	361,178
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	1,420,000	1,533,600
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	936,000	976,997
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	608,000	635,479
HSBC Holdings PLC, 4.375%, 11/23/2026	941,000	993,742
JPMorgan Chase & Co., 4.5%, 1/24/2022	790,000	832,449
JPMorgan Chase & Co., 3.25%, 9/23/2022	2,397,000	2,462,511
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	707,486
JPMorgan Chase & Co., 3.54%, 5/01/2028	1,709,000	1,778,897

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 3.964% to 11/15/2047, FLR (LIBOR - 3mo. + 1.38%) to 11/15/2048	$1,500,000	$1,591,486
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,111,000	1,164,656
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR (LIBOR - 3mo. + 3.78%) to 1/29/2049	1,221,000	1,349,486
Morgan Stanley, 5.5%, 7/28/2021	1,245,000	1,322,767
Morgan Stanley, 4.431% to 1/23/2029,
FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	485,648
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,861,000	1,894,207
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	1,293,000	1,325,554
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	414,000	446,233
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,525,354
Wells Fargo & Co., 3.75%, 1/24/2024	1,037,000	1,090,261
Wells Fargo & Co., 4.1%, 6/03/2026	476,000	504,809

		$28,560,248

Medical & Health Technology & Services – 5.0%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$161,000	$168,880
Becton, Dickinson and Co., 4.685%, 12/15/2044	847,000	939,578
Becton, Dickinson and Co., 4.669%, 6/06/2047	955,000	1,069,926
HCA, Inc., 4.75%, 5/01/2023	910,000	974,065
HCA, Inc., 5.25%, 6/15/2026	978,000	1,082,850
HCA, Inc., 5.875%, 2/01/2029	472,000	517,430
HCA, Inc., 5.125%, 6/15/2039	207,000	215,222
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	917,000	934,862
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	931,392
Life Technologies Corp., 6%, 3/01/2020	2,172,000	2,217,897
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	558,163
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	1,544,000	1,651,838

		$11,262,103

Medical Equipment – 2.1%
Abbott Laboratories, 2.9%, 11/30/2021	$2,291,000	$2,328,961
Abbott Laboratories, 4.75%, 11/30/2036	836,000	987,707
Boston Scientific Corp., 3.75%, 3/01/2026	548,000	582,853
Teleflex, Inc., 4.625%, 11/15/2027	125,000	128,594
Zimmer Biomet Holdings, Inc., FLR, 3.168% (LIBOR - 3mo. + 0.75%), 3/19/2021	774,000	773,174

		$4,801,289

6

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Metals & Mining – 1.4%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$863,000	$897,235
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,129,000	1,140,036
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	559,000	557,558
Vale Overseas Ltd., 6.875%, 11/21/2036	469,000	563,386

		$3,158,215

Midstream – 4.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,466,794
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	975,000	979,522
Enterprise Products Operating LLC, 4.2%, 1/31/2050	724,000	740,314
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	370,000	379,414
MPLX LP, 4.5%, 4/15/2038	744,000	751,148
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,597,813
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	148,970
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	330,250
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	542,000	594,279
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	1,074,824
Tallgrass Energy LP, 4.75%, 10/01/2023 (n)	1,184,000	1,200,304

		$9,263,632

Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$69,000	$73,064

Natural Gas – Distribution – 2.4%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$1,143,679
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	848,590
NiSource, Inc., 5.65%, 2/01/2045	475,000	576,988
Sempra Energy, 3.25%, 6/15/2027	2,779,000	2,778,941

		$5,348,198

Network & Telecom – 1.3%
AT&T, Inc., 5.35%, 12/15/2043	$685,000	$752,079
AT&T, Inc., 4.75%, 5/15/2046	1,136,000	1,199,632
AT&T, Inc., 5.15%, 11/15/2046	445,000	492,057
AT&T, Inc., 5.65%, 2/15/2047	452,000	530,340

		$2,974,108

Oils – 2.9%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$1,105,000	$1,116,465
Marathon Petroleum Corp., 4.75%, 9/15/2044	910,000	938,607
Marathon Petroleum Corp., 4.5%, 4/01/2048	883,000	887,302
Valero Energy Corp., 3.4%, 9/15/2026	1,601,000	1,632,593
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,964,543

		$6,539,510

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – 0.9%
Capital One Financial Corp., 3.75%, 4/24/2024	$796,000	$835,322
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	760,000	801,016
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 3.703%) to 12/31/2165 (n)	444,000	438,725

		$2,075,063

Pharmaceuticals – 0.8%
Elanco Animal Health, Inc., 4.9%, 8/28/2028	$1,624,000	$1,813,707

Pollution Control – 1.1%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$1,236,023
Republic Services, Inc., 3.95%, 5/15/2028	1,100,000	1,186,626

		$2,422,649

Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$222,000	$241,538
Teck Resources Ltd., 6.25%, 7/15/2041	667,000	748,899

		$990,437

Railroad & Shipping – 0.2%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$400,000	$420,031

Retailers – 1.5%
Best Buy Co., Inc., 5.5%, 3/15/2021	$31,000	$32,303
Best Buy Co., Inc., 4.45%, 10/01/2028	973,000	1,026,829
Dollar Tree, Inc., 4%, 5/15/2025	874,000	911,055
Dollar Tree, Inc., 4.2%, 5/15/2028	368,000	381,107
Home Depot, Inc., 4.875%, 2/15/2044	760,000	921,353

		$3,272,647

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$656,000	$688,908

Telecommunications – Wireless – 4.2%
American Tower Corp., REIT, 3.5%, 1/31/2023	$371,000	$382,997
American Tower Corp., REIT, 3%, 6/15/2023	1,049,000	1,059,175
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,054,454
American Tower Corp., REIT, 3.6%, 1/15/2028	1,133,000	1,153,336
American Tower Corp., REIT, 3.8%, 8/15/2029	553,000	570,033
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	511,065
Crown Castle International Corp., 3.15%, 7/15/2023	878,000	895,007
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	364,590
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	553,527
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,081,000	1,080,986
T-Mobile USA, Inc., 6%, 4/15/2024	1,640,000	1,709,700

		$9,334,870

7

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Tobacco – 0.5%
Altria Group, Inc., 4.8%, 2/14/2029	$945,000	$1,016,623
Reynolds American, Inc., 3.25%, 6/12/2020	165,000	166,120

		$1,182,743

Transportation – Services – 0.5%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$272,000	$287,634
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	575,025
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	212,334

		$1,074,993

U.S. Treasury Obligations – 5.5%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$8,277,000	$9,831,847
U.S. Treasury Bonds, 3%, 2/15/2048	2,322,600	2,544,427

		$12,376,274

Utilities – Electric Power – 6.6%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$597,000	$672,631
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	1,032,481
Duke Energy Progress LLC, 3.45%, 3/15/2029	582,000	613,614
EDP Finance B.V., 5.25%, 1/14/2021 (n)	728,000	754,563
Emera U.S. Finance LP, 2.7%, 6/15/2021	330,000	331,128
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	386,237
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	1,974,000	1,968,724

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	$471,000	$473,150
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	460,000	478,650
Eversource Energy, 2.9%, 10/01/2024	991,000	1,007,336
Exelon Corp., 3.497%, 6/01/2022	1,163,000	1,191,473
FirstEnergy Corp., 3.9%, 7/15/2027	707,000	742,530
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	1,283,000	1,319,052
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	655,821
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	1,057,000	1,094,143
Public Service Enterprise Group, 2%, 11/15/2021	1,555,000	1,540,450
Southern Co., 2.95%, 7/01/2023	440,000	446,590

		$14,708,573

Total Bonds (Identified Cost, $209,687,042)		$220,996,395

INVESTMENT COMPANIES (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $1,258,991)	1,259,125	$1,259,251

OTHER ASSETS, LESS LIABILITIES – 1.0%		2,254,813

NET ASSETS – 100.0%		$224,510,459

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,259,251 and $220,996,395, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,875,855, representing 16.4% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value

Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.002% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	$129,177	$124,477

Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	6/10/19	922,000	949,660

Total Restricted Securities			$1,074,137

% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

8

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/19

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	80	$17,214,375	September - 2019	$112,843
U.S. Treasury Ultra Bond	Long	USD	22	3,906,375	September - 2019	155,980

						$268,823

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	100	$12,796,875	September - 2019	$(278,488)
U.S. Treasury Ultra Note 10 yr	Short	USD	30	4,143,750	September - 2019	(111,202)

						$(389,690)

At June 30, 2019, the fund had liquid securities with an aggregate value of $79,586 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

9

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $209,687,042)	$220,996,395
Investments in affiliated issuers, at value (identified cost, $1,258,991)	1,259,251
Receivables for
Investments sold	403,050
Fund shares sold	314,060
Interest	2,425,519
Other assets	851
Total assets	$225,399,126

Liabilities
Payable to custodian	$6,281
Payables for
Net daily variation margin on open futures contracts	11,296
Investments purchased	722,494
Fund shares reacquired	63,364
Payable to affiliates
Investment adviser	3,071
Administrative services fee	445
Shareholder servicing costs	34
Distribution and/or service fees	4,525
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	77,057
Total liabilities	$888,667
Net assets	$224,510,459

Net assets consist of
Paid-in capital	$203,640,410
Total distributable earnings (loss)	20,870,049
Net assets	$224,510,459
Shares of beneficial interest outstanding	19,070,722

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$58,688,719	4,931,984	$11.90
Service Class	165,821,740	14,138,738	11.73

See Notes to Financial Statements

10

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Interest	$4,437,577
Dividends from affiliated issuers	51,596
Other	49
Total investment income	$4,489,222
Expenses
Management fee	$648,851
Distribution and/or service fees	199,408
Shareholder servicing costs	2,748
Administrative services fee	20,366
Independent Trustees’ compensation	5,835
Custodian fee	7,443
Shareholder communications	9,287
Audit and tax fees	37,542
Legal fees	1,030
Miscellaneous	15,381
Total expenses	$947,891
Reduction of expenses by investment adviser	(65,831)
Net expenses	$882,060
Net investment income (loss)	$3,607,162

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$331,300
Affiliated issuers	66
Net realized gain (loss)	$331,366
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$17,006,773
Affiliated issuers	161
Futures contracts	(120,867)
Net unrealized gain (loss)	$16,886,067
Net realized and unrealized gain (loss)	$17,217,433
Change in net assets from operations	$20,824,595

See Notes to Financial Statements

11

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$3,607,162	$7,734,863
Net realized gain (loss)	331,366	(982,075)
Net unrealized gain (loss)	16,886,067	(15,069,804)
Change in net assets from operations	$20,824,595	$(8,317,016)
Total distributions to shareholders	$—	$(9,639,419)
Change in net assets from fund share transactions	$(7,190,345)	$(30,948,965)
Total change in net assets	$13,634,250	$(48,905,400)

Net assets
At beginning of period	210,876,209	259,781,609
At end of period	$224,510,459	$210,876,209

See Notes to Financial Statements

12

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.81		$11.64	$11.36	$11.16		$11.76	$11.58

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.38	$0.39	$0.41	(c)	$0.42	$0.43
Net realized and unrealized gain (loss)	0.89		(0.72)	0.33	0.31		(0.46)	0.24
Total from investment operations	$1.09		$(0.34)	$0.72	$0.72		$(0.04)	$0.67

Less distributions declared to shareholders
From net investment income	$—		$(0.44)	$(0.44)	$(0.50)		$(0.48)	$(0.46)
From net realized gain	—		(0.05)	—	(0.02)		(0.08)	(0.03)
Total distributions declared to shareholders	$—		$(0.49)	$(0.44)	$(0.52)		$(0.56)	$(0.49)
Net asset value, end of period (x)	$11.90		$10.81	$11.64	$11.36		$11.16	$11.76
Total return (%) (k)(r)(s)(x)	10.08	(n)	(3.00)	6.39	6.28	(c)	(0.31)	5.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.68	0.68	0.65	(c)	0.68	0.67
Expenses after expense reductions (f)	0.63	(a)	0.63	0.63	0.60	(c)	0.63	0.65
Net investment income (loss)	3.52	(a)	3.44	3.37	3.52	(c)	3.64	3.59
Portfolio turnover	20	(n)	32	36	31		26	36
Net assets at end of period (000 omitted)	$58,689		$56,506	$65,445	$66,858		$70,980	$79,042

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.66		$11.49	$11.22	$11.03		$11.63	$11.45

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.35	$0.36	$0.37	(c)	$0.39	$0.39
Net realized and unrealized gain (loss)	0.89		(0.72)	0.32	0.30		(0.46)	0.25
Total from investment operations	$1.07		$(0.37)	$0.68	$0.67		$(0.07)	$0.64

Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.41)	$(0.46)		$(0.45)	$(0.43)
From net realized gain	—		(0.05)	—	(0.02)		(0.08)	(0.03)
Total distributions declared to shareholders	$—		$(0.46)	$(0.41)	$(0.48)		$(0.53)	$(0.46)
Net asset value, end of period (x)	$11.73		$10.66	$11.49	$11.22		$11.03	$11.63
Total return (%) (k)(r)(s)(x)	10.04	(n)	(3.31)	6.11	5.98	(c)	(0.58)	5.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.93	0.93	0.90	(c)	0.93	0.92
Expenses after expense reductions (f)	0.88	(a)	0.88	0.88	0.85	(c)	0.88	0.90
Net investment income (loss)	3.27	(a)	3.18	3.12	3.27	(c)	3.39	3.34
Portfolio turnover	20	(n)	32	36	31		26	36
Net assets at end of period (000 omitted)	$165,822		$154,370	$194,337	$188,440		$189,946	$211,332
See Notes to Financial Statements

13

MFS Corporate Bond Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Corporate Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Corporate Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from

15

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	$—	$12,376,274	$—	$12,376,274
Non-U.S. Sovereign Debt	—	1,505,910	—	1,505,910
U.S. Corporate Bonds	—	177,787,918	—	177,787,918
Residential Mortgage-Backed Securities	—	73,064	—	73,064
Commercial Mortgage-Backed Securities	—	222,029	—	222,029
Asset-Backed Securities (including CDOs)	—	124,477	—	124,477
Foreign Bonds	—	28,906,723	—	28,906,723
Mutual Funds	1,259,251	—	—	1,259,251
Total	$1,259,251	$220,996,395	$—	$222,255,646

Futures Contracts – Assets	$268,823	$—	$—	$268,823
Futures Contracts – Liabilities	(389,690)	—	—	(389,690)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$268,823	$(389,690)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

16

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

There is no realized gain (loss) from derivative transactions during the period.

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(120,867)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

17

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$9,320,203
Long-term capital gains	319,216
Total distributions	$9,639,419

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$211,942,297
Gross appreciation	11,110,255
Gross depreciation	(796,906)
Net unrealized appreciation (depreciation)	$10,313,349

As of 12/31/18

Undistributed ordinary income	8,023,326
Capital loss carryforwards	(1,030,459)
Net unrealized appreciation (depreciation)	(6,947,413)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(934,200)
Long-Term	(96,259)
Total	$(1,030,459)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$2,333,444	$—	$245,139
Service Class	—	6,343,746	—	717,090
Total	$—	$8,677,190	$—	$962,229

18

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.60%
In excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $10,453, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, this reduction amounted to $55,378, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $2,634, which equated to 0.0024% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $114.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0188% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $260 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

19

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$5,510,056	$9,804,850
Non-U.S. Government securities	$37,147,712	$36,345,610

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	100,820	$1,149,265	126,159	$1,417,456
Service Class	950,424	10,545,486	1,113,987	12,293,052
	1,051,244	$11,694,751	1,240,146	$13,710,508

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	236,784	$2,578,583
Service Class	—	—	656,822	7,060,836
	—	$—	893,606	$9,639,419

Shares reacquired
Initial Class	(397,360)	$(4,483,285)	(756,941)	$(8,379,096)
Service Class	(1,286,312)	(14,401,811)	(4,210,235)	(45,919,796)
	(1,683,672)	$(18,885,096)	(4,967,176)	$(54,298,892)

Net change
Initial Class	(296,540)	$(3,334,020)	(393,998)	$(4,383,057)
Service Class	(335,888)	(3,856,325)	(2,439,426)	(26,565,908)
	(632,428)	$(7,190,345)	(2,833,424)	$(30,948,965)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $696 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,006,790	$37,162,921	$38,910,687	$66	$161	$1,259,251

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$51,596	$—

20

MFS Corporate Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

21

Semiannual Report

June 30, 2019

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

RGS-SEM

MFS® Core Equity Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	4.1%
Amazon.com, Inc.	3.3%
Microsoft Corp.	2.9%
Alphabet, Inc., “A”	2.6%
American Tower Corp., REIT	2.0%
Aon PLC	2.0%
Mastercard, Inc., “A”	2.0%
Facebook, Inc., “A”	1.9%
Chevron Corp.	1.8%
Pfizer, Inc.	1.8%

Global equity sectors (k)
Technology	25.0%
Financial Services	17.5%
Health Care (s)	14.0%
Capital Goods	13.3%
Consumer Cyclicals	12.6%
Energy	7.9%
Consumer Staples	5.3%
Telecommunications and Cable Television (s)	3.4%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.87%	$1,000.00	$1,209.87	$4.77
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
Service Class	Actual	1.12%	$1,000.00	$1,208.49	$6.13
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.03% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

3

MFS Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Aerospace – 3.6%
Boeing Co.	4,525	$1,647,145
CACI International, Inc., “A” (a)	2,618	535,617
Curtiss-Wright Corp.	2,915	370,584
FLIR Systems, Inc.	2,998	162,192
Honeywell International, Inc.	11,090	1,936,203
Northrop Grumman Corp.	4,856	1,569,022
United Technologies Corp.	9,300	1,210,860

		$7,431,623

Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	4,276	$842,115

Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	5,315	$446,194
Skechers USA, Inc., “A” (a)	14,914	469,642

		$915,836

Automotive – 0.7%
Copart, Inc. (a)	6,311	$471,684
IAA, Inc. (a)	5,160	200,105
Lear Corp.	3,496	486,888
Stoneridge, Inc. (a)	9,851	310,799

		$1,469,476

Biotechnology – 0.5%
Biogen, Inc. (a)	2,104	$492,063
Illumina, Inc. (a)	1,629	599,716

		$1,091,779

Broadcasting – 0.6%
Netflix, Inc. (a)	3,255	$1,195,627

Brokerage & Asset Managers – 2.3%
Blackstone Group LP	18,334	$814,396
CME Group, Inc.	8,664	1,681,769
HealthEquity, Inc. (a)	6,495	424,773
TD Ameritrade Holding Corp.	37,423	1,868,156

		$4,789,094

Business Services – 4.6%
Amdocs Ltd.	8,211	$509,821
CarGurus, Inc. (a)	20,287	732,564
Cognizant Technology Solutions Corp., “A”	15,496	982,291
DXC Technology Co.	11,706	645,586
Endava PLC, ADR (a)	3,936	158,385
Equinix, Inc., REIT	1,398	704,997
Fidelity National Information Services, Inc.	8,144	999,106
First Data Corp. (a)	20,048	542,699
FleetCor Technologies, Inc. (a)	4,849	1,361,842
Global Payments, Inc.	6,100	976,793
Total System Services, Inc.	6,382	818,619
Verisk Analytics, Inc., “A”	6,961	1,019,508

		$9,452,211

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Cable TV – 1.0%
Altice USA, Inc. (a)	49,841	$1,213,629
Comcast Corp., “A”	21,044	889,740

		$2,103,369

Chemicals – 0.5%
FMC Corp.	6,909	$573,102
Ingevity Corp. (a)	3,526	370,829

		$943,931

Computer Software – 6.3%
Adobe Systems, Inc. (a)	8,971	$2,643,306
Cadence Design Systems, Inc. (a)	12,066	854,394
DocuSign, Inc. (a)	12,914	641,955
Microsoft Corp.	44,518	5,963,631
Salesforce.com, Inc. (a)	19,580	2,970,873

		$13,074,159

Computer Software – Systems – 5.2%
Apple, Inc. (s)	42,614	$8,434,163
Pluralsight, Inc., “A” (a)	22,236	674,195
Rapid7, Inc. (a)	11,146	644,685
ServiceNow, Inc. (a)	3,307	908,003
Square, Inc., “A” (a)	1,508	109,375

		$10,770,421

Construction – 1.5%
Masco Corp.	30,160	$1,183,478
Toll Brothers, Inc.	26,475	969,515
Vulcan Materials Co.	7,343	1,008,267

		$3,161,260

Consumer Products – 1.4%
Colgate-Palmolive Co.	14,349	$1,028,393
Kimberly-Clark Corp.	6,701	893,109
Procter & Gamble Co.	9,552	1,047,377

		$2,968,879

Consumer Services – 1.1%
Booking Holdings, Inc. (a)	540	$1,012,343
Bright Horizons Family Solutions, Inc. (a)	4,370	659,302
Grand Canyon Education, Inc. (a)	4,584	536,420

		$2,208,065

Containers – 0.3%
Berry Global Group, Inc. (a)	5,783	$304,128
Sealed Air Corp.	7,980	341,384

		$645,512

Electrical Equipment – 2.1%
AMETEK, Inc.	17,563	$1,595,423
Fortive Corp.	9,979	813,488
HD Supply Holdings, Inc. (a)	15,924	641,419
Sensata Technologies Holding PLC (a)	14,073	689,577
TE Connectivity Ltd.	6,981	668,640

		$4,408,547

4

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 3.0%
Analog Devices, Inc.	16,617	$1,875,561
Applied Materials, Inc.	4,866	218,532
Marvell Technology Group Ltd.	36,379	868,367
Mellanox Technologies Ltd. (a)	2,442	270,256
Monolithic Power Systems, Inc.	1,748	237,343
nLIGHT, Inc. (a)	8,181	157,075
Silicon Laboratories, Inc. (a)	2,679	277,009
Texas Instruments, Inc.	19,396	2,225,885

		$6,130,028

Energy – Independent – 1.9%
Diamondback Energy, Inc.	6,660	$725,740
EOG Resources, Inc.	12,684	1,181,642
Hess Corp.	5,583	354,911
Marathon Petroleum Corp.	18,005	1,006,120
Pioneer Natural Resources Co.	3,698	568,974

		$3,837,387

Energy – Integrated – 1.8%
Chevron Corp.	29,938	$3,725,485

Engineering – Construction – 0.2%
KBR, Inc.	17,980	$448,421

Entertainment – 0.1%
World Wrestling Entertainment, Inc., “A”	3,473	$250,785

Food & Beverages – 2.9%
Archer Daniels Midland Co.	13,761	$561,449
Coca-Cola Co.	16,207	825,260
Hostess Brands, Inc. (a)	34,016	491,191
J.M. Smucker Co.	3,445	396,830
Mondelez International, Inc.	27,394	1,476,537
Nomad Foods Ltd. (a)	10,181	217,466
PepsiCo, Inc.	15,616	2,047,726

		$6,016,459

Food & Drug Stores – 0.1%
Grocery Outlet Holding Corp. (a)	6,893	$226,642

Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	15,023	$2,107,577

General Merchandise – 1.4%
Dollar General Corp.	11,703	$1,581,778
Dollar Tree, Inc. (a)	11,644	1,250,449

		$2,832,227

Health Maintenance Organizations – 1.5%
Cigna Corp.	10,555	$1,662,940
Humana, Inc.	5,091	1,350,642

		$3,013,582

Insurance – 4.2%
Aon PLC	21,458	$4,140,965
Assurant, Inc.	7,206	766,574
Chubb Ltd.	9,862	1,452,574
Everest Re Group Ltd.	1,555	384,365
Hartford Financial Services Group, Inc.	14,437	804,430
MetLife, Inc.	13,303	660,760

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – continued
Reinsurance Group of America, Inc.	2,765	$431,423

		$8,641,091

Internet – 4.6%
Alphabet, Inc., “A” (a)(s)	5,036	$5,452,981
Facebook, Inc., “A” (a)	20,830	4,020,190

		$9,473,171

Leisure & Toys – 0.8%
Brunswick Corp.	8,042	$369,047
Electronic Arts, Inc. (a)	12,658	1,281,749

		$1,650,796

Machinery & Tools – 1.4%
Flowserve Corp.	13,080	$689,185
IDEX Corp.	2,778	478,205
ITT, Inc.	6,847	448,341
Roper Technologies, Inc.	3,491	1,278,614

		$2,894,345

Major Banks – 2.2%
Goldman Sachs Group, Inc.	11,719	$2,397,708
PNC Financial Services Group, Inc.	8,608	1,181,706
State Street Corp.	9,036	506,558
Wells Fargo & Co.	11,222	531,025

		$4,616,997

Medical & Health Technology & Services – 1.3%
Guardant Health, Inc. (a)	1,292	$111,538
HCA Healthcare, Inc.	7,048	952,678
ICON PLC (a)	4,645	715,191
IDEXX Laboratories, Inc. (a)	1,158	318,832
McKesson Corp.	4,558	612,550

		$2,710,789

Medical Equipment – 4.4%
Adaptive Biotechnologies Corp. (a)	2,116	$102,203
Becton, Dickinson and Co.	5,367	1,352,538
Boston Scientific Corp. (a)	35,166	1,511,435
Danaher Corp.	6,118	874,384
Masimo Corp. (a)	3,892	579,207
Medtronic PLC	25,065	2,441,080
PerkinElmer, Inc.	10,033	966,579
STERIS PLC	3,837	571,253
West Pharmaceutical Services, Inc.	5,001	625,875

		$9,024,554

Natural Gas – Pipeline – 0.4%
Enterprise Products Partners LP	19,033	$549,483
Equitrans Midstream Corp.	16,658	328,329

		$877,812

Network & Telecom – 1.4%
Cisco Systems, Inc.	43,148	$2,361,490
Interxion Holding N.V. (a)	6,000	456,540

		$2,818,030

5

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Oil Services – 0.6%
Apergy Corp. (a)	6,587	$220,928
Cactus, Inc., “A” (a)	9,491	314,342
Core Laboratories N.V.	8,308	434,342
Patterson-UTI Energy, Inc.	20,641	237,578

		$1,207,190

Other Banks & Diversified Financials – 6.3%
Bank OZK	23,308	$701,338
BB&T Corp.	42,398	2,083,014
Citigroup, Inc.	39,606	2,773,608
EuroDekania Ltd. (u)	151,350	1,936
Mastercard, Inc., “A”	15,587	4,123,229
Prosperity Bancshares, Inc.	3,339	220,541
Signature Bank	6,670	806,003
U.S. Bancorp	33,155	1,737,322
Wintrust Financial Corp.	6,775	495,659

		$12,942,650

Pharmaceuticals – 6.7%
Elanco Animal Health, Inc. (a)	76,100	$2,572,180
Eli Lilly & Co.	18,606	2,061,359
Johnson & Johnson	21,438	2,985,885
Pfizer, Inc.	84,141	3,644,988
Zoetis, Inc.	22,972	2,607,092

		$13,871,504

Pollution Control – 0.5%
Evoqua Water Technologies LLC (a)	25,085	$357,210
Waste Connections, Inc.	6,714	641,724

		$998,934

Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	6,356	$1,495,185
Kansas City Southern Co.	10,616	1,293,241

		$2,788,426

Real Estate – 2.6%
Industrial Logistics Properties Trust, REIT	38,300	$797,406
Life Storage, Inc., REIT	1,880	178,750
Medical Properties Trust, Inc., REIT	113,003	1,970,772
STORE Capital Corp., REIT	27,499	912,692
Sun Communities, Inc., REIT	2,564	328,679
W.P. Carey, Inc., REIT	14,003	1,136,764

		$5,325,063

Restaurants – 1.2%
Starbucks Corp.	22,296	$1,869,074
U.S. Foods Holding Corp. (a)	19,178	685,805

		$2,554,879

Specialty Chemicals – 1.1%
Corteva, Inc.	25,401	$751,108
DuPont de Nemours, Inc.	15,761	1,183,178
Univar, Inc. (a)	16,776	369,743

		$2,304,029

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 5.8%
Amazon.com, Inc. (a)(s)	3,592	$6,801,919
Chewy, Inc., “A” (a)	6,408	224,280
Costco Wholesale Corp.	5,804	1,533,765
Floor & Decor Holdings, Inc. (a)	20,707	867,623
Ross Stores, Inc.	14,898	1,476,690
Target Corp.	13,135	1,137,622

		$12,041,899

Telecommunications – Wireless – 2.0%
American Tower Corp., REIT	20,568	$4,205,128

Telephone Services – 0.6%
Verizon Communications, Inc.	20,538	$1,173,336

Tobacco – 0.5%
Philip Morris International, Inc.	14,356	$1,127,377

Utilities – Electric Power – 3.1%
American Electric Power Co., Inc.	10,668	$938,891
Avangrid, Inc.	4,157	209,928
CenterPoint Energy, Inc.	18,609	532,776
CMS Energy Corp.	12,987	752,077
Evergy, Inc.	12,418	746,943
Exelon Corp.	18,388	881,521
NextEra Energy, Inc.	6,224	1,275,049
Southern Co.	5,770	318,965
Xcel Energy, Inc.	14,041	835,299

		$6,491,449

Total Common Stocks (Identified Cost, $149,852,637)		$205,799,946

CONVERTIBLE PREFERRED STOCKS – 0.1%
Natural Gas – Distribution – 0.1%
South Jersey Industries, Inc., 7.25%	4,203	$223,810

Utilities – Electric Power – 0.0%
American Electric Power Co., Inc., 6.125%	1,150	$61,536

Total Convertible Preferred Stocks (Identified Cost, $267,650)		$285,346

INVESTMENT COMPANIES (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $931,238)	931,218	$931,311

SECURITIES SOLD SHORT – (0.5)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(20,858)	$(632,414)

Telecommunications – Wireless – (0.2)%
Crown Castle International Corp., REIT	(3,720)	$(484,902)

Total Securities Sold Short (Proceeds Received, $1,050,080)		$(1,117,316)

OTHER ASSETS, LESS LIABILITIES – 0.6%		1,148,815

NET ASSETS – 100.0%		$207,048,102

6

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $931,311 and $206,085,292, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

At June 30, 2019, the fund had cash collateral of $12,198 and other liquid securities with an aggregate value of $2,015,017 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

7

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $150,120,287)	$206,085,292
Investments in affiliated issuers, at value (identified cost, $931,238)	931,311
Cash	1,357
Deposits with brokers for
Securities sold short	12,198
Receivables for
Investments sold	2,304,088
Fund shares sold	11,060
Dividends	181,664
Other assets	797
Total assets	$209,527,767

Liabilities
Payables for
Securities sold short, at value (proceeds received, $1,050,080)	$1,117,316
Investments purchased	1,011,084
Fund shares reacquired	254,580
Payable to affiliates
Investment adviser	16,711
Administrative services fee	419
Shareholder servicing costs	66
Distribution and/or service fees	1,246
Payable for independent Trustees’ compensation	310
Accrued expenses and other liabilities	77,933
Total liabilities	$2,479,665
Net assets	$207,048,102

Net assets consist of
Paid-in capital	$116,497,026
Total distributable earnings (loss)	90,551,076
Net assets	$207,048,102
Shares of beneficial interest outstanding	7,915,362

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$161,254,114	6,147,933	$26.23
Service Class	45,793,988	1,767,429	25.91

See Notes to Financial Statements

8

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$1,659,252
Income on securities loaned	21,184
Other	20,941
Dividends from affiliated issuers	20,871
Foreign taxes withheld	(3,411)
Total investment income	$1,718,837
Expenses
Management fee	$752,952
Distribution and/or service fees	56,144
Shareholder servicing costs	5,311
Administrative services fee	19,270
Independent Trustees’ compensation	3,274
Custodian fee	6,258
Shareholder communications	20,261
Audit and tax fees	28,325
Legal fees	946
Dividend and interest expense on securities sold short	35,075
Interest expense and fees	613
Miscellaneous	15,872
Total expenses	$944,301
Reduction of expenses by investment adviser	(9,697)
Net expenses	$934,604
Net investment income (loss)	$784,233

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$6,142,097
Affiliated issuers	(103)
Foreign currency	(824)
Net realized gain (loss)	$6,141,170
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$30,876,442
Affiliated issuers	73
Securities sold short	111,641
Translation of assets and liabilities in foreign currencies	8
Net unrealized gain (loss)	$30,988,164
Net realized and unrealized gain (loss)	$37,129,334
Change in net assets from operations	$37,913,567

See Notes to Financial Statements

9

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$784,233	$1,561,666
Net realized gain (loss)	6,141,170	26,562,017
Net unrealized gain (loss)	30,988,164	(34,642,636)
Change in net assets from operations	$37,913,567	$(6,518,953)
Total distributions to shareholders	$—	$(23,497,053)
Change in net assets from fund share transactions	$(17,051,840)	$(1,288,330)
Total change in net assets	$20,861,727	$(31,304,336)

Net assets
At beginning of period	186,186,375	217,490,711
At end of period	$207,048,102	$186,186,375

See Notes to Financial Statements

10

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$21.68		$25.21	$21.67	$21.28		$23.40	$21.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.20	$0.17	$0.21	(c)	$0.17	$0.16
Net realized and unrealized gain (loss)	4.45		(0.78)	5.04	2.16		(0.35)	2.27
Total from investment operations	$4.55		$(0.58)	$5.21	$2.37		$(0.18)	$2.43

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.23)	$(0.17)		$(0.13)	$(0.18)
From net realized gain	—		(2.77)	(1.44)	(1.81)		(1.81)	(0.34)
Total distributions declared to shareholders	$—		$(2.95)	$(1.67)	$(1.98)		$(1.94)	$(0.52)
Net asset value, end of period (x)	$26.23		$21.68	$25.21	$21.67		$21.28	$23.40
Total return (%) (k)(r)(s)(x)	20.99	(n)	(3.83)	24.82	11.38	(c)	(0.21)	11.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.87	0.87	0.84	(c)	0.86	0.85
Expenses after expense reductions (f)	0.87	(a)	0.86	0.86	0.82	(c)	0.85	0.84
Net investment income (loss)	0.84	(a)	0.79	0.72	1.00	(c)	0.75	0.74
Portfolio turnover	22	(n)	40	39	60		50	48
Net assets at end of period (000 omitted)	$161,254		$144,991	$171,038	$156,040		$156,450	$115,826

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.84	(a)	0.83	0.84	0.80	(c)	0.84	0.84

See Notes to Financial Statements

11

MFS Core Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$21.44		$24.96	$21.47	$21.10		$23.20	$21.32

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.14	$0.11	$0.16	(c)	$0.11	$0.11
Net realized and unrealized gain (loss)	4.40		(0.78)	4.99	2.13		(0.33)	2.24
Total from investment operations	$4.47		$(0.64)	$5.10	$2.29		$(0.22)	$2.35

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.17)	$(0.11)		$(0.07)	$(0.13)
From net realized gain	—		(2.77)	(1.44)	(1.81)		(1.81)	(0.34)
Total distributions declared to shareholders	$—		$(2.88)	$(1.61)	$(1.92)		$(1.88)	$(0.47)
Net asset value, end of period (x)	$25.91		$21.44	$24.96	$21.47		$21.10	$23.20
Total return (%) (k)(r)(s)(x)	20.85	(n)	(4.07)	24.50	11.07	(c)	(0.40)	11.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.12	1.12	1.09	(c)	1.11	1.10
Expenses after expense reductions (f)	1.12	(a)	1.11	1.11	1.07	(c)	1.10	1.09
Net investment income (loss)	0.59	(a)	0.54	0.47	0.75	(c)	0.50	0.49
Portfolio turnover	22	(n)	40	39	60		50	48
Net assets at end of period (000 omitted)	$45,794		$41,195	$46,453	$42,883		$47,083	$48,813

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.09	(a)	1.08	1.09	1.06	(c)	1.09	1.09

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Household International, Inc., the total return for the year ended December 31, 2017 would have been lower by approximately 0.78%.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset

13

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$202,398,864	$—	$—	$202,398,864
Canada	2,136,910	—	—	2,136,910
Ireland	715,191	—	—	715,191
Netherlands	456,540	—	—	456,540
United Kingdom	375,851	—	—	375,851
Cayman Islands	—	—	1,936	1,936
Mutual Funds	931,311	—	—	931,311
Total	$207,014,667	$—	$1,936	$207,016,603

Short Sales	$(1,117,316)	$—	$—	$(1,117,316)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/18	$18,858
Change in unrealized appreciation or depreciation	(16,922)
Balance as of 6/30/19	$1,936

The net change in unrealized appreciation or depreciation from investments held as level 3 at June 30, 2019 is $(16,922). At June 30, 2019, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2019, this expense amounted to $35,075. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or

U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is

14

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$6,671,036
Tax return of capital	16,826,017
Total distributions	$23,497,053

15

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$151,581,544
Gross appreciation	60,547,365
Gross depreciation	(5,112,306)
Net unrealized appreciation (depreciation)	$55,435,059

As of 12/31/18

Undistributed ordinary income	3,005,783
Undistributed long-term capital gain	25,156,626
Other temporary differences	95,433
Net unrealized appreciation (depreciation)	24,379,667

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$1,128,747	$—	$17,409,241
Service Class	—	196,254	—	4,762,811
Total	$—	$1,325,001	$—	$22,172,052

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $9,697, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.84% of average daily net assets for the Initial Class shares and 1.09% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

16

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $5,097, which equated to 0.0051% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $214.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0192% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $237 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $77,407 and $79,712, respectively. The sales transactions resulted in net realized gains (losses) of $10,948.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $7,262, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short sales and short-term obligations, aggregated $44,987,264 and $60,099,232, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	75,252	$1,858,151	194,535	$4,980,452
Service Class	55,198	1,349,986	265,699	6,551,910
	130,450	$3,208,137	460,234	$11,532,362

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	743,602	$18,537,988
Service Class	—	—	200,935	4,959,065
	—	$—	944,537	$23,497,053

Shares reacquired
Initial Class	(616,324)	$(15,133,855)	(1,034,631)	$(26,088,919)
Service Class	(209,278)	(5,126,122)	(406,173)	(10,228,826)
	(825,602)	$(20,259,977)	(1,440,804)	$(36,317,745)

17

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Net change
Initial Class	(541,072)	$(13,275,704)	(96,494)	$(2,570,479)
Service Class	(154,080)	(3,776,136)	60,461	1,282,149
	(695,152)	$(17,051,840)	(36,033)	$(1,288,330)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $591 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,863,869	$19,240,468	$21,172,996	$(103)	$73	$931,311

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$20,871	$—

18

MFS Core Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

Semiannual Report

June 30, 2019

MFS® Emerging Markets

Equity Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

FCE-SEM

MFS® Emerging Markets Equity Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Emerging Markets Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Samsung Electronics Co. Ltd.	4.7%
Tencent Holdings Ltd.	4.6%
Housing Development Finance Corp. Ltd.	3.5%
Alibaba Group Holding Ltd., ADR	3.1%
Yum China Holdings, Inc.	2.8%
AIA Group Ltd.	2.5%
China Resources Beer Holdings Co. Ltd.	2.4%
Banco Bradesco S.A., ADR	2.3%
LUKOIL PJSC, ADR	2.2%

GICS equity sectors (g)
Financials	26.0%
Information Technology	15.1%
Consumer Discretionary	14.5%
Consumer Staples	11.8%
Communication Services	10.6%
Industrials	8.2%
Energy	4.7%
Materials	4.1%
Real Estate	2.0%
Utilities	1.2%
Health Care	0.7%

Issuer country weightings (x)
China	22.8%
South Korea	11.6%
Brazil	9.5%
India	9.3%
Hong Kong	7.8%
Taiwan	7.7%
South Africa	5.2%
Indonesia	4.6%
Russia	4.6%
Other Countries	16.9%

Currency exposure weightings (y)
Hong Kong Dollar	19.4%
South Korean Won	11.6%
Brazilian Real	9.5%
Indian Rupee	8.2%
Chinese Renminbi	7.9%
Taiwan Dollar	7.7%
United States Dollar	7.7%
South African Rand	5.2%
Indonesian Rupiah	4.6%
Other Currencies	18.2%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)

Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Emerging Markets Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	1.33%	$1,000.00	$1,128.81	$7.02
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66
Service Class	Actual	1.58%	$1,000.00	$1,126.64	$8.33
	Hypothetical (h)	1.58%	$1,000.00	$1,016.96	$7.90

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.23%, $6.49, and $6.16 for Initial Class and 1.48%, $7.80, and $7.40 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.9%
Alcoholic Beverages – 5.0%
Ambev S.A., ADR	162,995	$761,186
China Resources Beer Holdings Co. Ltd.	234,000	1,111,333
Kweichow Moutai Co., Ltd., “A”	3,000	429,801

		$2,302,320

Apparel Manufacturers – 0.6%
Stella International Holdings Ltd.	166,000	$280,502

Automotive – 2.0%
Mahindra & Mahindra Ltd.	50,296	$477,512
PT Astra International Tbk	822,100	433,527

		$911,039

Broadcasting – 0.1%
Multichoice Group Ltd. (a)	3,076	$29,258

Brokerage & Asset Managers – 0.4%
B3 Brasil Bolsa Balcao S.A.	19,600	$191,205

Business Services – 1.6%
Cognizant Technology Solutions Corp., “A”	10,633	$674,026
Motus Holdings Ltd.	9,626	49,972

		$723,998

Computer Software – Systems – 1.1%
Linx S.A.	57,000	$529,187

Construction – 2.7%
PT Indocement Tunggal Prakarsa Tbk	380,100	$538,099
Techtronic Industries Co. Ltd.	94,500	723,415

		$1,261,514

Consumer Products – 0.5%
Dabur India Ltd.	39,137	$227,074

Consumer Services – 3.4%
51job, Inc., ADR (a)	7,930	$598,715
Ctrip.com International Ltd., ADR (a)	8,440	311,520
Localiza Rent a Car S.A.	16,100	171,820
MakeMyTrip Ltd. (a)	20,613	511,202

		$1,593,257

Containers – 0.4%
Lock & Lock Co. Ltd.	14,494	$195,822

Electrical Equipment – 2.3%
Bharat Heavy Electricals Ltd.	334,655	$354,641
LS Industrial Systems Co. Ltd.	15,847	693,088

		$1,047,729

Electronics – 11.2%
Samsung Electronics Co. Ltd.	53,683	$2,185,165
Silicon Motion Technology Corp., ADR	12,323	546,895
Taiwan Semiconductor Manufacturing Co. Ltd.	320,258	2,464,356

		$5,196,416

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Energy – Integrated – 3.3%
LUKOIL PJSC, ADR	12,100	$1,021,482
Petroleo Brasileiro S.A., ADR	33,245	517,625

		$1,539,107

Food & Beverages – 4.6%
AVI Ltd.	76,173	$494,084
BRF S.A. (a)	17,854	137,254
Fomento Economico Mexicano S.A.B. de C.V., ADR	1,532	148,221
Orion Corp.	7,629	611,166
Tingyi (Cayman Islands) Holding Corp.	438,000	731,149

		$2,121,874

Food & Drug Stores – 0.6%
Dairy Farm International Holdings Ltd.	39,400	$281,710

Forest & Paper Products – 0.8%
Suzano S.A.	41,100	$351,602

Gaming & Lodging – 1.5%
Genting Berhad	419,400	$687,075

General Merchandise – 0.7%
S.A.C.I. Falabella	22,544	$147,213
Walmart de Mexico S.A.B. de C.V.	67,844	185,218

		$332,431

Insurance – 3.0%
AIA Group Ltd.	108,800	$1,173,419
Samsung Fire & Marine Insurance Co. Ltd.	915	212,376

		$1,385,795

Internet – 11.3%
Alibaba Group Holding Ltd., ADR (a)	8,375	$1,419,143
Baidu, Inc., ADR (a)	7,755	910,127
NAVER Corp.	7,613	751,641
Tencent Holdings Ltd.	47,700	2,153,055

		$5,233,966

Machinery & Tools – 3.6%
Doosan Bobcat, Inc.	22,679	$714,949
Haitian International Holdings Ltd.	246,000	510,788
PT United Tractors Tbk	234,400	467,887

		$1,693,624

Major Banks – 7.0%
ABSA Group Ltd.	75,553	$944,077
Banco Bradesco S.A., ADR	107,166	1,052,370
China Construction Bank	1,057,670	911,213
Industrial & Commercial Bank of China, “H”	310,000	226,199
Nova Ljubljanska Banka d.d., GDR (z)	10,663	140,649

		$3,274,508

Metals & Mining – 1.1%
Vale S.A., ADR (a)	36,819	$494,847

4

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Network & Telecom – 1.3%
VTech Holdings Ltd.	69,700	$623,684

Oil Services – 0.3%
Lamprell PLC (a)	199,974	$160,501

Other Banks & Diversified Financials – 15.6%
Abu Dhabi Commercial Bank	103,835	$236,608
Banco Macro S.A., ADR	2,909	211,921
Bancolombia S.A., ADR	4,041	206,253
Credicorp Ltd.	1,329	304,221
E.Sun Financial Holding Co. Ltd.	691,714	579,036
Grupo Financiero Inbursa S.A. de C.V.	284,689	411,747
Housing Development Finance Corp. Ltd.	50,492	1,603,470
Kasikornbank Co. Ltd.	98,500	608,649
Komercni Banka A.S.	10,612	422,850
Metropolitan Bank & Trust Co.	500,936	696,627
Public Bank Berhad	96,500	537,084
Sberbank of Russia	220,490	831,768
Shriram Transport Finance Co. Ltd.	37,757	590,990

		$7,241,224

Pharmaceuticals – 0.7%
Genomma Lab Internacional S.A., “B” (a)	376,561	$341,762

Real Estate – 2.0%
Aldar Properties PJSC	337,360	$173,587
Hang Lung Properties Ltd.	230,000	547,051
Multiplan Empreendimentos Imobiliarios S.A.	29,450	212,902

		$933,540

Restaurants – 2.8%
Yum China Holdings, Inc.	27,971	$1,292,260

Specialty Chemicals – 1.0%
Astra Argo Lestari	208,100	$153,194
PTT Global Chemical PLC	156,000	325,556

		$478,750

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 0.6%
Dufry AG	3,128	$264,928

Telecommunications – Wireless – 0.6%
Mobile TeleSystems PJSC, ADR	31,191	$290,388

Telephone Services – 3.5%
Hellenic Telecommunications Organization S.A.	28,575	$422,404
Naspers Ltd.	3,512	852,634
PT XL Axiata Tbk (a)	1,628,800	343,573

		$1,618,611

Tobacco – 0.5%
PT Hanjaya Mandala Sampoerna Tbk	984,250	$218,761

Trucking – 0.0%
Imperial Logistics Ltd	6,559	$23,950

Utilities – Electric Power – 1.2%
CESC Ltd.	50,106	$569,311

Total Common Stocks (Identified Cost, $32,916,776)		$45,943,530

INVESTMENT COMPANIES (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $448,401)	448,378	$448,423

OTHER ASSETS, LESS LIABILITIES – 0.1%		51,290

NET ASSETS – 100.0%		$46,443,243

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $448,423 and $45,943,530, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value

Nova Ljubljanska Banka d.d., GDR	11/09/18	$124,519	$140,649

% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See Notes to Financial Statements

5

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $32,916,776)	$45,943,530
Investments in affiliated issuers, at value (identified cost, $448,401)	448,423
Foreign currency, at value (identified cost, $19,675)	19,708
Receivables for
Investments sold	28,469
Fund shares sold	281
Dividends	169,806
Receivable from investment adviser	1,667
Other assets	324
Total assets	$46,612,208

Liabilities
Payables for
Fund shares reacquired	$21,996
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	28
Distribution and/or service fees	698
Payable for independent Trustees’ compensation	174
Deferred country tax expense payable	29,334
Accrued expenses and other liabilities	116,543
Total liabilities	$168,965
Net assets	$46,443,243

Net assets consist of
Paid-in capital	$31,188,112
Total distributable earnings (loss)	15,255,131
Net assets	$46,443,243
Shares of beneficial interest outstanding	2,816,685

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$20,927,657	1,257,813	$16.64
Service Class	25,515,586	1,558,872	16.37

See Notes to Financial Statements

6

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$639,645
Dividends from affiliated issuers	6,772
Other	2,767
Interest	1,162
Income on securities loaned	17
Foreign taxes withheld	(66,403)
Total investment income	$583,960
Expenses
Management fee	$245,302
Distribution and/or service fees	31,063
Shareholder servicing costs	2,162
Administrative services fee	8,679
Independent Trustees’ compensation	956
Custodian fee	62,687
Shareholder communications	5,636
Audit and tax fees	35,260
Legal fees	305
Miscellaneous	12,201
Total expenses	$404,251
Reduction of expenses by investment adviser	(62,221)
Net expenses	$342,030
Net investment income (loss)	$241,930

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $844 country tax)	$1,210,747
Affiliated issuers	(53)
Foreign currency	(5,830)
Net realized gain (loss)	$1,204,864
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $3,894 increase in deferred country tax)	$4,132,024
Affiliated issuers	23
Translation of assets and liabilities in foreign currencies	479
Net unrealized gain (loss)	$4,132,526
Net realized and unrealized gain (loss)	$5,337,390
Change in net assets from operations	$5,579,320

See Notes to Financial Statements

7

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$241,930	$276,402
Net realized gain (loss)	1,204,864	2,579,877
Net unrealized gain (loss)	4,132,526	(10,326,119)
Change in net assets from operations	$5,579,320	$(7,469,840)
Total distributions to shareholders	$—	$(118,016)
Change in net assets from fund share transactions	$(3,996,526)	$(5,242,859)
Total change in net assets	$1,582,794	$(12,830,715)

Net assets
At beginning of period	44,860,449	57,691,164
At end of period	$46,443,243	$44,860,449

See Notes to Financial Statements

8

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$14.75		$17.19	$12.59	$11.59		$13.46	$14.51

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.11	$0.06	$0.15	(c)	$0.10	$0.13
Net realized and unrealized gain (loss)	1.80		(2.49)	4.71	0.93		(1.84)	(1.08)
Total from investment operations	$1.89		$(2.38)	$4.77	$1.08		$(1.74)	$(0.95)

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.17)	$(0.08)		$(0.13)	$(0.10)
Net asset value, end of period (x)	$16.64		$14.75	$17.19	$12.59		$11.59	$13.46
Total return (%) (k)(r)(s)(x)	12.81	(n)	(13.89)	37.98	9.28	(c)	(12.89)	(6.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.50	1.53	1.34	(c)	1.65	1.48
Expenses after expense reductions (f)	1.33	(a)	1.37	1.40	1.13	(c)	1.40	1.40
Net investment income (loss)	1.17	(a)(l)	0.65	0.41	1.29	(c)	0.74	0.89
Portfolio turnover	11	(n)	31	27	47		51	49
Net assets at end of period (000 omitted)	$20,928		$20,887	$28,026	$22,605		$25,665	$33,752

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$14.53		$16.94	$12.41	$11.42		$13.24	$14.29

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.07	$0.02	$0.12	(c)	$0.06	$0.10
Net realized and unrealized gain (loss)	1.77		(2.46)	4.64	0.91		(1.80)	(1.09)
Total from investment operations	$1.84		$(2.39)	$4.66	$1.03		$(1.74)	$(0.99)

Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.13)	$(0.04)		$(0.08)	$(0.06)
Net asset value, end of period (x)	$16.37		$14.53	$16.94	$12.41		$11.42	$13.24
Total return (%) (k)(r)(s)(x)	12.66	(n)	(14.13)	37.66	9.04	(c)	(13.08)	(6.99)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	1.75	1.78	1.58	(c)	1.90	1.73
Expenses after expense reductions (f)	1.58	(a)	1.62	1.65	1.37	(c)	1.65	1.65
Net investment income (loss)	0.92	(a)(l)	0.40	0.16	1.02	(c)	0.46	0.70
Portfolio turnover	11	(n)	31	27	47		51	49
Net assets at end of period (000 omitted)	$25,516		$23,973	$29,665	$24,307		$25,678	$31,419

See Notes to Financial Statements

9

MFS Emerging Markets Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Emerging Markets Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the

11

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$10,605,306	$—	$—	$10,605,306
South Korea	5,364,206	—	—	5,364,206
Brazil	4,419,998	—	—	4,419,998
India	4,334,201	—	—	4,334,201
Hong Kong	3,629,781	—	—	3,629,781
Taiwan	3,590,286	—	—	3,590,286
South Africa	2,393,974	—	—	2,393,974
Indonesia	2,155,040	—	—	2,155,040
Russia	1,311,870	831,768	—	2,143,638
Other Countries	6,840,895	466,205	—	7,307,100
Mutual Funds	448,423	—	—	448,423
Total	$45,093,980	$1,297,973	$—	$46,391,953

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2019, there were no securities on loan or collateral outstanding.

12

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$118,016

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$34,208,315
Gross appreciation	13,757,277
Gross depreciation	(1,573,639)
Net unrealized appreciation (depreciation)	$12,183,638

As of 12/31/18

Undistributed ordinary income	230,717
Undistributed long-term capital gain	1,420,887
Other temporary differences	(23,490)
Net unrealized appreciation (depreciation)	8,047,697

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$87,265
Service Class	—	30,751
Total	$—	$118,016

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	1.05%
In excess of $500 million	1.00%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $2,258, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 1.04% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.33% of average daily net assets for the Initial Class shares and 1.58% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2019. For the six months ended June 30, 2019, this reduction amounted to $59,963, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2019, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.23% of average daily net assets for the Initial Class shares and 1.48% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $2,055, which equated to 0.0088% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $107.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0371% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

14

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $55 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $73,509 and $108,747, respectively. The sales transactions resulted in net realized gains (losses) of $12,709.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $2,749, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $5,288,496 and $9,280,105, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	30,748	$503,953	59,189	$1,002,780
Service Class	95,940	1,520,502	398,376	6,530,385
	126,688	$2,024,455	457,565	$7,533,165

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	5,241	$87,265
Service Class	—	—	1,874	30,751
	—	$—	7,115	$118,016

Shares reacquired
Initial Class	(188,840)	$(3,014,434)	(278,563)	$(4,678,515)
Service Class	(187,031)	(3,006,547)	(501,945)	(8,215,525)
	(375,871)	$(6,020,981)	(780,508)	$(12,894,040)

Net change
Initial Class	(158,092)	$(2,510,481)	(214,133)	$(3,588,470)
Service Class	(91,091)	(1,486,045)	(101,695)	(1,654,389)
	(249,183)	$(3,996,526)	(315,828)	$(5,242,859)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 8% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary

15

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $141 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$364,115	$5,864,553	$5,780,215	$(53)	$23	$448,423

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$6,772	$—

16

MFS Emerging Markets Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2019

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

WGS-SEM

MFS® Global Governments Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Governments Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
U.S. Treasury Securities	42.6%
Non-U.S. Government Bonds	40.9%
Emerging Markets Bonds	4.1%
Mortgage-Backed Securities	0.6%
U.S. Government Agencies	0.4%

Composition including fixed income credit quality (a)(i)
AAA	4.5%
AA	10.1%
A	17.2%
BBB	9.2%
B	4.0%
U.S. Government	42.6%
Federal Agencies	1.0%
Cash & Cash Equivalents	11.4%
Other (o)	0.0%

Portfolio facts (i)
Average Duration (d)	8.9
Average Effective Maturity (m)	12.3 yrs.

Issuer country weightings (i)(x)
United States	55.0%
Japan	17.2%
United Kingdom	5.0%
Portugal	4.4%
Greece	4.0%
Spain	3.5%
Australia	2.5%
New Zealand	2.3%
Belgium	1.7%
Other Countries	4.4%

Currency exposure weightings (i)(y)
United States Dollar	41.3%
Euro	27.6%
Japanese Yen	22.8%
British Pound Sterling	6.7%
Canadian Dollar	1.3%
Norwegian Krone	1.0%
Danish Krone	0.4%
Australian Dollar	(0.4)%
New Zealand Dollar	(0.5)%
Other Currencies	(0.2)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

2

MFS Global Governments Portfolio

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

3

MFS Global Governments Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.87%	$1,000.00	$1,058.03	$4.44
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
Service Class	Actual	1.12%	$1,000.00	$1,056.21	$5.71
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

MFS Global Governments Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 88.0%
Foreign Bonds – 44.7%
Australia – 2.5%
Commonwealth of Australia, 2.75%, 6/21/2035	AUD	3,192,000	$2,614,106
Commonwealth of Australia, 3.25%, 6/21/2039		350,000	308,214
Commonwealth of Australia, 3%, 3/21/2047		450,000	388,123

			$3,310,443

Belgium – 1.7%
Kingdom of Belgium, 0.9%, 6/22/2029	EUR	1,200,000	$1,477,448
Kingdom of Belgium, 1.6%, 6/22/2047		650,000	859,324

			$2,336,772

Canada – 1.0%
Government of Canada, 1.5%, 6/01/2026	CAD	630,000	$483,328
Government of Canada, 2%, 6/01/2028		800,000	638,595
Government of Canada, 5%, 6/01/2037		250,000	289,813

			$1,411,736

France – 1.0%
Republic of France, 3.25%, 5/25/2045	EUR	405,000	$728,570
Republic of France, 4%, 4/25/2055		210,000	455,563
Republic of France, 1.75%, 5/25/2066		150,000	209,335

			$1,393,468

Germany – 1.0%
Federal Republic of Germany, 0.5%, 2/15/2028	EUR	1,104,000	$1,356,942

Greece – 4.0%
Hellenic Republic, 3.375%, 2/15/2025	EUR	2,350,000	$2,930,238
Hellenic Republic, 3.875%, 3/12/2029		1,950,000	2,486,422

			$5,416,660

Italy – 1.3%
Republic of Italy, 1.65%, 3/01/2032	EUR	200,000	$213,632
Republic of Italy, 5%, 9/01/2040		218,000	331,286
Republic of Italy, 3.25%, 9/01/2046		980,000	1,194,975

			$1,739,893

Japan – 17.2%
Government of Japan, 0%, 8/13/2019	JPY	700,000,000	$6,493,739
Government of Japan, 2.4%, 3/20/2037		352,600,000	4,545,716
Government of Japan, 2.3%, 3/20/2039		440,000,000	5,702,309
Government of Japan, 2.3%, 3/20/2040		327,000,000	4,286,258
Government of Japan, 1.8%, 3/20/2043		13,000,000	161,912

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
Government of Japan, 0.8%, 6/20/2047	JPY	125,000,000	$1,297,257
Government of Japan, 2%, 3/20/2052		53,900,000	745,571

			$23,232,762

New Zealand – 2.3%
Government of New Zealand , 3%, 4/20/2029	NZD	4,150,000	$3,147,423

Portugal – 4.3%
Republic of Portugal, 4.125%, 4/14/2027	EUR	1,650,000	$2,440,221
Republic of Portugal, 3.875%, 2/15/2030		800,000	1,219,211
Republic of Portugal, 4.1%, 4/15/2037		750,000	1,277,181
Republic of Portugal, 4.1%, 2/15/2045		511,000	921,788

			$5,858,401

Spain – 3.4%
Kingdom of Spain, 5.15%, 10/31/2028	EUR	840,000	$1,377,312
Kingdom of Spain, 4.7%, 7/30/2041		870,000	1,684,223
Kingdom of Spain, 5.15%, 10/31/2044		750,000	1,579,298

			$4,640,833

United Kingdom – 5.0%
United Kingdom Treasury, 6%, 12/07/2028	GBP	700,000	$1,308,467
United Kingdom Treasury, 4.25%, 6/07/2032		71,000	124,687
United Kingdom Treasury, 4.25%, 3/07/2036		438,000	806,110
United Kingdom Treasury, 1.75%, 9/07/2037		580,000	783,932
United Kingdom Treasury, 4.25%, 12/07/2040		127,000	246,176
United Kingdom Treasury, 3.25%, 1/22/2044		980,000	1,700,499
United Kingdom Treasury, 3.75%, 7/22/2052		489,000	998,582
United Kingdom Treasury, 4%, 1/22/2060		180,000	412,933
United Kingdom Treasury, 3.5%, 7/22/2068		150,000	333,337

			$6,714,723

Total Foreign Bonds			$60,560,056

U.S. Bonds – 43.3%
Mortgage-Backed – 0.6%
Freddie Mac, 3.32%, 2/25/2023		$5,000	$5,209
Freddie Mac, 3.243%, 4/25/2027		400,000	423,271
Freddie Mac, 3.117%, 6/25/2027		322,320	338,342

			$766,822

5

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 4.57%, 6/01/2025	$3,836	$4,010
Small Business Administration, 5.09%, 10/01/2025	3,417	3,592
Small Business Administration, 5.21%, 1/01/2026	49,939	52,648
Small Business Administration, 2.22%, 3/01/2033	524,529	521,981

		$582,231

U.S. Treasury Obligations – 42.3%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$11,096,000	$11,370,799
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,598,400	6,211,433
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,011,000	2,108,094
U.S. Treasury Bonds, 3.625%, 2/15/2044	2,600,000	3,141,734
U.S. Treasury Notes, 3.5%, 5/15/2020	10,355,000	10,488,078
U.S. Treasury Notes, 2.75%, 2/15/2024	6,790,000	7,090,245
U.S. Treasury Notes, 2.125%, 5/15/2025	3,000,000	3,050,625

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.5%, 8/15/2026	$6,720,000	$6,549,113
U.S. Treasury Notes, 2.875%, 5/15/2028	6,812,300	7,314,973

		$57,325,094

Total U.S. Bonds		$58,674,147

Total Bonds (Identified Cost, $112,293,863)		$119,234,203

INVESTMENT COMPANIES (h) – 10.4%
Money Market Funds – 10.4%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $14,122,782)	14,123,929	$14,125,342

OTHER ASSETS, LESS LIABILITIES – 1.6%		2,133,324

NET ASSETS – 100.0%		$135,492,869

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $14,125,342 and $119,234,203, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

ZAR	South African Rand

Derivative Contracts at 6/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	145,825	USD	102,180	HSBC Bank	7/12/2019	$232
CAD	1,804,000	USD	1,342,106	Brown Brothers Harriman	7/12/2019	35,805
CAD	1,442,200	USD	1,088,167	Merrill Lynch International	7/12/2019	13,398
CAD	2,248,149	USD	1,693,210	Morgan Stanley Capital Services, Inc.	7/12/2019	23,945
CAD	900,000	USD	671,269	UBS AG	7/12/2019	16,159
DKK	3,709,237	USD	564,355	UBS AG	7/12/2019	1,221
EUR	335,000	USD	377,556	Barclays Bank PLC	7/12/2019	3,694
EUR	838,742	USD	945,048	Brown Brothers Harriman	7/12/2019	9,490
EUR	850,000	USD	959,011	Citibank N.A.	7/12/2019	8,340
EUR	2,441,928	USD	2,765,075	Deutsche Bank AG	7/12/2019	13,983
EUR	1,418,075	USD	1,608,529	Goldman Sachs International	7/12/2019	5,325

6

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
EUR	317,733	USD	358,629	HSBC Bank	7/12/2019	$2,971
EUR	238,000	USD	269,196	JPMorgan Chase Bank N.A.	7/12/2019	1,662
EUR	9,363,884	USD	10,637,963	Merrill Lynch International	7/12/2019	18,696
EUR	968,435	USD	1,102,040	State Street Bank Corp.	7/12/2019	96
EUR	1,387,164	USD	1,569,443	UBS AG	7/12/2019	9,233
GBP	45,732	USD	57,968	NatWest Markets PLC	7/12/2019	139
JPY	1,569,234,164	USD	14,226,371	HSBC Bank	7/12/2019	340,209
JPY	146,843,000	USD	1,350,477	JPMorgan Chase Bank N.A.	7/12/2019	12,609
JPY	113,212,000	USD	1,038,478	State Street Bank Corp.	7/12/2019	12,424
NZD	995,000	USD	661,214	Citibank N.A.	7/12/2019	7,382
NZD	1,973,000	USD	1,307,403	Morgan Stanley Capital Services, Inc.	7/12/2019	18,367
NZD	226,992	USD	152,101	State Street Bank Corp.	7/12/2019	428
USD	3,282,121	AUD	4,592,210	Deutsche Bank AG	7/12/2019	57,035
USD	658,469	AUD	934,000	JPMorgan Chase Bank N.A.	7/10/2019	2,572
USD	158,498	AUD	224,620	UBS AG	7/12/2019	749
USD	63,601	GBP	50,000	NatWest Markets PLC	7/12/2019	71
USD	4,264,920	NZD	6,313,956	Deutsche Bank AG	7/12/2019	22,217

						$638,452

Liability Derivatives
AUD	1,950,000	USD	1,400,435	Citibank N.A.	7/12/2019	$(30,960)
AUD	937,000	USD	673,042	NatWest Markets PLC	7/12/2019	(14,992)
AUD	2,267,047	USD	1,629,673	UBS AG	7/12/2019	(37,538)
GBP	2,343,600	USD	3,075,589	Deutsche Bank AG	7/12/2019	(97,812)
GBP	131,181	USD	171,972	State Street Bank Corp.	7/12/2019	(5,293)
JPY	13,454,280	USD	124,967	Deutsche Bank AG	7/12/2019	(76)
MXN	74,144	USD	3,882	JPMorgan Chase Bank N.A.	7/12/2019	(26)
NOK	17,096,623	USD	2,009,481	Goldman Sachs International	7/12/2019	(4,618)
NOK	5,699,000	USD	673,197	Merrill Lynch International	7/12/2019	(4,894)
SEK	15,831,140	USD	1,724,608	JPMorgan Chase Bank N.A.	7/12/2019	(18,493)
USD	673,358	AUD	972,000	Brown Brothers Harriman	7/12/2019	(9,273)
USD	145,896	AUD	212,000	JPMorgan Chase Bank N.A.	7/12/2019	(2,991)
USD	2,724,261	AUD	3,925,000	State Street Bank Corp.	7/12/2019	(32,248)
USD	67,863	CAD	91,000	Deutsche Bank AG	7/12/2019	(1,643)
USD	4,374,845	CAD	5,830,140	JPMorgan Chase Bank N.A.	7/12/2019	(78,265)
USD	5,034	CHF	5,000	BNP Paribas S.A.	7/12/2019	(93)
USD	1,485,412	EUR	1,324,000	Credit Suisse Group	7/12/2019	(21,379)
USD	1,678,704	EUR	1,475,188	JPMorgan Chase Bank N.A.	7/12/2019	(148)
USD	759,854	EUR	675,632	Merrill Lynch International	7/12/2019	(9,055)
USD	132,659	EUR	117,848	Morgan Stanley Capital Services, Inc.	7/12/2019	(1,459)
USD	719,333	EUR	642,000	State Street Bank Corp.	7/12/2019	(11,301)
USD	768,745	EUR	676,811	State Street Bank Corp.	9/17/2019	(5,504)
USD	588,686	EUR	517,985	UBS AG	7/12/2019	(812)
USD	791,303	GBP	623,264	Brown Brothers Harriman	7/12/2019	(616)
USD	1,260,815	JPY	137,686,876	Citibank N.A.	7/12/2019	(17,278)
USD	6,442,491	JPY	700,281,400	JPMorgan Chase Bank N.A.	8/13/2019	(73,183)
USD	1,240,086	JPY	137,679,369	Morgan Stanley Capital Services, Inc.	7/12/2019	(37,937)
USD	434,367	JPY	46,869,000	State Street Bank Corp.	7/12/2019	(699)
USD	1,343,936	NOK	11,752,000	Citibank N.A.	7/12/2019	(34,181)
USD	40,350	NZD	61,000	Deutsche Bank AG	7/12/2019	(639)
USD	676,433	NZD	1,040,000	Goldman Sachs International	7/12/2019	(22,402)
USD	988,630	NZD	1,498,738	State Street Bank Corp.	7/12/2019	(18,456)
USD	1,328,212	SEK	12,384,000	Citibank N.A.	7/12/2019	(6,407)
USD	659,874	SEK	6,257,000	Deutsche Bank AG	7/12/2019	(14,440)
USD	4,890	ZAR	69,347	JPMorgan Chase Bank N.A.	7/12/2019	(27)

						$(615,138)

See Notes to Financial Statements

7

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $112,293,863)	$119,234,203
Investments in affiliated issuers, at value (identified cost, $14,122,782)	14,125,342
Foreign currency, at value (identified cost, $790,689)	791,523
Receivables for
Forward foreign currency exchange contracts	638,452
Investments sold	1,404,968
Interest	789,076
Other assets	611
Total assets	$136,984,175

Liabilities
Payables for
Forward foreign currency exchange contracts	$615,138
Investments purchased	791,514
Fund shares reacquired	6,732
Payable to affiliates
Investment adviser	10,986
Administrative services fee	316
Shareholder servicing costs	9
Distribution and/or service fees	22
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	66,489
Total liabilities	$1,491,306
Net assets	$135,492,869

Net assets consist of
Paid-in capital	$131,843,869
Total distributable earnings (loss)	3,649,000
Net assets	$135,492,869
Shares of beneficial interest outstanding	12,387,435

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$134,704,228	12,313,818	$10.94
Service Class	788,641	73,617	10.71

See Notes to Financial Statements

8

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Interest	$1,201,553
Dividends from affiliated issuers	145,624
Other	32
Total investment income	$1,347,209
Expenses
Management fee	$495,888
Distribution and/or service fees	982
Shareholder servicing costs	728
Administrative services fee	14,477
Independent Trustees’ compensation	2,994
Custodian fee	13,274
Shareholder communications	4,067
Audit and tax fees	37,715
Legal fees	675
Miscellaneous	15,147
Total expenses	$585,947
Reduction of expenses by investment adviser	(6,393)
Net expenses	$579,554
Net investment income (loss)	$767,655

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,253,319
Affiliated issuers	(939)
Forward foreign currency exchange contracts	(427,415)
Foreign currency	(24,079)
Net realized gain (loss)	$1,800,886
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,988,638
Affiliated issuers	2,634
Forward foreign currency exchange contracts	(30,621)
Translation of assets and liabilities in foreign currencies	5,786
Net unrealized gain (loss)	$4,966,437
Net realized and unrealized gain (loss)	$6,767,323
Change in net assets from operations	$7,534,978

See Notes to Financial Statements

9

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$767,655	$1,553,877
Net realized gain (loss)	1,800,886	814,334
Net unrealized gain (loss)	4,966,437	(4,051,125)
Change in net assets from operations	$7,534,978	$(1,682,914)
Total distributions to shareholders	$—	$(1,441,037)
Change in net assets from fund share transactions	$(7,875,701)	$(21,728,577)
Total change in net assets	$(340,723)	$(24,852,528)

Net assets
At beginning of period	135,833,592	160,686,120
At end of period	$135,492,869	$135,833,592

See Notes to Financial Statements

10

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.34		$10.56	$9.87	$9.84		$10.47	$10.45

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.11	$0.08	$0.07	(c)	$0.09	$0.11
Net realized and unrealized gain (loss)	0.54		(0.23)	0.61	(0.04	)(g)	(0.47)	(0.03)
Total from investment operations	$0.60		$(0.12)	$0.69	$0.03		$(0.38)	$0.08

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$—	$—		$(0.25)	$(0.06)
Net asset value, end of period (x)	$10.94		$10.34	$10.56	$9.87		$9.84	$10.47
Total return (%) (k)(r)(s)(x)	5.80	(n)	(1.11)	6.99	0.30	(c)	(3.66)	0.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.87	0.86	0.83	(c)	0.85	0.84
Expenses after expense reductions (f)	0.87	(a)	0.86	0.85	0.82	(c)	0.84	0.83
Net investment income (loss)	1.16	(a)	1.05	0.77	0.66	(c)	0.92	1.07
Portfolio turnover	58	(n)	79	67	75		94	31
Net assets at end of period (000 omitted)	$134,704		$135,008	$159,652	$162,211		$182,978	$209,945

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.14		$10.34	$9.69	$9.69		$10.31	$10.28

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.08	$0.05	$0.04	(c)	$0.07	$0.09
Net realized and unrealized gain (loss)	0.52		(0.22)	0.60	(0.04	)(g)	(0.46)	(0.04)
Total from investment operations	$0.57		$(0.14)	$0.65	$0.00	(w)	$(0.39)	$0.05

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$—	$—		$(0.23)	$(0.02)
Net asset value, end of period (x)	$10.71		$10.14	$10.34	$9.69		$9.69	$10.31
Total return (%) (k)(r)(s)(x)	5.62	(n)	(1.32)	6.71	0.00	(c)(w)	(3.86)	0.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.12	1.11	1.08	(c)	1.10	1.09
Expenses after expense reductions (f)	1.12	(a)	1.11	1.10	1.07	(c)	1.09	1.08
Net investment income (loss)	0.91	(a)	0.80	0.52	0.41	(c)	0.67	0.81
Portfolio turnover	58	(n)	79	67	75		94	31
Net assets at end of period (000 omitted)	$789		$826	$1,034	$1,572		$1,586	$1,809

See Notes to Financial Statements

11

MFS Global Governments Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Global Governments Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$57,907,325	$—	$57,907,325
Non-U.S. Sovereign Debt	—	60,560,056	—	60,560,056
Residential Mortgage-Backed Securities	—	766,822	—	766,822
Mutual Funds	14,125,342	—	—	14,125,342
Total	$14,125,342	$119,234,203	$—	$133,359,545

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$638,452	$—	$638,452
Forward Foreign Currency Exchange Contracts – Liabilities	—	(615,138)	—	(615,138)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$638,452	$(615,138)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(427,415)

14

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(30,621)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

15

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$1,441,037

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$128,051,949
Gross appreciation	5,982,400
Gross depreciation	(674,804)
Net unrealized appreciation (depreciation)	$5,307,596

As of 12/31/18

Undistributed ordinary income	3,198,236
Capital loss carryforwards	(7,056,379)
Other temporary differences	(2,715)
Net unrealized appreciation (depreciation)	(25,120)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(4,014,241)
Long-Term	(3,042,138)
Total	$(7,056,379)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

16

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$1,435,695
Service Class	—	5,342
Total	$—	$1,441,037

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $300 million	0.75%
In excess of $300 million and up to $1 billion	0.675%
In excess of $1 billion	0.625%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $6,393, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $667, which equated to 0.0010% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $61.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0219% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was

17

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $165 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$32,497,720	$42,371,234
Non-U.S. Government securities	$39,146,308	$57,926,451

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	100,289	$1,047,334	70,831	$740,148
Service Class	2,645	27,261	13,882	144,462
	102,934	$1,074,595	84,713	$884,610

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	140,068	$1,435,695
Service Class	—	—	531	5,342
	—	$—	140,599	$1,441,037

Shares reacquired
Initial Class	(839,924)	$(8,843,154)	(2,278,906)	$(23,714,753)
Service Class	(10,449)	(107,142)	(32,954)	(339,471)
	(850,373)	$(8,950,296)	(2,311,860)	$(24,054,224)

Net change
Initial Class	(739,635)	$(7,795,820)	(2,068,007)	$(21,538,910)
Service Class	(7,804)	(79,881)	(18,541)	(189,667)
	(747,439)	$(7,875,701)	(2,086,548)	$(21,728,577)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 53% and 27%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $431 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

18

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$902,742	$46,690,848	$33,469,943	$(939)	$2,634	$14,125,342

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$145,624	$—

19

MFS Global Governments Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

20

Semiannual Report

June 30, 2019

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

WGO-SEM

MFS® Global Growth Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	3.2%
Microsoft Corp.	3.2%
Accenture PLC, “A”	2.1%
Nestle S.A.	2.1%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Aon PLC	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.8%
Visa, Inc., “A”	1.8%
Thermo Fisher Scientific, Inc.	1.8%
Reckitt Benckiser Group PLC	1.7%

GICS equity sectors (g)
Information Technology	19.7%
Consumer Discretionary	15.9%
Consumer Staples	13.6%
Industrials	12.8%
Health Care	12.3%
Financials	9.1%
Communication Services	8.5%
Materials	7.1%
Energy	0.4%

Issuer country weightings (x)
United States	59.7%
United Kingdom	6.2%
Switzerland	6.0%
France	5.2%
Germany	4.1%
Japan	3.5%
China	3.3%
India	2.2%
South Korea	2.0%
Other Countries	7.8%

Currency exposure weightings (y)
United States Dollar	60.5%
Euro	10.2%
British Pound Sterling	7.3%
Swiss Franc	6.0%
Japanese Yen	3.5%
Chinese Renminbi	3.3%
Indian Rupee	2.2%
South Korean Won	2.0%
Taiwan Dollar	1.8%
Other Currencies	3.2%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	1.00%	$1,000.00	$1,217.12	$5.50
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
Service Class	Actual	1.25%	$1,000.00	$1,215.65	$6.87
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Aerospace – 1.3%
United Technologies Corp.	5,113	$665,713

Airlines – 0.9%
Aena S.A.	2,364	$468,537

Alcoholic Beverages – 4.0%
Ambev S.A., ADR	96,901	$452,528
Diageo PLC	10,125	435,123
Kweichow Moutai Co., Ltd., “A”	4,000	573,067
Pernod Ricard S.A.	3,138	578,230

		$2,038,948

Apparel Manufacturers – 6.8%
Adidas AG	2,517	$777,055
Burberry Group PLC	10,226	241,809
Compagnie Financiere Richemont S.A.	4,088	346,906
LVMH Moet Hennessy Louis Vuitton SE	2,514	1,070,000
NIKE, Inc., “B”	7,168	601,754
VF Corp.	4,481	391,415

		$3,428,939

Broadcasting – 0.4%
Walt Disney Co.	1,500	$209,460

Brokerage & Asset Managers – 2.9%
Blackstone Group LP	15,808	$702,191
Charles Schwab Corp.	6,673	268,188
TD Ameritrade Holding Corp.	10,465	522,413

		$1,492,792

Business Services – 10.9%
Accenture PLC, “A”	5,903	$1,090,697
Brenntag AG	6,366	313,512
Cognizant Technology Solutions Corp., “A”	9,605	608,861
Compass Group PLC	13,030	312,250
Equifax, Inc.	2,565	346,891
Experian PLC	21,127	639,633
Fidelity National Information Services, Inc.	6,474	794,230
Fiserv, Inc. (a)	7,352	670,208
Intertek Group PLC	3,365	235,121
Verisk Analytics, Inc., “A”	3,604	527,842

		$5,539,245

Cable TV – 1.6%
Comcast Corp., “A”	19,152	$809,747

Chemicals – 1.3%
PPG Industries, Inc.	5,782	$674,817

Computer Software – 3.2%
Microsoft Corp.	12,052	$1,614,486

Computer Software – Systems – 1.3%
Apple, Inc.	3,311	$655,313

Construction – 1.1%
Sherwin-Williams Co.	1,261	$577,904

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 5.2%
Colgate-Palmolive Co.	6,755	$484,131
Estee Lauder Cos., Inc., “A”	3,498	640,519
KOSE Corp.	1,200	201,122
L’Oréal	1,635	465,719
Reckitt Benckiser Group PLC	10,956	864,589

		$2,656,080

Electrical Equipment – 3.2%
Amphenol Corp., “A”	5,501	$527,766
Fortive Corp.	5,797	472,571
Mettler-Toledo International, Inc. (a)	725	609,000

		$1,609,337

Electronics – 5.1%
Analog Devices, Inc.	5,567	$628,348
Samsung Electronics Co. Ltd.	9,561	389,180
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,452	918,615
Texas Instruments, Inc.	5,912	678,461

		$2,614,604

Food & Beverages – 4.0%
Chr. Hansen Holding A.S.	1,281	$120,291
Danone S.A.	5,994	507,776
Nestle S.A.	10,522	1,089,278
PepsiCo, Inc.	2,338	306,582

		$2,023,927

Food & Drug Stores – 0.6%
Sundrug Co. Ltd.	11,700	$316,442

Gaming & Lodging – 2.5%
Flutter Entertainment PLC	7,269	$547,229
Marriott International, Inc., “A”	5,032	705,939

		$1,253,168

General Merchandise – 2.1%
Dollarama, Inc.	24,017	$844,918
Lojas Renner S.A.	16,936	207,997

		$1,052,915

Health Maintenance Organizations – 0.6%
Cigna Corp.	2,026	$319,196

Insurance – 1.9%
Aon PLC	4,909	$947,339

Internet – 6.6%
Alibaba Group Holding Ltd., ADR (a)	4,110	$696,440
Alphabet, Inc., “A” (a)	1,513	1,638,276
Baidu, Inc., ADR (a)	3,326	390,339
NAVER Corp.	6,513	643,037

		$3,368,092

Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	5,930	$600,472

4

MFS Global Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – 3.4%
Daikin Industries Ltd.	5,000	$652,275
Nordson Corp.	5,987	846,023
Schindler Holding AG	1,115	248,196

		$1,746,494

Medical Equipment – 6.3%
Abbott Laboratories	8,173	$687,349
Becton, Dickinson and Co.	2,502	630,529
Danaher Corp.	2,918	417,040
Thermo Fisher Scientific, Inc.	3,051	896,018
Waters Corp. (a)	2,553	549,508

		$3,180,444

Oil Services – 0.4%
Schlumberger Ltd.	4,896	$194,567

Other Banks & Diversified Financials – 5.8%
Credicorp Ltd.	1,761	$403,110
HDFC Bank Ltd.	22,155	784,344
Julius Baer Group Ltd.	7,521	334,832
Mastercard, Inc., “A”	1,968	520,595
Visa, Inc., “A”	5,207	903,675

		$2,946,556

Pharmaceuticals – 4.2%
Bayer AG	11,231	$778,251
Elanco Animal Health, Inc. (a)	14,644	494,967
Roche Holding AG	2,148	604,331
Zoetis, Inc.	2,301	261,141

		$2,138,690

Printing & Publishing – 1.3%
Moody’s Corp.	3,485	$680,655

Railroad & Shipping – 2.2%
Adani Ports and Special Economic Zone Ltd.	55,594	$330,371
Union Pacific Corp.	4,575	773,678

		$1,104,049

Restaurants – 1.3%
Starbucks Corp.	7,645	$640,880

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 4.4%
Croda International PLC	6,895	$448,322
Ecolab, Inc.	2,740	540,986
Kansai Paint Co. Ltd.	29,800	624,386
Sika AG	2,362	403,103
Symrise AG	2,243	215,876

		$2,232,673

Specialty Stores – 1.4%
TJX Cos., Inc.	13,513	$714,567

Total Common Stocks (Identified Cost, $30,405,309)		$50,517,048

INVESTMENT COMPANIES (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $277,606)	277,632	$277,660

OTHER ASSETS, LESS LIABILITIES – 0.0%		17,445

NET ASSETS – 100.0%		$50,812,153

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $277,660 and $50,517,048, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

5

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $30,405,309)	$50,517,048
Investments in affiliated issuers, at value (identified cost, $277,606)	277,660
Cash	4
Foreign currency, at value (identified cost, $16,361)	16,367
Receivables for
Dividends	110,727
Receivable from investment adviser	3,824
Other assets	336
Total assets	$50,925,966

Liabilities
Payables for
Fund shares reacquired	$32,492
Payable to affiliates
Administrative services fee	193
Shareholder servicing costs	7
Distribution and/or service fees	53
Payable for independent Trustees’ compensation	171
Deferred country tax expense payable	17,260
Accrued expenses and other liabilities	63,637
Total liabilities	$113,813
Net assets	$50,812,153

Net assets consist of
Paid-in capital	$22,690,469
Total distributable earnings (loss)	28,121,684
Net assets	$50,812,153
Shares of beneficial interest outstanding	1,760,112

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$48,860,444	1,692,238	$28.87
Service Class	1,951,709	67,874	28.75

See Notes to Financial Statements

6

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$513,249
Dividends from affiliated issuers	4,485
Income on securities loaned	3,812
Other	1,711
Foreign taxes withheld	(38,945)
Total investment income	$484,312
Expenses
Management fee	$221,171
Distribution and/or service fees	2,315
Shareholder servicing costs	610
Administrative services fee	8,696
Independent Trustees’ compensation	956
Custodian fee	11,730
Shareholder communications	4,585
Audit and tax fees	37,379
Legal fees	313
Miscellaneous	11,994
Total expenses	$299,749
Reduction of expenses by investment adviser	(51,428)
Net expenses	$248,321
Net investment income (loss)	$235,991

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $238 country tax)	$2,336,653
Affiliated issuers	16
Foreign currency	(3,070)
Net realized gain (loss)	$2,333,599
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $13,396 increase in deferred country tax)	$7,049,964
Affiliated issuers	54
Translation of assets and liabilities in foreign currencies	610
Net unrealized gain (loss)	$7,050,628
Net realized and unrealized gain (loss)	$9,384,227
Change in net assets from operations	$9,620,218

See Notes to Financial Statements

7

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$235,991	$301,848
Net realized gain (loss)	2,333,599	5,297,817
Net unrealized gain (loss)	7,050,628	(7,698,534)
Change in net assets from operations	$9,620,218	$(2,098,869)
Total distributions to shareholders	$—	$(3,336,024)
Change in net assets from fund share transactions	$(4,481,280)	$(6,308,369)
Total change in net assets	$5,138,938	$(11,743,262)

Net assets
At beginning of period	45,673,215	57,416,477
At end of period	$50,812,153	$45,673,215

See Notes to Financial Statements

8

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$23.72		$26.53	$21.00	$20.88		$22.45	$21.63

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.15	$0.13	$0.25	(c)	$0.12	$0.20
Net realized and unrealized gain (loss)	5.02		(1.23)	6.51	1.08		(0.53)	0.73
Total from investment operations	$5.15		$(1.08)	$6.64	$1.33		$(0.41)	$0.93

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.27)	$(0.13)		$(0.22)	$(0.11)
From net realized gain	—		(1.59)	(0.84)	(1.08)		(0.94)	—
Total distributions declared to shareholders	$—		$(1.73)	$(1.11)	$(1.21)		$(1.16)	$(0.11)
Net asset value, end of period (x)	$28.87		$23.72	$26.53	$21.00		$20.88	$22.45
Total return (%) (k)(r)(s)(x)	21.71	(n)	(4.83)	32.14	6.07	(c)	(1.54)	4.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.17	1.17	0.72	(c)	1.17	1.20
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	0.55	(c)	1.01	1.12
Net investment income (loss)	0.97	(a)	0.56	0.55	1.18	(c)	0.52	0.91
Portfolio turnover	9	(n)	22	21	25		26	25
Net assets at end of period (000 omitted)	$48,860		$43,919	$54,886	$46,182		$48,932	$55,050

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$23.65		$26.44	$20.94	$20.82		$22.38	$21.55

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.09	$0.07	$0.20	(c)	$0.06	$0.14
Net realized and unrealized gain (loss)	5.01		(1.24)	6.48	1.08		(0.53)	0.73
Total from investment operations	$5.10		$(1.15)	$6.55	$1.28		$(0.47)	$0.87

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.21)	$(0.08)		$(0.15)	$(0.04)
From net realized gain	—		(1.59)	(0.84)	(1.08)		(0.94)	—
Total distributions declared to shareholders	$—		$(1.64)	$(1.05)	$(1.16)		$(1.09)	$(0.04)
Net asset value, end of period (x)	$28.75		$23.65	$26.44	$20.94		$20.82	$22.38
Total return (%) (k)(r)(s)(x)	21.56	(n)	(5.06)	31.77	5.85	(c)	(1.82)	4.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.42	1.42	0.94	(c)	1.42	1.45
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	0.77	(c)	1.26	1.37
Net investment income (loss)	0.71	(a)	0.34	0.31	0.94	(c)	0.27	0.63
Portfolio turnover	9	(n)	22	21	25		26	25
Net assets at end of period (000 omitted)	$1,952		$1,754	$2,530	$2,355		$2,031	$2,372

See Notes to Financial Statements

9

MFS Global Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)

Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. Excluding the effect of the reimbursement of expenses, the total return for the year ended December 31, 2016 would have been approximately 0.55% lower.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the

11

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$50,517,048	$—	$—	$50,517,048
Mutual Funds	277,660	—	—	277,660
Total	$50,794,708	$—	$—	$50,794,708

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

12

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$701,022
Long-term capital gains	2,635,002
Total distributions	$3,336,024

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$30,860,454
Gross appreciation	20,980,830
Gross depreciation	(1,046,576)
Net unrealized appreciation (depreciation)	$19,934,254

As of 12/31/18

Undistributed ordinary income	633,777
Undistributed long-term capital gain	5,000,726
Other temporary differences	(13)
Net unrealized appreciation (depreciation)	12,866,976

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$258,094	$—	$2,958,456
Service Class	—	3,919	—	115,555
Total	$—	$262,013	$—	$3,074,011

13

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $2,370, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, this reduction amounted to $49,058, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $558, which equated to 0.0023% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $52.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0354% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $51 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to

14

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $30,343. The sales transactions resulted in net realized gains (losses) of $(4,709).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $1,692, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $4,500,908 and $8,766,378, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	13,351	$371,164	33,609	$889,691
Service Class	1,463	41,645	5,546	148,393
	14,814	$412,809	39,155	$1,038,084

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	119,842	$3,216,550
Service Class	—	—	4,460	119,474
	—	$—	124,302	$3,336,024

Shares reacquired
Initial Class	(172,901)	$(4,685,832)	(370,676)	$(9,821,213)
Service Class	(7,771)	(208,257)	(31,503)	(861,264)
	(180,672)	$(4,894,089)	(402,179)	$(10,682,477)

Net change
Initial Class	(159,550)	$(4,314,668)	(217,225)	$(5,714,972)
Service Class	(6,308)	(166,612)	(21,497)	(593,397)
	(165,858)	$(4,481,280)	(238,722)	$(6,308,369)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $145 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$298,797	$5,274,347	$5,295,554	$16	$54	$277,660

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$4,485	$—

15

MFS Global Growth Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2019

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

RES-SEM

MFS® Global Research Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Research Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	2.7%
Amazon.com, Inc.	2.4%
Alphabet, Inc., “A”	2.0%
Facebook, Inc., “A”	1.7%
AIA Group Ltd.	1.5%
Mastercard, Inc., “A”	1.4%
Citigroup, Inc.	1.4%
Honeywell International, Inc.	1.4%
Aon PLC	1.4%
Salesforce.com, Inc.	1.3%

Global equity sectors (k)
Technology	20.1%
Financial Services	19.7%
Capital Goods	16.8%
Health Care	11.5%
Consumer Cyclicals	11.2%
Energy	8.8%
Consumer Staples	6.6%
Telecommunications/Cable Television	4.4%

Issuer country weightings (x)
United States	61.7%
Switzerland	4.7%
France	4.5%
Japan	4.0%
Canada	3.8%
United Kingdom	3.2%
Germany	3.0%
Hong Kong	2.8%
China	2.0%
Other Countries	10.3%

Currency exposure weightings (y)
United States Dollar	64.2%
Euro	12.3%
Swiss Franc	4.7%
Japanese Yen	4.0%
Hong Kong Dollar	3.8%
British Pound Sterling	3.5%
Canadian Dollar	3.2%
Taiwan Dollar	1.3%
Indian Rupee	1.0%
Other Currencies	2.0%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Research Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.85%	$1,000.00	$1,204.44	$4.65
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$1,203.05	$6.01
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Research Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.1%
Aerospace – 3.5%
Boeing Co.	758	$275,920
Honeywell International, Inc.	7,432	1,297,553
Northrop Grumman Corp.	2,858	923,448
United Technologies Corp.	5,509	717,272

		$3,214,193

Alcoholic Beverages – 1.3%
Ambev S.A., ADR	67,149	$313,586
China Resources Beer Holdings Co. Ltd.	96,000	455,931
Constellation Brands, Inc., “A”	2,041	401,955

		$1,171,472

Apparel Manufacturers – 2.8%
Adidas AG	2,996	$924,933
LVMH Moet Hennessy Louis Vuitton SE	2,246	955,935
NIKE, Inc., “B”	8,201	688,474

		$2,569,342

Automotive – 0.1%
IAA, Inc. (a)	3,714	$144,029

Brokerage & Asset Managers – 3.1%
Blackstone Group LP	14,177	$629,742
CME Group, Inc.	3,949	766,541
TD Ameritrade Holding Corp.	16,511	824,229
TMX Group Ltd.	9,294	646,545

		$2,867,057

Business Services – 5.4%
Accenture PLC, “A”	3,765	$695,659
Cognizant Technology Solutions Corp., “A”	8,800	557,832
DXC Technology Co.	12,113	668,032
Fidelity National Information Services, Inc.	7,800	956,904
Fiserv, Inc. (a)	12,288	1,120,174
Global Payments, Inc.	6,322	1,012,342

		$5,010,943

Cable TV – 0.8%
Comcast Corp., “A”	17,913	$757,362

Chemicals – 0.4%
FMC Corp.	4,491	$372,528

Computer Software – 6.0%
Adobe Systems, Inc. (a)	3,994	$1,176,832
Cadence Design Systems, Inc. (a)	9,179	649,965
Microsoft Corp. (s)	18,710	2,506,392
Salesforce.com, Inc. (a)	8,010	1,215,357

		$5,548,546

Computer Software – Systems – 1.4%
Apple, Inc.	1,921	$380,204
Constellation Software, Inc.	712	671,060
Square, Inc., “A” (a)	3,866	280,401

		$1,331,665

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 3.1%
Masco Corp.	13,004	$510,277
Sherwin-Williams Co.	1,888	865,252
Techtronic Industries Co. Ltd.	62,000	474,621
Toll Brothers, Inc.	12,134	444,347
Vulcan Materials Co.	4,131	567,228

		$2,861,725

Consumer Products – 1.1%
Kao Corp.	6,300	$479,738
Reckitt Benckiser Group PLC	6,286	496,058

		$975,796

Consumer Services – 1.0%
51job, Inc., ADR (a)	4,212	$318,006
Booking Holdings, Inc. (a)	305	571,787

		$889,793

Electrical Equipment – 2.0%
HD Supply Holdings, Inc. (a)	12,005	$483,562
Schneider Electric S.A.	10,709	971,254
TE Connectivity Ltd.	4,217	403,904

		$1,858,720

Electronics – 2.2%
Analog Devices, Inc.	7,881	$889,528
Taiwan Semiconductor Manufacturing Co. Ltd.	114,000	877,220
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,062	276,619

		$2,043,367

Energy – Independent – 1.7%
EOG Resources, Inc.	7,862	$732,424
Marathon Petroleum Corp.	7,312	408,594
Oil Search Ltd.	86,952	431,586

		$1,572,604

Energy – Integrated – 2.4%
BP PLC	127,786	$890,278
Galp Energia SGPS S.A., “B”	38,642	594,286
Suncor Energy, Inc.	23,329	727,723

		$2,212,287

Food & Beverages – 3.4%
Danone S.A.	6,440	$545,558
Mondelez International, Inc.	13,265	714,983
Nestle S.A.	10,372	1,073,750
PepsiCo, Inc.	6,241	818,382

		$3,152,673

Gaming & Lodging – 1.0%
Flutter Entertainment PLC	3,505	$263,865
Marriott International, Inc., “A”	4,768	668,903

		$932,768

4

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 0.9%
Dollar General Corp.	5,962	$805,824

Health Maintenance Organizations – 0.5%
Cigna Corp.	3,233	$509,359

Insurance – 3.8%
AIA Group Ltd.	131,600	$1,419,320
Aon PLC	6,682	1,289,492
Chubb Ltd.	5,354	788,591

		$3,497,403

Internet – 3.7%
Alphabet, Inc., “A” (a)(s)	1,725	$1,867,830
Facebook, Inc., “A” (a)	7,951	1,534,543

		$3,402,373

Leisure & Toys – 0.6%
Electronic Arts, Inc. (a)	5,975	$605,028

Machinery & Tools – 2.9%
Flowserve Corp.	9,239	$486,803
GEA Group AG	11,922	338,913
Kubota Corp.	29,900	497,247
Roper Technologies, Inc.	2,536	928,835
Schindler Holding AG	1,798	400,231

		$2,652,029

Major Banks – 2.4%
BNP Paribas (l)	19,478	$925,029
Mitsubishi UFJ Financial Group, Inc.	120,200	570,815
UBS AG	59,471	706,683

		$2,202,527

Medical & Health Technology & Services – 0.8%
ICON PLC (a)	5,026	$773,853

Medical Equipment – 5.7%
Becton, Dickinson and Co.	3,361	$847,006
Boston Scientific Corp. (a)	17,848	767,107
Danaher Corp.	7,466	1,067,041
EssilorLuxottica	5,736	748,446
Medtronic PLC	11,231	1,093,787
PerkinElmer, Inc.	8,057	776,211

		$5,299,598

Metals & Mining – 0.4%
Rio Tinto Ltd.	5,712	$354,029

Natural Gas – Distribution – 0.5%
China Resources Gas Group Ltd.	94,000	$466,288

Natural Gas – Pipeline – 1.0%
Enbridge, Inc.	12,105	$437,224
Enterprise Products Partners LP	16,772	484,207

		$921,431

Network & Telecom – 1.3%
Cisco Systems, Inc.	21,241	$1,162,520

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – 8.6%
Aeon Financial Service Co. Ltd.	29,000	$466,679
BB&T Corp.	20,810	1,022,395
Citigroup, Inc.	18,552	1,299,197
Credicorp Ltd.	3,928	899,158
HDFC Bank Ltd.	27,169	961,852
Intesa Sanpaolo S.p.A.	315,244	674,629
Julius Baer Group Ltd.	12,600	560,947
KBC Groep N.V.	11,238	736,566
Mastercard, Inc., “A”	5,015	1,326,618

		$7,948,041

Pharmaceuticals – 4.4%
Bayer AG	9,584	$664,122
Elanco Animal Health, Inc. (a)	23,261	786,222
Roche Holding AG	3,639	1,023,818
Santen Pharmaceutical Co. Ltd.	46,100	763,238
Zoetis, Inc.	7,136	809,865

		$4,047,265

Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	2,364	$556,107
DP World Ltd.	21,453	341,103

		$897,210

Real Estate – 1.8%
LEG Immobilien AG	7,495	$845,439
STORE Capital Corp., REIT	24,328	807,446

		$1,652,885

Restaurants – 1.5%
Starbucks Corp.	9,289	$778,697
Yum China Holdings, Inc.	12,519	578,378

		$1,357,075

Specialty Chemicals – 3.4%
Akzo Nobel N.V.	5,525	$519,184
Croda International PLC	9,545	620,629
DuPont de Nemours, Inc.	7,493	562,500
Linde PLC	4,389	881,613
Sika AG	3,168	540,656

		$3,124,582

Specialty Stores – 3.5%
Amazon.com, Inc. (a)(s)	1,186	$2,245,845
Just Eat PLC (a)	36,653	290,921
Target Corp.	7,788	674,519

		$3,211,285

Telecommunications – Wireless – 2.6%
Advanced Info Service Public Co. Ltd.	114,800	$808,569
American Tower Corp., REIT	3,208	655,876
KDDI Corp.	35,700	908,435

		$2,372,880

Telephone Services – 1.0%
Hellenic Telecommunications Organization S.A.	30,969	$457,793

5

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telephone Services – continued
TELUS Corp.	11,876	$439,019

		$896,812

Tobacco – 0.9%
British American Tobacco PLC	10,014	$349,598
Philip Morris International, Inc.	5,967	468,588

		$818,186

Utilities – Electric Power – 3.2%
CLP Holdings Ltd.	64,500	$711,740
CMS Energy Corp.	17,020	985,628
Iberdrola S.A.	58,998	588,082
NextEra Energy, Inc.	3,412	698,982

		$2,984,432

Total Common Stocks (Identified Cost, $71,921,789)		$91,449,785

INVESTMENT COMPANIES (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $176,902)	176,885	$176,902

COLLATERAL FOR SECURITIES LOANED – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36% (j) (Identified Cost, $740,223)	740,223	$740,223

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(70,028)

NET ASSETS – 100.0%		$92,296,882

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $176,902 and $92,190,008, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan. See Note 2 for additional information.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

At June 30, 2019, the fund had cash collateral of $2,565 and other liquid securities with an aggregate value of $548,229 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

6

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value, including $710,398 of securities on loan (identified cost, $72,662,012)	$92,190,008
Investments in affiliated issuers, at value (identified cost, $176,902)	176,902
Cash	18
Foreign currency, at value (identified cost, $7,141)	7,138
Deposits with brokers	2,565
Receivables for
Investments sold	819,752
Interest and dividends	185,654
Other assets	454
Total assets	$93,382,491

Liabilities
Payables for
Investments purchased	$149,983
Fund shares reacquired	79,679
Collateral for securities loaned, at value	740,223
Payable to affiliates
Investment adviser	2,682
Administrative services fee	253
Shareholder servicing costs	10
Distribution and/or service fees	165
Payable for independent Trustees’ compensation	100
Deferred country tax expense payable	39,061
Accrued expenses and other liabilities	73,453
Total liabilities	$1,085,609
Net assets	$92,296,882

Net assets consist of
Paid-in capital	$61,117,033
Total distributable earnings (loss)	31,179,849
Net assets	$92,296,882
Shares of beneficial interest outstanding	2,839,425

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$86,228,900	2,651,844	$32.52
Service Class	6,067,982	187,581	32.35

See Notes to Financial Statements

7

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$1,352,326
Income on securities loaned	8,621
Dividends from affiliated issuers	5,477
Other	332
Foreign taxes withheld	(86,326)
Total investment income	$1,280,430
Expenses
Management fee	$334,902
Distribution and/or service fees	7,442
Shareholder servicing costs	815
Administrative services fee	11,449
Independent Trustees’ compensation	1,854
Custodian fee	17,273
Shareholder communications	7,587
Audit and tax fees	30,157
Legal fees	486
Miscellaneous	14,782
Total expenses	$426,747
Reduction of expenses by investment adviser	(39,459)
Net expenses	$387,288
Net investment income (loss)	$893,142

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,760 country tax)	$2,197,211
Affiliated issuers	94
Foreign currency	959
Net realized gain (loss)	$2,198,264
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $35,488 increase in deferred country tax)	$13,393,133
Affiliated issuers	34
Translation of assets and liabilities in foreign currencies	699
Net unrealized gain (loss)	$13,393,866
Net realized and unrealized gain (loss)	$15,592,130
Change in net assets from operations	$16,485,272

See Notes to Financial Statements

8

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$893,142	$978,628
Net realized gain (loss)	2,198,264	7,591,282
Net unrealized gain (loss)	13,393,866	(16,336,922)
Change in net assets from operations	$16,485,272	$(7,767,012)
Total distributions to shareholders	$—	$(6,655,034)
Change in net assets from fund share transactions	$(7,052,554)	$(8,459,434)
Total change in net assets	$9,432,718	$(22,881,480)

Net assets
At beginning of period	82,864,164	105,745,644
At end of period	$92,296,882	$82,864,164

See Notes to Financial Statements

9

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$27.00		$31.74	$25.69	$24.63		$25.18	$24.85

Income (loss) from investment operations
Net investment income (loss) (d)	$0.30		$0.32	$0.28	$0.41	(c)	$0.25	$0.29
Net realized and unrealized gain (loss)	5.22		(2.82)	6.24	0.93		(0.47)	0.31
Total from investment operations	$5.52		$(2.50)	$6.52	$1.34		$(0.22)	$0.60

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.47)	$(0.28)		$(0.33)	$(0.27)
From net realized gain	—		(1.91)	—	—		—	—
Total distributions declared to shareholders	$—		$(2.24)	$(0.47)	$(0.28)		$(0.33)	$(0.27)
Net asset value, end of period (x)	$32.52		$27.00	$31.74	$25.69		$24.63	$25.18
Total return (%) (k)(r)(s)(x)	20.44	(n)	(8.83)	25.51	5.44	(c)	(0.81)	2.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.93	0.92	0.78	(c)	0.92	0.92
Expenses after expense reductions (f)	0.85	(a)	0.88	0.92	0.77	(c)	0.91	0.91
Net investment income (loss)	2.02	(a)(l)	1.01	0.97	1.64	(c)	0.98	1.15
Portfolio turnover	15	(n)	22	33	40		40	37
Net assets at end of period (000 omitted)	$86,229		$77,345	$98,434	$91,281		$98,321	$113,018
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	N/A		N/A	N/A	N/A		N/A	0.91

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$26.89		$31.61	$25.59	$24.52		$25.06	$24.72

Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.24	$0.21	$0.34	(c)	$0.19	$0.23
Net realized and unrealized gain (loss)	5.19		(2.82)	6.20	0.94		(0.47)	0.31
Total from investment operations	$5.46		$(2.58)	$6.41	$1.28		$(0.28)	$0.54

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.39)	$(0.21)		$(0.26)	$(0.20)
From net realized gain	—		(1.91)	—	—		—	—
Total distributions declared to shareholders	$—		$(2.14)	$(0.39)	$(0.21)		$(0.26)	$(0.20)
Net asset value, end of period (x)	$32.35		$26.89	$31.61	$25.59		$24.52	$25.06
Total return (%) (k)(r)(s)(x)	20.30	(n)	(9.06)	25.17	5.21	(c)	(1.09)	2.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.18	1.17	1.03	(c)	1.17	1.17
Expenses after expense reductions (f)	1.10	(a)	1.13	1.17	1.02	(c)	1.16	1.16
Net investment income (loss)	1.77	(a)(l)	0.76	0.73	1.39	(c)	0.74	0.90
Portfolio turnover	15	(n)	22	33	40		40	37
Net assets at end of period (000 omitted)	$6,068		$5,519	$7,312	$7,415		$8,151	$9,551
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	N/A		N/A	N/A	N/A		N/A	1.16

See Notes to Financial Statements

10

MFS Global Research Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Global Research Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset

12

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$91,449,785	$—	$—	$91,449,785
Mutual Funds	917,125	—	—	917,125
Total	$92,366,910	$—	$—	$92,366,910

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $710,398. The fair value of the fund’s investment securities on loan and a related liability of $740,223 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

13

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$952,020
Long-term capital gains	5,703,014
Total distributions	$6,655,034

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$72,937,635
Gross appreciation	23,381,079
Gross depreciation	(3,951,804)
Net unrealized appreciation (depreciation)	$19,429,275

As of 12/31/18

Undistributed ordinary income	1,132,643
Undistributed long-term capital gain	7,435,745
Other temporary differences	128,069
Net unrealized appreciation (depreciation)	5,998,120

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$905,232	$—	$5,317,564
Service Class	—	46,788	—	385,450
Total	$—	$952,020	$—	$5,703,014

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $300 million	0.75%
In excess of $300 million	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $4,307, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, this reduction amounted to $35,152, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $771, which equated to 0.0017% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $44.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0256% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was

15

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $106 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $50,359. The sales transactions resulted in net realized gains (losses) of $13,870.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $13,657,627 and $20,157,929, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	9,717	$294,634	21,167	$662,568
Service Class	930	28,062	13,000	400,637
	10,647	$322,696	34,167	$1,063,205

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	199,449	$6,222,796
Service Class	—	—	13,898	432,238
	—	$—	213,347	$6,655,034

Shares reacquired
Initial Class	(222,781)	$(6,802,681)	(457,412)	$(14,510,661)
Service Class	(18,585)	(572,569)	(52,984)	(1,667,012)
	(241,366)	$(7,375,250)	(510,396)	$(16,177,673)

Net change
Initial Class	(213,064)	$(6,508,047)	(236,796)	$(7,625,297)
Service Class	(17,655)	(544,507)	(26,086)	(834,137)
	(230,719)	$(7,052,554)	(262,882)	$(8,459,434)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $264 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$503,401	$6,407,137	$6,733,764	$94	$34	$176,902

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$5,477	$—

17

MFS Global Research Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

Semiannual Report

June 30, 2019

MFS® Global Tactical

Allocation Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

WTS-SEM

MFS® Global Tactical Allocation Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

    MFS Global Tactical Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Global Tactical Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio Structure

			Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	21.9%	38.2%	(14.6)%	45.5%
	Japan	6.0%	9.5%	0.0%	15.5%
	Asia/Pacific ex-Japan	2.4%	8.4%	0.0%	10.8%
	Emerging Markets	5.4%	0.0%	0.0%	5.4%
	Europe ex-U.K.	5.7%	0.0%	(0.4)%	5.3%
	Supranational	0.8%	0.0%	0.0%	0.8%
	North America ex-U.S.	2.6%	0.0%	(6.4)%	(3.8)%
	United Kingdom	3.1%	0.0%	(8.4)%	(5.3)%
	Total	47.9%	56.1%	(29.8)%	74.2%
Equity	U.S. Large Cap	17.8%	0.1%	0.0%	17.9%
	Europe ex-U.K.	7.6%	4.8%	(3.2)%	9.2%
	United Kingdom	2.1%	4.1%	0.0%	6.2%
	Asia/Pacific ex-Japan	0.6%	5.7%	(1.4)%	4.9%
	North America ex-U.S.	1.5%	1.6%	0.0%	3.1%
	Japan	2.8%	0.0%	(1.3)%	1.5%
	Emerging Markets	2.0%	3.7%	(6.1)%	(0.4)%
	U.S. Small/Mid Cap	1.1%	0.0%	(4.3)%	(3.2)%
	Total	35.5%	20.0%	(16.3)%	39.2%
Real Estate-related	Non-U.S.	0.7%	0.0%	0.0%	0.7%
	U.S.	0.5%	0.0%	0.0%	0.5%
	Total	1.2%	0.0%	0.0%	1.2%
Cash	Cash & Cash Equivalents (d)				2.3%
	Other (e)				(16.9)%
	Total				(14.6)%
	Total Net Exposure Summary				100.0%

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	35%	0 to 70%
Fixed Income, Cash and Cash Equivalents	65%	30 to 100%

Top ten holdings (c)
USD Interest Rate Swap, Receive 2.437% – APR 2021	26.4%
USD Interest Rate Swap, Receive 2.533% – MAR 2024	11.9%
Japan Government Bond 10 yr Future – SEP 2019	9.5%
Australian Note 10 yr Future – SEP 2019	8.4%
U.S. Treasury Notes, 2%, 11/15/2026	4.7%
FTSE 100 Index Future – SEP 2019	4.1%
USD Interest Rate Swap, Pay 2.48% – APR 2029	(5.7)%
Canadian Treasury Bond 10 yr Future – SEP 2019	(6.4)%
Long Gilt 10 yr Future – SEP 2019	(8.5)%
U.S. Treasury Note 10 yr Future – SEP 2019	(10.6)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.

MFS Global Tactical Allocation Portfolio

Portfolio Composition – continued

(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

MFS Global Tactical Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.82%	$1,000.00	$1,098.08	$4.27
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
Service Class	Actual	1.07%	$1,000.00	$1,097.07	$5.56
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.05% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

MFS Global Tactical Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 61.5%
Aerospace – 0.3%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$370,000	$375,698
L3 Technologies, Inc., 3.85%, 6/15/2023	555,000	579,094
Lockheed Martin Corp., 3.55%, 1/15/2026	749,000	796,043

		$1,750,835

Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$493,000	$495,759

Asset-Backed & Securitized – 2.7%
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.544% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)	$125,429	$125,523
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.394% (LIBOR - 1mo. + 1%), 6/15/2028 (z)	233,501	233,800
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	199,338	199,239
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)	1,292,000	1,280,742
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.616% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	2,040,000	2,021,599
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 4.238% (LIBOR - 3mo. + 1.65%), 1/17/2026 (n)	1,991,841	1,990,377
Fort CRE LLC, 2018-1A, “A1”, FLR, 3.754% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	584,500	584,499
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	2,570,000	2,697,799
KKR Real Estate Financial Trust,
Inc., 2018-FL1, “A”, FLR, 3.494% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	773,500	774,950
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 3.396% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	1,398,000	1,382,415
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	659,762	698,466
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.98% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)	2,275,000	2,218,535

Issuer	Shares/Par		Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		$2,271,943	$2,394,426

			$16,602,370

Automotive – 0.8%
FCA Bank S.p.A., 1%, 2/21/2022	EUR	250,000	$288,649
Ferrari N.V., 1.5%, 3/16/2023		900,000	1,056,351
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023		200,000	228,862
General Motors Co., 6.75%, 4/01/2046		$312,000	352,129
General Motors Financial Co., Inc., 4.35%, 1/17/2027		565,000	575,527
Lear Corp., 3.8%, 9/15/2027		416,000	411,784
Lear Corp., 4.25%, 5/15/2029		432,000	436,385
Volkswagen Financial Services AG, 2.125%, 6/27/2024	GBP	200,000	251,996
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	405,000	474,103
Volkswagen International Finance N.V., 1.875%, 3/30/2027		300,000	353,656
Volkswagen Leasing GmbH, 1.5%, 6/19/2026		250,000	286,844

			$4,716,286

Broadcasting – 0.3%
Discovery, Inc., 4.125%, 5/15/2029		$184,000	$191,637
Fox Corp., 4.709%, 1/25/2029 (n)		109,000	121,943
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	200,000	230,354
SES S.A., 1.625%, 3/22/2026		500,000	593,990
WPP Finance, 2.875%, 9/14/2046	GBP	440,000	470,826
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	330,000	388,953

			$1,997,703

Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$364,000	$367,598
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	300,000	358,756
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$831,000	887,598
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		676,000	688,223

			$2,302,175

Building – 0.4%
Holcim Finance (Luxembourg) S.A., 1.375%, 5/26/2023	EUR	500,000	$593,510
Imerys S.A., 1.5%, 1/15/2027		300,000	354,371

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Building – continued
Martin Marietta Materials, Inc.,
4.25%, 7/02/2024		$367,000	$389,588

Martin Marietta Materials, Inc., 3.45%, 6/01/2027		339,000	337,233
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		446,000	445,251
Sika Capital B.V., 1.5%, 4/29/2031	EUR	100,000	121,095

			$2,241,048

Business Services – 0.3%
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$179,000	$189,228
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	130,526
Fidelity National Information Services, Inc., 5%, 10/15/2025		$108,000	121,243
Fidelity National Information Services, Inc., 3%, 8/15/2026		758,000	766,979
Fidelity National Information Services, Inc., 1.5%, 5/21/2027	EUR	100,000	118,624
Fidelity National Information Services, Inc., 3.36%, 5/21/2031	GBP	100,000	134,440
Fiserv, Inc., 2.25%, 7/01/2025		100,000	127,540
Fiserv, Inc., 1.125%, 7/01/2027	EUR	100,000	115,176
Fiserv, Inc., 3%, 7/01/2031	GBP	100,000	128,699
Fiserv, Inc., 4.4%, 7/01/2049		$164,000	172,540

			$2,004,995

Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$332,000	$389,905
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		498,000	508,324
Eutelsat S.A., 2.25%, 7/13/2027	EUR	400,000	463,516
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	674,000	518,891
Sky PLC, 2.5%, 9/15/2026	EUR	400,000	516,303

			$2,396,939

Chemicals – 0.5%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$727,000	$722,796
Argentum Netherlands B.V. for
Givaudan S.A., 2%, 9/17/2030	EUR	300,000	379,937
Arkema S.A., 1.5%, 4/20/2027		300,000	366,691
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		$1,288,000	1,445,751
Symrise AG, 1.25%, 11/29/2025	EUR	323,000	378,358

			$3,293,533

Computer Software – 0.4%

Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$749,000	$781,473
Microsoft Corp., 4.1%, 2/06/2037		824,000	940,152

Issuer	Shares/Par		Value ($)
BONDS – continued
Computer Software – continued
SAP S.E., 1.625%, 3/10/2031	EUR	400,000	$500,074

			$2,221,699

Computer Software – Systems – 0.2%
Apple, Inc., 4.5%, 2/23/2036		$900,000	$1,055,084
Apple, Inc., 4.25%, 2/09/2047		225,000	252,939

			$1,308,023

Conglomerates – 0.3%
General Electric Co., 4.5%, 3/11/2044		$190,000	$184,342
Illinois Tool Works, Inc., 1%, 6/05/2031	EUR	260,000	299,474
United Technologies Corp., 4.125%, 11/16/2028		$690,000	758,035
Wabtec Corp., 4.95%, 9/15/2028		355,000	380,638

			$1,622,489

Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$577,000	$601,733
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		425,000	428,510
Whirlpool Corp., 4.75%, 2/26/2029		767,000	826,028

			$1,856,271

Consumer Services – 0.5%
Bookings Holdings, Inc., 1.8%, 3/03/2027	EUR	350,000	$430,266
Experian Finance PLC, 4.25%, 2/01/2029 (n)		$692,000	750,164
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	400,000	462,972
IHS Markit Ltd., 3.625%, 5/01/2024		$155,000	159,751
IHS Markit Ltd., 4.25%, 5/01/2029		232,000	243,540
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	400,000	484,315
Priceline Group, Inc., 3.55%, 3/15/2028		$356,000	371,052
Visa, Inc., 3.65%, 9/15/2047		390,000	419,272

			$3,321,332

Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$471,000	$461,534
Broadcom, Inc., 4.25%, 4/15/2026 (n)		632,000	641,401

			$1,102,935

Emerging Market Quasi-Sovereign – 1.1%

Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		$1,570,000	$1,795,050
Petroleos Mexicanos, 6.5%, 1/23/2029		1,423,000	1,376,753
PT Pertamina Persero, 6%, 5/03/2042 (n)		2,084,000	2,392,024

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Emerging Market Quasi-Sovereign – continued
State Bank of India (London), 4.375%, 1/24/2024		$400,000	$417,996
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		1,007,000	1,042,723

			$7,024,546

Emerging Market Sovereign – 2.2%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$1,972,000	$2,133,704
Republic of Croatia, 1.125%, 6/19/2029	EUR	2,050,000	2,331,055
Republic of Hungary, 5.375%, 2/21/2023		$1,972,000	2,169,259
Republic of Indonesia, 8.25%, 5/15/2029	IDR	42,896,000,000	3,218,528
Republic of Indonesia, 8.375%, 3/15/2034		40,090,000,000	3,007,992
State of Qatar, 4%, 3/14/2029 (n)		$462,000	497,805
United Mexican States, 4.6%, 2/10/2048		355,000	365,654

			$13,723,997

Energy – Independent – 0.4%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$2,260,000	$2,298,628

Energy – Integrated – 0.3%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$1,142,000	$1,196,835
Eni S.p.A., 4.25%, 5/09/2029 (n)		321,000	335,952
OMV AG, 0%, 7/03/2025	EUR	300,000	339,193
OMV AG, 1%, 7/03/2034		180,000	204,236

			$2,076,216

Engineering – Construction – 0.1%
Vinci S.A., 3.75%, 4/10/2029 (z)		$706,000	$758,632

Financial Institutions – 0.4%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$973,000	$967,849
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		311,000	320,081
GE Capital International Funding Co., 3.373%, 11/15/2025		959,000	970,798

			$2,258,728

Food & Beverages – 0.3%

Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	400,000	$474,726
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031		300,000	359,645
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$201,000	212,178
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		292,000	357,848

Issuer	Shares/Par		Value ($)
BONDS – continued
Food & Beverages – continued
Constellation Brands, Inc., 4.4%, 11/15/2025		$586,000	$638,255

			$2,042,652

Forest & Paper Products – 0.1%
Suzano Austria GmbH, 6%, 1/15/2029 (n)		$675,000	$735,750

Health Maintenance Organizations – 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)		$510,000	$543,120

Industrial – 0.0%
Investor AB, 1.5%, 6/20/2039	EUR	160,000	$187,136

Insurance – 0.2%
American International Group, Inc., 1.875%, 6/21/2027	EUR	380,000	$454,664
Argentum Zurich Insurance, 3.5%, 10/01/2046		400,000	523,053
NN Group N.V., 4.625% to 4/08/2024, FLR (EURIBOR - 3mo. + 3.95%) to 4/08/2044		350,000	451,252

			$1,428,969

Insurance – Property & Casualty – 0.6%
Berkshire Hathaway Finance Corp., 2.375%, 6/19/2039	GBP	100,000	$129,232
Berkshire Hathaway Finance Corp., 2.625%, 6/19/2059		130,000	174,254
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$636,000	646,275
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		400,000	465,482
Chubb INA Holdings, Inc., 0.875%, 6/15/2027	EUR	100,000	115,168
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		320,000	415,855
Hiscox Ltd., 6.125%, 11/24/2045	GBP	300,000	424,011
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	100,000	122,175
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		$359,000	389,270
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	400,000	536,889
XLIT Ltd., 3.25%, 6/29/2047	EUR	300,000	370,142

			$3,788,753

International Market Quasi-Sovereign – 1.3%
BNG Bank N.V., 0.75%, 1/11/2028	EUR	2,079,000	$2,513,916
Electricite de France, 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2065	GBP	300,000	402,891
ESB Finance DAC, 1.125%, 6/11/2030	EUR	100,000	117,176

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Quasi-Sovereign – continued
KFW German Government Development Bank, 1.125%, 6/15/2037	EUR	1,015,000	$1,286,895
Landsbanki Islands HF, 1.125%, 1/19/2024		680,000	768,375
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		$2,880,000	2,898,203
Vattenfall AB, 0.5%, 6/24/2026	EUR	100,000	114,983

			$8,102,439

International Market Sovereign – 18.5%
Bundesrepublik Deutschland, 0.25%, 8/15/2028	EUR	4,235,000	$5,093,625
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	1,290,000	1,011,497
Commonwealth of Australia, 2.75%, 6/21/2035		10,610,000	8,689,117
Federal Republic of Germany, 3.25%, 7/04/2042	EUR	400,000	776,717
Federal Republic of Germany, 2.5%, 7/04/2044		4,480,000	7,960,019
Federal Republic of Germany, 2.5%, 8/15/2046		1,383,000	2,510,567
Government of Canada, 1.5%, 6/01/2026	CAD	13,299,000	10,202,823
Government of Canada, 5%, 6/01/2037		990,000	1,147,661
Government of Japan, 1.7%, 9/20/2032	JPY	745,300,000	8,475,260
Government of Japan, 2.4%, 3/20/2037		398,650,000	5,139,392
Government of Japan, 0.5%, 6/20/2038		1,979,200,000	19,324,988
Government of Japan, 2.3%, 3/20/2040		176,000,000	2,306,977
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	1,550,000	2,049,157
Kingdom of Spain, 5.15%, 10/31/2028		6,861,000	11,249,690
Kingdom of Spain, 1.95%, 7/30/2030		2,985,000	3,916,514
Kingdom of Spain, 5.15%, 10/31/2044		670,000	1,410,839
Obrigacoes do Tesouro, 2.25%, 4/18/2034		7,042,000	9,570,003
Republic of Italy, 3.1%, 3/01/2040		900,000	1,072,717
Republic of Italy, 3.85%, 9/01/2049		1,190,000	1,563,740
Republic of Portugal, 4.1%, 4/15/2037		715,000	1,217,579
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	2,050,000	3,600,106
United Kingdom Treasury, 1.75%, 9/07/2037		860,000	1,162,382
United Kingdom Treasury, 3.25%, 1/22/2044		409,000	709,698

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	1,469,000	$2,999,832
United Kingdom Treasury, 4%, 1/22/2060		344,000	789,162

			$113,950,062

Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	$671,144
Province of British Columbia, 2.3%, 6/18/2026		965,000	754,875

			$1,426,019

Machinery & Tools – 0.1%
CNH Industrial Finance Europe S.A., 1.625%, 7/03/2029	EUR	400,000	$451,183
John Deere Cash Management S.A., 1.65%, 6/13/2039		270,000	318,042

			$769,225

Major Banks – 2.4%
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	300,000	$367,722
Bank of America Corp., 2.625%, 4/19/2021		$972,000	978,058
Bank of America Corp., 3.5%, 4/19/2026		1,274,000	1,334,110
Bank of America Corp., 3.248%, 10/21/2027		1,280,000	1,311,478
Bankia S.A., 1%, 6/25/2024	EUR	100,000	114,315
Bankinter S.A., 0.875%, 7/08/2026		400,000	454,317
Barclays Bank PLC, 6%, 1/14/2021		548,000	672,443
Barclays PLC, 3.125%, 1/17/2024	GBP	350,000	457,182
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025	EUR	400,000	471,472
Credit Suisse Group AG, 1% to 6/24/2026, FLR (EUR ICE Swap Rate - 1yr. + 1.05%) to 6/24/2027		150,000	172,852
Erste Group Bank AG, 0.875%, 5/22/2026		300,000	348,778
HSBC Holdings PLC, 4.375%, 11/23/2026		$743,000	784,644
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,647,000	1,676,571
JPMorgan Chase & Co., 3.54%, 5/01/2028		745,000	775,470
Morgan Stanley, 5.5%, 7/28/2021		850,000	903,094
Morgan Stanley, 3.95%, 4/23/2027		636,000	665,239
Nationwide Building Society, 1.5%, 3/08/2026	EUR	200,000	232,220
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024		200,000	229,001
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$1,096,000	1,154,114

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Major Banks – continued
Svenska Handelsbanken AB, 5.25%, 12/29/2049		$606,000	$610,545
UBS Group Funding (Switzerland) AG, 1.5% to 1/31/2024, FLR (Swap Rate - 5yr. + 4.34%) to 11/30/2024	EUR	500,000	596,978
Wells Fargo & Co., 4.15%, 1/24/2029		$441,000	480,418

			$14,791,021

Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	500,000	$589,755
Becton, Dickinson and Co., 0.632%, 6/04/2023		100,000	114,541
Becton, Dickinson and Co., 3.734%, 12/15/2024		$619,000	649,295
HCA, Inc., 5.125%, 6/15/2039		240,000	249,533
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,025,000	1,041,794
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		141,000	145,918
Medtronic Global Holdings S.C.A., 1.75%, 7/02/2049	EUR	300,000	329,136
Northwell Healthcare, Inc., 4.26%, 11/01/2047		$438,000	467,676
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		394,000	396,245
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		507,000	519,075

			$4,502,968

Medical Equipment – 0.2%
Abbott Ireland Financing Co., 1.5%, 9/27/2026	EUR	350,000	$426,775
Abbott Laboratories, 4.9%, 11/30/2046		$593,000	732,805

			$1,159,580

Metals & Mining – 0.1%
Cameco Corp., 5.67%, 9/02/2019	CAD	679,000	$521,039

Midstream – 0.6%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$705,000	$752,065
MPLX LP, 4.5%, 4/15/2038		449,000	453,314
ONEOK, Inc., 4.95%, 7/13/2047		1,191,000	1,254,578
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		890,000	936,918

			$3,396,875

Mortgage-Backed – 5.1%
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		$2,076,244	$2,256,321
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		7,382,915	7,920,111
Fannie Mae, 4%, 3/01/2025 - 2/01/2041		3,875,336	4,086,625

Issuer	Shares/Par		Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		$166,113	$184,153
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		286,162	322,733
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		3,523,208	3,659,843
Freddie Mac, 4.186%, 8/25/2019		250,745	250,667
Freddie Mac, 4%, 7/01/2025		118,993	124,833
Freddie Mac, 3.224%, 3/25/2027		4,000,000	4,227,654
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,385,164
Freddie Mac, 3.35%, 1/25/2028		2,001,000	2,134,652
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		44,350	49,244
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		766,501	834,309
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,389,602	1,493,427
Freddie Mac, 3.5%, 1/01/2047		1,393,446	1,438,484
Ginnie Mae, 5%, 5/15/2040		120,202	132,182
Ginnie Mae, 3.5%, 6/20/2043		1,139,009	1,187,674

			$31,688,076

Municipals – 0.2%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$55,000	$56,151
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		572,000	655,232
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		245,000	247,808

			$959,191

Natural Gas – Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,420,000	$1,503,425

Network & Telecom – 0.5%
AT&T, Inc., 4.75%, 5/15/2046		$602,000	$635,720
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		2,129,000	2,248,247

			$2,883,967

Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024		$500,000	$517,565
Neste Oyj, 1.5%, 6/07/2024	EUR	500,000	591,668
Phillips 66, 4.875%, 11/15/2044		$795,000	891,186

			$2,000,419

Other Banks & Diversified Financials – 0.8%
AIB Group PLC, 1.25%, 5/28/2024	EUR	155,000	$177,943
Belfius Bank S.A., 3.125%, 5/11/2026		300,000	378,149

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
BPCE S.A., 0.625%, 9/26/2023	EUR	300,000	$348,733
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	604,652
Capital One Financial Corp., 0.8%, 6/12/2024	EUR	250,000	286,077
Commerzbank AG, 0.625%, 8/28/2024		200,000	231,282
Commerzbank AG, 1.125%, 6/22/2026		200,000	229,147
Cooperatieve Rabobank U.A., 1.125%, 5/07/2031		200,000	233,674
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$384,000	404,724
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	450,000	613,294
Macquarie Group Ltd., 1.25%, 3/05/2025	EUR	300,000	351,398
UBS AG, 5.125%, 5/15/2024		$866,000	917,428
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		362,000	384,827

			$5,161,328

Pharmaceuticals – 0.1%
Allergan Funding SCS, 2.625%, 11/15/2028	EUR	320,000	$399,775

Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$637,000	$687,164

Real Estate – Apartment – 0.2%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	700,000	$818,234
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate-5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate-5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069		500,000	568,550

			$1,386,784

Real Estate – Office – 0.1%
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	350,000	$417,901

Real Estate – Other – 0.1%
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	400,000	$462,524

Retailers – 0.4%
AA Bond Co. Ltd., 2.875%, 1/31/2022	GBP	200,000	$241,641
AA Bond Co. Ltd., 2.75%, 7/31/2023		650,000	753,144
Best Buy Co., Inc., 4.45%, 10/01/2028		$520,000	548,768
Home Depot, Inc., 2.625%, 6/01/2022		695,000	706,845

			$2,250,398

Issuer	Shares/Par		Value ($)
BONDS – continued
Specialty Stores – 0.1%
Richemont International S.A., 1.5%, 3/26/2030	EUR	400,000	$495,825

Supermarkets – 0.1%
Ahold Delhaize, 0.25%, 6/26/2025	EUR	150,000	$169,820
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	567,045

			$736,865

Supranational – 0.8%
European Stability Mechanism, 0.75%, 3/15/2027	EUR	3,450,000	$4,200,799
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	420,000	301,670
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		465,000	376,927

			$4,879,396

Telecommunications – Wireless – 0.7%
American Tower Corp., REIT, 4.7%, 3/15/2022		$327,000	$345,838
American Tower Corp., REIT, 3.5%, 1/31/2023		812,000	838,257
Crown Castle International Corp., 2.25%, 9/01/2021		1,072,000	1,067,219
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	441,368
SBA Tower Trust, 2.898%, 10/15/2044 (n)		349,000	348,995
Tele2 AB Co., 2.125%, 5/15/2028	EUR	700,000	855,814
Vodafone Group PLC, 0.9%, 11/24/2026		100,000	116,324
Vodafone Group PLC, 2.5%, 5/24/2039		250,000	300,719

			$4,314,534

Telephone Services – 0.1%
TELUS Corp., 5.05%, 7/23/2020	CAD	687,000	$540,210

Tobacco – 0.2%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	230,000	$271,599
Altria Group, Inc., 3.125%, 6/15/2031		280,000	345,177
Imperial Brands Finance PLC, 1.375%, 1/27/2025		300,000	348,667

			$965,443

Transportation – Services – 0.4%
Abertis Infraestructuras S.A., 2.375%, 9/27/2027	EUR	300,000	$365,558
Adani Ports and Special Economic Zone Ltd., 4.375%, 7/03/2029		$296,000	300,226
Autostrade per l’Italia S.p.A., 6.25%, 6/09/2022	GBP	250,000	347,799
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$574,000	784,001

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Transportation – Services – continued
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	$380,865
Transurban Finance Co., 1.75%, 3/29/2028	EUR	400,000	486,642

			$2,665,091

U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.09%, 10/01/2025		$4,418	$4,644
Small Business Administration, 5.21%, 1/01/2026		156,060	164,525
Small Business Administration, 5.31%, 5/01/2027		46,438	49,733
Small Business Administration, 2.22%, 3/01/2033		1,161,894	1,156,249

			$1,375,151

U.S. Treasury Obligations – 10.8%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$4,220,000	$5,012,734
U.S. Treasury Bonds, 3.125%, 2/15/2043		7,220,000	8,050,864
U.S. Treasury Bonds, 3%, 5/15/2047		1,415,000	1,549,701
U.S. Treasury Notes, 2%, 11/15/2026 (f)		28,500,000	28,717,090
U.S. Treasury Notes, 2.25%, 11/15/2027		8,575,000	8,778,656
U.S. Treasury Notes, 2.75%, 2/15/2028		4,314,000	4,586,995
U.S. Treasury Notes, 2.875%, 5/15/2028		9,080,000	9,750,005

			$66,446,045

Utilities – Electric Power – 2.0%
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)		$200,000	$210,500
Duke Energy Corp., 2.65%, 9/01/2026		995,000	983,729
Duke Energy Florida LLC, 3.2%, 1/15/2027		842,000	868,541
Emera U.S. Finance LP, 2.7%, 6/15/2021		376,000	377,285
Emera U.S. Finance LP, 3.55%, 6/15/2026		430,000	439,370
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		414,000	408,138
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		343,000	356,906
Enersis Americas S.A., 4%, 10/25/2026		1,891,000	1,947,730
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		1,180,000	1,241,259
Exelon Corp., 3.497%, 6/01/2022		406,000	415,940

Issuer	Shares/Par		Value ($)
BONDS – continued
Utilities – Electric Power – continued
Iberdrola International B.V., 3.25% to 11/12/2024, FLR (EUR Swap Rate - 5yr. + 2.973%) to 2/12/2030, FLR (EUR Swap Rate - 5yr. + 3.223%) to 2/12/2045, FLR (EUR Swap Rate - 5yr. + 3.973%) to 2/12/2068	EUR	500,000	$613,898
innogy Finance B.V., 1.5%, 7/31/2029		300,000	360,786
innogy Finance B.V., 4.75%, 1/31/2034	GBP	300,000	473,107
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		$343,000	391,545
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		992,000	1,035,615
PPL Capital Funding, Inc., 5%, 3/15/2044		473,000	525,768
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		280,000	289,839
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,200,000	1,264,494

			$12,204,450

Total Bonds (Identified Cost, $359,685,009)			$379,144,709

COMMON STOCKS – 35.7%
Aerospace – 1.3%
Honeywell International, Inc.		17,309	$3,021,978
Lockheed Martin Corp.		7,836	2,848,700
Northrop Grumman Corp.		2,409	778,372
United Technologies Corp.		8,395	1,093,029

			$7,742,079

Airlines – 0.3%
Aena S.A.		1,913	$379,150
Air Canada (a)		52,659	1,595,995

			$1,975,145

Alcoholic Beverages – 0.9%
Diageo PLC		14,517	$623,869
Heineken N.V.		18,617	2,077,564
Molson Coors Brewing Co.		8,259	462,504
Pernod Ricard S.A.		12,209	2,249,717

			$5,413,654

Apparel Manufacturers – 0.2%
Compagnie Financiere Richemont S.A.		15,070	$1,278,835

Automotive – 0.5%
Aptiv PLC		11,178	$903,518
Bridgestone Corp.		9,100	358,041
Magna International, Inc.		27,748	1,380,673
USS Co. Ltd.		32,700	643,900

			$3,286,132

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Biotechnology – 0.1%
Biogen, Inc. (a)	2,566	$600,110

Broadcasting – 0.2%
Omnicom Group, Inc.	11,142	$913,087
Publicis Groupe S.A.	11,726	619,081

		$1,532,168

Brokerage & Asset Managers – 0.4%
ASX Ltd.	3,915	$226,396
BlackRock, Inc.	3,157	1,481,580
TMX Group Ltd.	9,778	680,215

		$2,388,191

Business Services – 3.0%
Accenture PLC, “A”	18,733	$3,461,296
Bunzl PLC	25,401	669,998
CGI Group, Inc. (a)	9,993	768,276
Cognizant Technology Solutions Corp., “A”	14,130	895,701
Compass Group PLC	94,043	2,253,641
DXC Technology Co.	17,165	946,650
Equifax, Inc.	8,443	1,141,831
Experian PLC	38,560	1,167,427
Fidelity National Information Services, Inc.	8,380	1,028,058
Fiserv, Inc. (a)	16,795	1,531,032
Nomura Research Institute Ltd.	74,700	1,196,558
Secom Co. Ltd.	21,200	1,823,576
SGS S.A.	239	608,884
Thomson Reuters Corp.	17,991	1,159,700

		$18,652,628

Cable TV – 0.6%
Comcast Corp., “A”	81,645	$3,451,951

Chemicals – 1.0%
3M Co.	9,864	$1,709,826
Givaudan S.A.	733	2,069,400
PPG Industries, Inc.	19,486	2,274,211

		$6,053,437

Computer Software – 0.2%
Adobe Systems, Inc. (a)	2,223	$655,007
Cadence Design Systems, Inc. (a)	12,681	897,942

		$1,552,949

Computer Software – Systems – 0.4%
Amadeus IT Group S.A.	18,401	$1,457,550
Hitachi Ltd.	21,400	783,830
Panasonic Corp.	40,800	339,675

		$2,581,055

Construction – 0.6%
Daito Trust Construction Co., Ltd.	2,700	$343,964
Persimmon PLC	13,043	330,782
Sherwin-Williams Co.	3,219	1,475,236
Stanley Black & Decker, Inc.	9,854	1,424,987

		$3,574,969

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 1.0%
Colgate-Palmolive Co.	11,622	$832,949
Kao Corp.	14,400	1,096,545
Kimberly-Clark Corp.	17,688	2,357,456
Reckitt Benckiser Group PLC	23,060	1,819,772

		$6,106,722

Containers – 0.1%
Amcor Ltd.	80,656	$916,751

Electrical Equipment – 1.3%
Johnson Controls International PLC	34,594	$1,429,078
Legrand S.A.	13,979	1,022,082
OMRON Corp.	14,400	750,619
Schneider Electric S.A.	49,161	4,458,662
Spectris PLC	15,194	555,328

		$8,215,769

Electronics – 2.0%
Analog Devices, Inc.	12,970	$1,463,924
Halma PLC	6,895	176,877
Hoya Corp.	12,000	918,685
Kyocera Corp.	14,700	959,184
Samsung Electronics Co. Ltd.	30,991	1,261,488
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR	119,629	4,685,868
Texas Instruments, Inc.	25,234	2,895,854

		$12,361,880

Energy – Independent – 0.3%
Marathon Petroleum Corp.	14,524	$811,601
Phillips 66	10,075	942,416

		$1,754,017

Energy – Integrated – 1.3%
BP PLC	89,816	$625,743
Chevron Corp.	7,157	890,617
China Petroleum & Chemical Corp.	1,278,000	868,720
Eni S.p.A.	76,428	1,269,353
Exxon Mobil Corp.	23,611	1,809,311
Galp Energia SGPS S.A., “B”	44,208	679,887
LUKOIL PJSC, ADR	9,235	779,619
Suncor Energy, Inc.	33,261	1,037,541

		$7,960,791

Food & Beverages – 1.4%
Danone S.A.	19,547	$1,655,904
General Mills, Inc.	18,968	996,199
J.M. Smucker Co.	10,648	1,226,543
Marine Harvest	11,993	280,408
Nestle S.A.	41,371	4,282,886

		$8,441,940

Food & Drug Stores – 0.2%
Wesfarmers Ltd.	41,097	$1,043,294

Health Maintenance Organizations – 0.3%
Cigna Corp.	10,540	$1,660,577

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – 2.4%
Aon PLC	19,197	$3,704,637
AXA	22,089	580,212
Chubb Ltd.	12,623	1,859,242
Hiscox Ltd.	31,003	666,178
Manulife Financial Corp.	34,043	618,704
Marsh & McLennan Cos., Inc.	7,997	797,701
MetLife, Inc.	19,685	977,754
Prudential Financial, Inc.	7,435	750,935
Samsung Fire & Marine Insurance Co. Ltd.	1,530	355,120
Travelers Cos., Inc.	15,181	2,269,863
Zurich Insurance Group AG	6,597	2,296,989

		$14,877,335

Machinery & Tools – 0.9%
AGCO Corp.	4,040	$313,383
Eaton Corp. PLC	32,727	2,725,504
Illinois Tool Works, Inc.	11,798	1,779,256
Kubota Corp.	64,100	1,066,005

		$5,884,148

Major Banks – 2.2%
ABSA Group Ltd.	53,956	$674,211
Bank of New York Mellon Corp.	27,335	1,206,840
China Construction Bank	1,587,000	1,367,245
Goldman Sachs Group, Inc.	4,664	954,254
JPMorgan Chase & Co.	32,551	3,639,202
PNC Financial Services Group, Inc.	6,548	898,910
Royal Bank of Canada	8,075	641,155
State Street Corp.	19,468	1,091,376
UBS AG	141,830	1,685,339
Wells Fargo & Co.	24,085	1,139,702

		$13,298,234

Medical & Health Technology & Services – 0.4%
HCA Healthcare, Inc.	13,917	$1,881,161
Sonic Healthcare Ltd.	34,386	654,213

		$2,535,374

Medical Equipment – 1.2%
Abbott Laboratories	22,093	$1,858,021
Danaher Corp.	12,021	1,718,042
EssilorLuxottica	4,523	590,171
Medtronic PLC	25,319	2,465,818
Thermo Fisher Scientific, Inc.	3,274	961,508

		$7,593,560

Metals & Mining – 0.1%
POSCO	1,052	$222,764
Rio Tinto Ltd.	6,787	420,657

		$643,421

Natural Gas – Pipeline – 0.1%
Enterprise Products Partners LP	18,368	$530,284

Network & Telecom – 0.2%
Cisco Systems, Inc.	17,785	$973,373

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Oil Services – 0.2%
Schlumberger Ltd.	26,848	$1,066,939

Other Banks & Diversified Financials – 1.5%
American Express Co.	6,408	$791,003
BB&T Corp.	29,182	1,433,712
Citigroup, Inc.	43,720	3,061,711
DBS Group Holdings Ltd.	45,200	867,252
KBC Groep N.V.	11,516	754,787
Komercni Banka A.S.	2,593	103,322
ORIX Corp.	17,800	265,477
Sberbank of Russia PJSC, ADR	12,779	196,541
U.S. Bancorp	33,324	1,746,178

		$9,219,983

Pharmaceuticals – 3.5%
Bayer AG	30,294	$2,099,219
Bristol-Myers Squibb Co.	26,235	1,189,757
Eli Lilly & Co.	8,862	981,821
Johnson & Johnson	27,616	3,846,356
Novartis AG	31,759	2,901,970
Novo Nordisk A.S., “B”	20,088	1,023,657
Pfizer, Inc.	82,961	3,593,871
Roche Holding AG	18,390	5,173,954
Santen Pharmaceutical Co. Ltd.	62,300	1,031,447

		$21,842,052

Printing & Publishing – 0.4%
Moody’s Corp.	7,930	$1,548,808
RELX Group PLC	48,664	1,177,547

		$2,726,355

Railroad & Shipping – 0.3%
Canadian National Railway Co.	5,215	$482,283
Union Pacific Corp.	7,113	1,202,880

		$1,685,163

Real Estate – 0.7%
Daiwa House Industry Co. Ltd.	6,000	$174,799
Deutsche Wohnen SE	37,453	1,374,309
Grand City Properties S.A.	18,911	432,224
Longfor Properties	30,500	114,984
Medical Properties Trust, Inc., REIT	62,181	1,084,437
Public Storage, Inc., REIT	1,586	377,738
STORE Capital Corp., REIT	14,783	490,648

		$4,049,139

Restaurants – 0.3%
Greggs PLC	23,878	$696,842
Starbucks Corp.	15,413	1,292,072

		$1,988,914

Specialty Chemicals – 0.5%
Akzo Nobel N.V.	13,492	$1,267,843
Corteva, Inc.	3,972	117,452
DuPont de Nemours, Inc.	3,972	298,178
PTT Global Chemical PLC	603,300	1,259,026

		$2,942,499

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 0.1%
Dufry AG	4,396	$372,323

Telecommunications – Wireless – 0.8%
KDDI Corp.	158,500	$4,033,249
Vodafone Group PLC	679,127	1,115,329

		$5,148,578

Telephone Services – 0.3%
Royal KPN N.V.	110,389	$338,913
TELUS Corp.	19,709	728,581
TELUS Corp.	6,936	256,008
Verizon Communications, Inc.	10,111	577,641

		$1,901,143

Tobacco – 1.0%
Altria Group, Inc.	7,581	$358,960
Imperial Tobacco Group PLC	26,938	631,788
Japan Tobacco, Inc.	78,400	1,730,305
Philip Morris International, Inc. (s)	47,082	3,697,350

		$6,418,403

Utilities – Electric Power – 1.0%
Duke Energy Corp.	19,378	$1,709,915
E.ON AG	31,975	347,263
Exelon Corp.	40,111	1,922,921
SSE PLC	95,440	1,359,908
Xcel Energy, Inc.	11,600	690,084

		$6,030,091

Total Common Stocks (Identified Cost, $145,708,355)		$220,272,355

PREFERRED STOCKS – 0.3%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	15,462	$1,512,390

Telephone Services – 0.0%
Telefonica Brasil S.A	13,800	$179,367

Total Preferred Stocks (Identified Cost, $958,003)		$1,691,757

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS – 0.1%
Medical Equipment – 0.0%
Danaher Corp., 4.75%	101	$111,570

Utilities – Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	7,938	$398,646
NextEra Energy, Inc., 6.123%	3,325	215,892

		$614,538

Total Convertible Preferred Stocks (Identified Cost, $696,458)		$726,108

INVESTMENT COMPANIES (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market
Portfolio, 2.42% (v) (Identified Cost, $5,380,642)	5,380,910	$5,381,448

Underlying/ Expiration Date/ Exercise Price	Put/ Call	Counter- party	Notional Amount	Par Amount/ Number of Contracts
PURCHASED OPTIONS – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Index – September 2019 @ EUR 73	Put	Merrill Lynch International	$44,487,286	EUR 38,200,000	$31,584
Russell 2000 Index – September 2019 @ $1,330	Put	Goldman Sachs International	25,065,150	160	96,000

Total Purchased Options (Premiums Paid, $308,204)					$127,584

WRITTEN OPTIONS (SEE TABLE BELOW) – 0.0%
(Premiums Received, $82,628)					$(21,708)

OTHER ASSETS, LESS LIABILITIES – 1.5%					9,144,336

NET ASSETS – 100.0%					$616,466,589

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $5,381,448 and $601,962,513, respectively.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,994,565, representing 5.7% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value

Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.394% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	$233,501	$233,800

Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	1,292,000	1,280,742

Vinci S.A., 3.75%, 4/10/2029	4/03/19	704,282	758,632

Total Restricted Securities			$2,273,174

% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

AGM	Assured Guaranty Municipal

CLO	Collateralized Loan Obligation

EURIBOR	Euro Interbank Offered Rate

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate

NATL	National Public Finance Guarantee Corp.

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan Renminbi (Offshore)

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

ZAR	South African Rand

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/19

Written Options

Underlying	Put/Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit CDX North America Investment Grade Index	Put	Goldman Sachs International	$(22,700,000)	$(23,190,270)	$70	September - 2019	$(21,708)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	4,526,895	USD	3,175,304	JPMorgan Chase Bank N.A.	7/10/2019	$3,685
AUD	15,386,965	USD	10,806,727	JPMorgan Chase Bank N.A.	8/16/2019	11,576
CAD	4,068,811	USD	3,027,443	JPMorgan Chase Bank N.A.	7/10/2019	80,205
CAD	45,402,422	USD	33,817,442	JPMorgan Chase Bank N.A.	8/16/2019	885,317
CHF	2,289,000	USD	2,304,586	BNP Paribas S.A.	7/12/2019	42,468
CHF	4,206,539	USD	4,155,000	JPMorgan Chase Bank N.A.	7/10/2019	157,416
CHF	5,443,464	USD	5,420,910	JPMorgan Chase Bank N.A.	8/16/2019	178,370
CZK	9,851,000	USD	433,851	Morgan Stanley Capital Services, Inc.	7/12/2019	6,777
DKK	6,419,079	USD	976,653	UBS AG	7/12/2019	2,114
EUR	418,752	USD	469,347	Brown Brothers Harriman	7/12/2019	7,217
EUR	4,677,237	USD	5,257,971	Citibank N.A.	7/12/2019	65,003
EUR	1,988,332	USD	2,245,070	Deutsche Bank AG	7/12/2019	17,771
EUR	2,671,925	USD	3,032,359	Goldman Sachs International	7/12/2019	8,452
EUR	5,139,000	USD	5,835,227	JPMorgan Chase Bank N.A.	7/12/2019	13,262
EUR	5,061,393	USD	5,719,000	JPMorgan Chase Bank N.A.	8/16/2019	57,150
EUR	1,241,833	USD	1,408,631	Merrill Lynch International	7/12/2019	4,648
EUR	2,887,064	USD	3,235,941	NatWest Markets PLC	7/12/2019	49,709
EUR	3,161,222	USD	3,566,403	UBS AG	7/12/2019	31,257
GBP	200,718	USD	254,037	Merrill Lynch International	7/12/2019	994
GBP	346,061	USD	435,929	UBS AG	7/12/2019	3,777
INR	132,008,000	USD	1,881,742	JPMorgan Chase Bank N.A.	7/10/2019	28,628
INR	133,780,000	USD	1,908,417	JPMorgan Chase Bank N.A.	7/18/2019	25,755
JPY	416,861,000	USD	3,848,339	Deutsche Bank AG	7/12/2019	21,217
JPY	4,180,117,344	USD	37,896,129	HSBC Bank	7/12/2019	906,247
JPY	1,006,742,937	USD	9,347,000	JPMorgan Chase Bank N.A.	8/16/2019	22,015
JPY	210,555,000	USD	1,929,402	UBS AG	7/12/2019	25,096
MXN	36,183,000	USD	1,842,161	Citibank N.A.	7/12/2019	39,923
NOK	49,976,595	USD	5,781,000	Goldman Sachs International	7/10/2019	79,190
NOK	158,060,710	USD	18,166,585	Goldman Sachs International	8/16/2019	388,019
NZD	28,392,864	USD	18,707,575	Goldman Sachs International	7/10/2019	370,315
NZD	13,438,058	USD	8,860,800	Goldman Sachs International	8/16/2019	175,396
NZD	2,874,000	USD	1,916,984	JPMorgan Chase Bank N.A.	7/12/2019	14,219
PHP	157,364,000	USD	2,992,280	JPMorgan Chase Bank N.A.	7/10/2019	78,348
PLN	3,697,931	USD	975,905	Merrill Lynch International	7/12/2019	14,813
SEK	124,238,883	USD	12,940,188	Goldman Sachs International	7/10/2019	446,952
SEK	8,189,516	USD	864,102	Goldman Sachs International	8/16/2019	20,718
THB	37,638,650	USD	1,185,955	JPMorgan Chase Bank N.A.	8/13/2019	41,853
USD	8,891,507	AUD	12,440,633	Deutsche Bank AG	7/12/2019	154,514
USD	1,954,305	AUD	2,772,000	Goldman Sachs International	7/12/2019	7,544
USD	3,193,000	AUD	4,526,895	JPMorgan Chase Bank N.A.	7/10/2019	14,011
USD	1,871,823	AUD	2,655,000	JPMorgan Chase Bank N.A.	7/12/2019	7,230
USD	218,393	AUD	309,000	NatWest Markets PLC	7/12/2019	1,384
USD	578,057	AUD	819,210	UBS AG	7/12/2019	2,730
USD	974,634	EUR	855,000	Deutsche Bank AG	7/12/2019	1,594
USD	454,711	EUR	399,540	UBS AG	7/12/2019	10

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
USD	770,326	GBP	585,029	Citibank N.A.	7/12/2019	$26,989
USD	7,646,823	GBP	5,829,571	JPMorgan Chase Bank N.A.	8/16/2019	227,765
USD	974,112	GBP	750,484	Merrill Lynch International	7/12/2019	20,546
USD	1,426,873	GBP	1,119,618	UBS AG	7/12/2019	4,287
USD	4,687,061	KRW	5,268,382,630	JPMorgan Chase Bank N.A.	7/10/2019	123,188
USD	3,373,855	NZD	4,994,789	Deutsche Bank AG	7/12/2019	17,575

						$4,935,239

Liability Derivatives
AUD	8,140,000	USD	5,852,401	JPMorgan Chase Bank N.A.	7/12/2019	$(135,720)
AUD	3,504,608	USD	2,519,298	UBS AG	7/12/2019	(58,029)
CNH	16,896,000	USD	2,512,529	JPMorgan Chase Bank N.A.	10/15/2019	(55,211)
EUR	4,073,674	USD	4,636,988	Goldman Sachs International	7/12/2019	(904)
GBP	245,570	USD	321,127	Citibank N.A.	7/12/2019	(9,106)
GBP	3,113,023	USD	4,085,329	Deutsche Bank AG	7/12/2019	(129,925)
GBP	8,189,190	USD	10,633,000	JPMorgan Chase Bank N.A.	7/10/2019	(228,859)
GBP	549,985	USD	699,007	Merrill Lynch International	7/12/2019	(196)
ILS	1,799,000	USD	505,924	Goldman Sachs International	7/12/2019	(1,531)
KRW	5,460,044,000	USD	4,862,882	JPMorgan Chase Bank N.A.	7/10/2019	(132,978)
MXN	23,425,560	USD	1,226,644	JPMorgan Chase Bank N.A.	7/12/2019	(8,147)
NOK	71,028,720	USD	8,348,482	Goldman Sachs International	7/12/2019	(19,186)
NOK	16,499,000	USD	1,949,642	JPMorgan Chase Bank N.A.	7/12/2019	(14,861)
RUB	42,540,000	USD	668,369	JPMorgan Chase Bank N.A.	8/27/2019	(1,008)
SEK	16,299,522	USD	1,775,632	JPMorgan Chase Bank N.A.	7/12/2019	(19,039)
SGD	1,023,000	USD	757,699	JPMorgan Chase Bank N.A.	7/12/2019	(1,449)
USD	379,458	AUD	548,000	Citibank N.A.	7/12/2019	(5,400)
USD	1,676,440	AUD	2,441,000	Deutsche Bank AG	7/12/2019	(37,862)
USD	2,143,768	AUD	3,121,000	Goldman Sachs International	7/12/2019	(48,094)
USD	24,611,907	AUD	35,181,842	JPMorgan Chase Bank N.A.	8/16/2019	(123,825)
USD	371,231	CAD	496,000	Citibank N.A.	7/12/2019	(7,618)
USD	12,157,636	CAD	16,149,718	Deutsche Bank AG	7/12/2019	(177,655)
USD	3,026,000	CAD	4,068,811	JPMorgan Chase Bank N.A.	7/10/2019	(81,648)
USD	17,904,774	CAD	24,044,590	JPMorgan Chase Bank N.A.	8/16/2019	(473,399)
USD	4,154,643	CHF	4,206,539	JPMorgan Chase Bank N.A.	7/10/2019	(157,773)
USD	31,238,782	CHF	31,611,617	JPMorgan Chase Bank N.A.	8/16/2019	(1,277,708)
USD	753,659	DKK	4,986,300	JPMorgan Chase Bank N.A.	8/16/2019	(8,911)
USD	378,961	EUR	339,000	Brown Brothers Harriman	7/12/2019	(6,841)
USD	2,722,378	EUR	2,414,000	Citibank N.A.	7/12/2019	(24,898)
USD	952,906	EUR	848,492	Deutsche Bank AG	7/12/2019	(12,729)
USD	73,981,208	EUR	65,591,294	Goldman Sachs International	8/16/2019	(872,712)
USD	112,101	EUR	99,956	JPMorgan Chase Bank N.A.	7/12/2019	(1,655)
USD	34,394,198	EUR	30,547,097	JPMorgan Chase Bank N.A.	8/16/2019	(466,677)
USD	2,374,805	EUR	2,102,372	Merrill Lynch International	7/12/2019	(17,820)
USD	4,390,539	EUR	3,887,241	NatWest Markets PLC	7/12/2019	(33,374)
USD	6,910,866	EUR	6,118,770	UBS AG	7/12/2019	(52,659)
USD	3,825,624	GBP	3,034,000	JPMorgan Chase Bank N.A.	7/12/2019	(29,374)
USD	1,344,000	GBP	1,056,806	JPMorgan Chase Bank N.A.	8/16/2019	(955)
USD	538,687	GBP	426,202	UBS AG	7/12/2019	(2,845)
USD	5,795,128	IDR	83,977,192,000	JPMorgan Chase Bank N.A.	7/10/2019	(144,029)
USD	370,333	ILS	1,321,342	JPMorgan Chase Bank N.A.	8/16/2019	(932)
USD	4,358,005	JPY	476,753,062	Citibank N.A.	7/12/2019	(67,505)
USD	45,161,125	JPY	4,946,385,072	JPMorgan Chase Bank N.A.	8/16/2019	(871,238)
USD	915,062	JPY	101,478,000	UBS AG	7/12/2019	(26,918)
USD	33,957	NOK	292,000	Citibank N.A.	7/12/2019	(285)
USD	18,949,000	NZD	28,392,864	Goldman Sachs International	7/10/2019	(128,890)
USD	1,901,525	NZD	2,928,000	Goldman Sachs International	7/12/2019	(65,963)
USD	33,067,715	NZD	50,118,661	Goldman Sachs International	8/16/2019	(633,736)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
USD	2,946,891	PHP	157,364,000	JPMorgan Chase Bank N.A.	7/10/2019	$(123,737)
USD	522,358	SEK	4,934,000	Citibank N.A.	7/12/2019	(9,377)
USD	13,164,000	SEK	124,238,883	Goldman Sachs International	7/10/2019	(223,139)
USD	3,314,215	SEK	31,618,000	Goldman Sachs International	7/12/2019	(93,243)
USD	12,975,927	SEK	124,238,883	Goldman Sachs International	8/16/2019	(447,219)
USD	16,965	SEK	160,000	NatWest Markets PLC	7/12/2019	(278)
USD	909,283	SGD	1,238,213	JPMorgan Chase Bank N.A.	8/16/2019	(6,572)
USD	65,569	ZAR	929,865	JPMorgan Chase Bank N.A.	7/12/2019	(367)

						$(7,582,009)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	7,947	$17,172,410	August - 2019	$79,175
CAC 40 Index	Long	EUR	182	11,450,667	July - 2019	347,224
FTSE 100 Index	Long	GBP	268	25,080,127	September - 2019	264,960
FTSE MIB Index	Long	EUR	125	15,035,307	September - 2019	479,963
FTSE/JSE Top 40 Index	Short	ZAR	229	8,524,621	September - 2019	58,530
Hang Seng China Enterprises Index	Long	HKD	9	624,160	July - 2019	1,507
Hang Seng Index	Long	HKD	134	24,448,392	July - 2019	172,539
KOSPI 200 Index	Long	KRW	21	1,265,838	September - 2019	36,602
Mexican Bolsa Index	Short	MXN	31	705,399	September - 2019	1,034
MSCI Singapore Index	Long	SGD	378	10,564,723	July - 2019	97,506
OMX 30 Index	Long	SEK	175	3,054,347	July - 2019	63,226
S&P 500 E-Mini Index	Long	USD	5	736,050	September - 2019	14,797
S&P/TSX 60 Index	Long	CAD	67	10,004,337	September - 2019	90,845

						$1,707,908

Interest Rate Futures
Australian Note 10 yr	Long	AUD	511	$51,534,131	September - 2019	$616,483
Japan Government Bond 10 yr	Long	JPY	41	58,506,238	September - 2019	166,753
U.S. Treasury Note 2 yr	Long	USD	43	9,252,727	September - 2019	44,192
U.S. Treasury Ultra Bond	Long	USD	21	3,728,812	September - 2019	85,304

						$912,732

						$2,620,640

Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	62	$7,909,137	July - 2019	$(120,492)
DAX Index	Short	EUR	19	6,691,039	September - 2019	(164,791)
IBEX 35 Index	Short	EUR	47	4,902,391	July - 2019	(54,994)
IBOV Index	Short	BRL	450	11,902,889	August - 2019	(304,106)
MSCI Taiwan Index	Long	USD	87	3,362,550	July - 2019	(4,741)
NIFTY Index	Short	USD	700	16,573,200	July - 2019	(66,496)
Russell 2000 Index	Short	USD	315	24,681,825	September - 2019	(661,969)
S&P/ASX 200 Index	Short	AUD	74	8,518,780	September - 2019	(75,869)
Topix Index	Short	JPY	57	8,199,879	September - 2019	(32,831)

						$(1,486,289)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts - continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	359	$39,182,826	September - 2019	$(371,186)
Euro-Bobl 5 yr	Short	EUR	161	24,612,351	September - 2019	(104,721)
Euro-Bund 10 yr	Short	EUR	49	9,624,711	September - 2019	(98,587)
Euro-Buxl 30 yr	Short	EUR	20	4,614,353	September - 2019	(128,766)
Long Gilt 10 yr	Short	GBP	315	52,124,435	September - 2019	(286,468)
U.S. Treasury Bond	Short	USD	10	1,555,938	September - 2019	(31,092)
U.S. Treasury Note 10 yr	Short	USD	511	65,392,031	September - 2019	(911,050)
U.S. Treasury Note 5 yr	Short	USD	113	13,351,656	September - 2019	(148,858)
U.S. Treasury Ultra Note 10 yr	Short	USD	113	15,608,125	September - 2019	(282,910)

						$(2,363,638)

						$(3,849,927)

Cleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
4/11/21	USD	159,920,000	centrally cleared	2.43%/ Semi-annually	2.58% (3-Month Libor)/Quarterly	$1,651,957	$—	$1,651,957
3/01/24	USD	70,278,000	centrally cleared	2.53%/ Semi-annually	2.52% (3-Month Libor)/Quarterly	2,921,451	—	2,921,451

						$4,573,408	$—	$4,573,408

Liability Derivatives
Interest Rate Swaps
4/11/29	USD	35,135,553	centrally cleared	2.58% (3-Month Libor)/Quarterly	2.48%/ Semi-annually	$(1,697,643)	$—	$(1,697,643)
3/01/49	USD	15,600,000	centrally cleared	2.52% (3-Month Libor)/Quarterly	2.84%/ Semi-annually	(2,348,466)	—	(2,348,466)

						$(4,046,109)	$—	$(4,046,109)

Uncleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/24	EUR	500,000	JPMorgan Chase Bank N.A.	5.00%/Quarterly	(1)	$2,160	$100,188	$102,348

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 3.375%, 9/30/2020, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At June 30, 2019, the fund had cash collateral of $5,224,232 and other liquid securities with an aggregate value of $16,093,797 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $507,356,029)	$601,962,513
Investments in affiliated issuers, at value (identified cost, $5,380,642)	5,381,448
Cash	718,912
Foreign currency, at value (identified cost, $18,962)	19,002
Restricted cash for
Forward foreign currency exchange contracts	3,231,000
Deposits with brokers for
Futures contracts	1,993,232
Receivables for
Net daily variation margin on open cleared swap agreements	20,487
Forward foreign currency exchange contracts	4,935,239
Net daily variation margin on open futures contracts	287,430
Investments sold	7,023,018
Interest and dividends	3,748,240
Uncleared swaps, at value (net of unamortized premiums paid, $100,188)	102,348
Other assets	1,980
Total assets	$629,424,849

Liabilities
Payables for
Forward foreign currency exchange contracts	$7,582,009
Investments purchased	4,763,313
Fund shares reacquired	354,903
Written options	21,708
Payable to affiliates
Investment adviser	47,324
Administrative services fee	1,016
Shareholder servicing costs	61
Distribution and/or service fees	15,563
Payable for independent Trustees’ compensation	100
Deferred country tax expense payable	7,403
Accrued expenses and other liabilities	164,860
Total liabilities	$12,958,260
Net assets	$616,466,589

Net assets consist of
Paid-in capital	$490,929,770
Total distributable earnings (loss)	125,536,819
Net assets	$616,466,589
Shares of beneficial interest outstanding	39,185,717

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$47,064,024	2,939,918	$16.01
Service Class	569,402,565	36,245,799	15.71

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Interest	$4,983,487
Dividends	4,274,125
Dividends from affiliated issuers	214,008
Income on securities loaned	22,237
Other	2,182
Foreign taxes withheld	(312,555)
Total investment income	$9,183,484
Expenses
Management fee	$2,166,916
Distribution and/or service fees	702,685
Shareholder servicing costs	4,844
Administrative services fee	47,952
Independent Trustees’ compensation	10,013
Custodian fee	56,602
Shareholder communications	22,949
Audit and tax fees	42,716
Legal fees	2,769
Miscellaneous	172,151
Total expenses	$3,229,597
Reduction of expenses by investment adviser	(29,451)
Net expenses	$3,200,146
Net investment income (loss)	$5,983,338

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $864 country tax)	$7,230,152
Affiliated issuers	(135)
Written options	74,879
Futures contracts	(4,330,547)
Swap agreements	(375,721)
Forward foreign currency exchange contracts	1,252,439
Foreign currency	(437,368)
Net realized gain (loss)	$3,413,699
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $16,802 decrease in deferred country tax)	$46,721,697
Affiliated issuers	555
Written options	60,920
Futures contracts	202,513
Swap agreements	529,459
Forward foreign currency exchange contracts	(157,385)
Translation of assets and liabilities in foreign currencies	171,559
Net unrealized gain (loss)	$47,529,318
Net realized and unrealized gain (loss)	$50,943,017
Change in net assets from operations	$56,926,355

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$5,983,338	$11,065,268
Net realized gain (loss)	3,413,699	23,197,631
Net unrealized gain (loss)	47,529,318	(66,871,760)
Change in net assets from operations	$56,926,355	$(32,608,861)
Total distributions to shareholders	$—	$(33,921,546)
Change in net assets from fund share transactions	$(47,454,448)	$(89,026,534)
Total change in net assets	$9,471,907	$(155,556,941)

Net assets
At beginning of period	606,994,682	762,551,623
At end of period	$616,466,589	$606,994,682

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$14.58		$16.11	$15.04	$14.92		$16.43	$16.20

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.29	$0.26	$0.29	(c)	$0.29	$0.37
Net realized and unrealized gain (loss)	1.26		(0.99)	1.36	0.67		(0.66)	0.36
Total from investment operations	$1.43		$(0.70)	$1.62	$0.96		$(0.37)	$0.73

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.51)	$—		$(0.87)	$(0.48)
From net realized gain	—		(0.70)	(0.04)	(0.84)		(0.27)	(0.02)
Total distributions declared to shareholders	$—		$(0.83)	$(0.55)	$(0.84)		$(1.14)	$(0.50)
Net asset value, end of period (x)	$16.01		$14.58	$16.11	$15.04		$14.92	$16.43
Total return (%) (k)(r)(s)(x)	9.81	(n)	(4.50)	10.83	6.24	(c)	(2.23)	4.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.81	0.81	0.79	(c)	0.76	0.76
Expenses after expense reductions (f)	0.82	(a)	0.80	0.80	0.78	(c)	0.75	0.75
Net investment income (loss)	2.19	(a)	1.83	1.64	1.88	(c)	1.80	2.23
Portfolio turnover	42	(n)	86	35	38		57	32
Net assets at end of period (000 omitted)	$47,064		$47,517	$56,096	$58,053		$63,253	$76,670

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$14.32		$15.84	$14.79	$14.72		$16.22	$15.99

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.24	$0.22	$0.25	(c)	$0.25	$0.33
Net realized and unrealized gain (loss)	1.24		(0.98)	1.34	0.66		(0.66)	0.35
Total from investment operations	$1.39		$(0.74)	$1.56	$0.91		$(0.41)	$0.68

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.47)	$—		$(0.82)	$(0.43)
From net realized gain	—		(0.70)	(0.04)	(0.84)		(0.27)	(0.02)
Total distributions declared to shareholders	$—		$(0.78)	$(0.51)	$(0.84)		$(1.09)	$(0.45)
Net asset value, end of period (x)	$15.71		$14.32	$15.84	$14.79		$14.72	$16.22
Total return (%) (k)(r)(s)(x)	9.71	(n)	(4.80)	10.58	5.98	(c)	(2.49)	4.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.06	1.06	1.04	(c)	1.01	1.01
Expenses after expense reductions (f)	1.07	(a)	1.05	1.05	1.03	(c)	1.00	1.00
Net investment income (loss)	1.94	(a)	1.58	1.39	1.63	(c)	1.55	2.00
Portfolio turnover	42	(n)	86	35	38		57	32
Net assets at end of period (000 omitted)	$569,403		$559,478	$706,456	$733,775		$773,721	$912,616

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are

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Notes to Financial Statements (unaudited) – continued

generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own

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Notes to Financial Statements (unaudited) – continued

assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$119,629,188	$—	$—	$119,629,188
Switzerland	20,670,579	—	—	20,670,579
Japan	17,515,860	—	—	17,515,860
United Kingdom	14,291,688	—	—	14,291,688
France	11,175,829	—	—	11,175,829
Canada	9,349,130	—	—	9,349,130
Germany	5,765,405	—	—	5,765,405
Taiwan	4,685,868	—	—	4,685,868
Netherlands	3,684,320	—	—	3,684,320
Other Countries	14,759,327	1,259,027	—	16,018,354
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	67,821,195	—	67,821,195
Non-U.S. Sovereign Debt	—	147,680,440	—	147,680,440
Municipal Bonds	—	959,191	—	959,191
U.S. Corporate Bonds	—	56,526,909	—	56,526,909
Residential Mortgage-Backed Securities	—	31,688,076	—	31,688,076
Commercial Mortgage-Backed Securities	—	7,150,141	—	7,150,141
Asset-Backed Securities (including CDOs)	—	9,452,229	—	9,452,229
Foreign Bonds	—	57,898,111	—	57,898,111
Mutual Funds	5,381,448	—	—	5,381,448
Total	$226,908,642	$380,435,319	$—	$607,343,961

Other Financial Instruments
Futures Contracts – Assets	$2,620,640	$—	$—	$2,620,640
Futures Contracts – Liabilities	(3,849,927)	—	—	(3,849,927)
Forward Foreign Currency Exchange Contracts – Assets	—	4,935,239	—	4,935,239
Forward Foreign Currency Exchange Contracts – Liabilities	—	(7,582,009)	—	(7,582,009)
Swap Agreements – Assets	—	4,675,757	—	4,675,757
Swap Agreements – Liabilities	—	(4,046,109)	—	(4,046,109)
Written Options – Liabilities	—	(21,708)	—	(21,708)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

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Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$912,732	$(2,363,638)
Equity	Equity Futures	1,707,908	(1,486,289)
Equity	Purchased Equity Options	96,000	—
Credit	Purchased Credit Options	31,584	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	4,935,239	(7,582,009)
Interest Rate	Interest Rate Swaps	4,573,409	(4,046,109)
Credit	Credit Default Swaps	102,348	—
Credit	Written Credit Options	—	(21,708)
Total		$12,359,220	$(15,499,753)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(6,616,773)	$(378,728)	$—	$—	$—
Foreign Exchange	—	—	1,252,439	—	—
Equity	2,286,226	—	—	(21,714)	—
Credit	—	3,007	—	(38,947)	74,879
Total	$(4,330,547)	$(375,721)	$1,252,439	$(60,661)	$74,879

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$240,085	$527,299	$—	$—	$—
Foreign Exchange	—	—	(157,385)	—	—
Equity	(37,572)	—	—	(392,442)	—
Credit	—	2,160	—	(155,708)	60,920
Total	$202,513	$529,459	$(157,385)	$(548,150)	$60,920

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

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Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of June 30, 2019:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Future Contracts (a)	$287,430	$—
Swaps, at value	102,348	—
Cleared Swaps Agreements (a)	20,487	—
Forward Foreign Currency Exchange Contracts	4,935,239	(7,582,009)
Purchased Options	127,584	—
Written Options	—	(21,708)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$5,473,088	$(7,603,717)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,564,459	(195,807)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$3,908,629	$(7,407,910)

(a)

The amount presented here represents the fund’s current day net variation margin for futures contracts and for cleared swaps agreements. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2019:

		Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
BNP Paribas S.A.	$42,468	$—	$—	$—	$42,468
Brown Brothers Harriman	7,218	(6,841)	—	—	377
Citibank N.A.	131,916	(124,189)	—	—	7,727
Deutsche Bank AG	212,671	(212,671)	—	—	—
Goldman Sachs International	1,496,585	(1,496,585)	—	—	—
JPMorgan Chase Bank N.A.	1,969,992	(1,969,992)	—	—	—
Merrill Lynch International	41,002	(18,017)	—	—	22,985
Morgan Stanley Capital Services, Inc.	6,777	—	—	—	6,777
Total	$3,908,629	$(3,828,295)	$—	$—	$80,334

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Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2019:

		Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Brown Brothers Harriman	$(6,841)	$6,841	$—	$—	$—
Citibank N.A.	(124,189)	124,189	—	—	—
Deutsche Bank AG	(358,171)	212,671	—	—	(145,500)
Goldman Sachs International	(2,534,619)	1,496,585	—	980,000	(58,034)
JPMorgan Chase Bank N.A.	(4,366,073)	1,969,992	—	2,251,000	(145,081)
Merrill Lynch International	(18,017)	18,017	—	—	—
Total	$(7,407,910)	$3,828,295	$—	$3,231,000	$(348,615)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.

Written Options – In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

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Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap

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Notes to Financial Statements (unaudited) – continued

agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At June 30, 2019, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$16,001,318
Long-term capital gains	17,920,228
Total distributions	$33,921,546

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$518,144,017
Gross appreciation	95,768,148
Gross depreciation	(6,568,204)
Net unrealized appreciation (depreciation)	$89,199,944

As of 12/31/18

Undistributed ordinary income	15,597,284
Undistributed long-term capital gain	13,215,190
Other temporary differences	61,991
Net unrealized appreciation (depreciation)	39,735,999

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$407,616	$—	$2,268,848
Service Class	—	3,217,529	—	28,027,553
Total	$—	$3,625,145	$—	$30,296,401

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $300 million	0.75%
In excess of $300 million and up to $2.5 billion	0.675%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $29,451, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $4,748, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $96.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0157% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $801 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $86,785 and $525,264, respectively. The sales transactions resulted in net realized gains (losses) of $79,670.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$77,027,742	$89,537,053
Non-U.S. Government securities	$168,225,263	$184,693,121

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	7,110	$110,746	80,272	$1,254,421
Service Class	143,718	2,195,850	437,166	6,748,306
	150,828	$2,306,596	517,438	$8,002,727

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	177,720	$2,676,464
Service Class	—	—	2,109,729	31,245,082
	—	$—	2,287,449	$33,921,546

Shares reacquired
Initial Class	(327,333)	$(5,007,921)	(479,270)	$(7,461,633)
Service Class	(2,966,334)	(44,753,123)	(8,081,155)	(123,489,174)
	(3,293,667)	$(49,761,044)	(8,560,425)	$(130,950,807)

Net change
Initial Class	(320,223)	$(4,897,175)	(221,278)	$(3,530,748)
Service Class	(2,822,616)	(42,557,273)	(5,534,260)	(85,495,786)
	(3,142,839)	$(47,454,448)	(5,755,538)	$(89,026,534)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $1,927 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,746,728	$113,965,407	$133,331,107	$(135)	$555	$5,381,448

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$214,008	$—

MFS Global Tactical Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report

June 30, 2019

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

GSS-SEM

MFS® Government Securities Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Government Securities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities (n)	54.6%
U.S. Treasury Securities	28.2%
U.S. Government Agencies	8.6%
Investment Grade Corporates	2.7%
Commercial Mortgage-Backed Securities	2.2%
Collateralized Debt Obligations	2.0%
Municipal Bonds	1.4%
Asset-Backed Securities	0.9%
Non-U.S. Government Bonds	0.3%

Composition including fixed income credit quality (a)(i)
AAA	4.4%
AA	1.3%
A	2.3%
BBB	1.5%
U.S. Government	26.8%
Federal Agencies (n)	63.2%
Not Rated	1.4%
Cash & Cash Equivalents	0.5%
Other	(1.4)%

Portfolio facts (i)
Average Duration (d)	5.1
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(n)	Includes TBA sale commitments.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Government Securities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.58%	$1,000.00	$1,049.00	$2.95
	Hypothetical (h)	0.58%	$1,000.00	$1,021.92	$2.91
Service Class	Actual	0.83%	$1,000.00	$1,048.50	$4.22
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Government Securities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 99.4%
Asset-Backed & Securitized – 5.0%
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR , 3.491% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	$1,042,247	$1,041,548
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	940,360	949,529
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	1,700,000	1,727,882
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,598,223
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,414,455	1,492,724
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	151,032
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	1,630,000	1,636,906
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.616% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	1,537,212	1,523,346
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	2,057,475
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.996% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,489,774	1,478,529
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.091% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,557,219
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	415,862	440,397
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.036%, 12/15/2051 (i)	6,265,055	415,793
Oaktree CLO Ltd., 2014-2A, “A1BR”, 2.953%, 10/20/2026 (n)	1,072,069	1,072,063
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.796% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	1,332,260	1,326,410
TICP CLO Ltd., FLR, 3.431% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	1,261,352	1,253,042
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	968,000	1,024,022
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	2,041,970
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	949,461
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.126%, 1/15/2052 (i)(n)	3,746,531	274,515
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.725% (LIBOR - 3mo. + 1.16%), 11/07/2025 (n)	95,405	95,371

		$24,107,457

Chemicals – 0.4%
Sherwin Williams Co., 2.75%, 6/01/2022	$1,673,000	$1,690,168

Issuer	Shares/Par	Value ($)
BONDS – continued
Conglomerates – 0.2%
United Technologies Corp., 3.95%, 8/16/2025	$764,000	$823,899

Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$1,311,000	$1,320,958

Local Authorities – 0.2%
Philadelphia, PA, School District, “A”, 5.995%, 9/01/2030	$960,000	$1,195,325

Major Banks – 0.1%
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	$565,000	$579,225

Medical & Health Technology & Services – 0.5%
Montefiore Obligated Group, 5.246%, 11/01/2048	$2,012,000	$2,383,162

Mortgage-Backed – 54.8%
Fannie Mae, 5%, 7/01/2019 - 3/01/2041	$4,883,471	$5,302,803
Fannie Mae, 4.785%, 8/01/2019	797,213	797,122
Fannie Mae, 5.05%, 8/01/2019	285,942	285,442
Fannie Mae, 5.5%, 8/01/2019 - 3/01/2038	7,409,280	8,213,892
Fannie Mae, 1.99%, 10/01/2019	906,233	904,618
Fannie Mae, 4.5%, 7/01/2020 - 6/01/2044	14,504,636	15,562,404
Fannie Mae, 4.14%, 8/01/2020	407,269	411,955
Fannie Mae, 6%, 2/01/2021 - 7/01/2037	844,229	951,146
Fannie Mae, 2.56%, 10/01/2021	224,569	226,524
Fannie Mae, 2.67%, 3/01/2022	430,201	437,192
Fannie Mae, 2.152%, 1/25/2023	1,513,489	1,513,282
Fannie Mae, 2.73%, 4/01/2023	486,959	496,518
Fannie Mae, 2.41%, 5/01/2023	614,573	619,925
Fannie Mae, 2.55%, 5/01/2023	528,659	535,878
Fannie Mae, 2.59%, 5/01/2023	337,356	342,453
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	24,480,486	25,304,928
Fannie Mae, 2.28%, 11/01/2026	259,485	259,177
Fannie Mae, 2.672%, 12/25/2026	1,032,000	1,040,491
Fannie Mae, 3.144%, 3/25/2028	1,276,000	1,329,303
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	30,015,869	31,640,559
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	698,866	805,089
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	18,112,881	18,490,367
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,805,810	1,787,814
Fannie Mae, TBA, 2.5%, 7/01/2028 - 8/25/2034	875,000	880,986
Fannie Mae, TBA, 3%, 7/01/2034	1,875,000	1,911,859
Fannie Mae, TBA, 3.5%, 7/01/2034	3,075,000	3,173,993
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	2,303,580	2,577,385
Freddie Mac, 2.456%, 8/25/2019	54,934	54,837
Freddie Mac, 4.186%, 8/25/2019	314,010	313,913
Freddie Mac, 1.869%, 11/25/2019	1,681,757	1,676,755
Freddie Mac, 4.251%, 1/25/2020	1,420,474	1,425,775
Freddie Mac, 2.313%, 3/25/2020	1,456,949	1,454,434
Freddie Mac, 4.224%, 3/25/2020	1,829,345	1,838,829
Freddie Mac, 5%, 4/01/2020 - 6/01/2040	1,237,909	1,349,280

4

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 3.808%, 8/25/2020	$985,668	$996,528
Freddie Mac, 3.034%, 10/25/2020	1,303,893	1,312,523
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	1,651,648	1,831,220
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	2,570,915	2,754,369
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,359,931
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,076,425
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,640,820
Freddie Mac, 3.3%, 4/25/2023	1,997,044	2,083,474
Freddie Mac, 3.06%, 7/25/2023	1,286,000	1,331,902
Freddie Mac, 1.016%, 4/25/2024 (i)	16,560,383	564,315
Freddie Mac, 0.735%, 7/25/2024 (i)	17,591,157	458,278
Freddie Mac, 3.064%, 8/25/2024	1,703,107	1,771,684
Freddie Mac, 2.67%, 12/25/2024	3,924,000	4,011,688
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,116,992
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,259,919
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,373,197	2,490,051
Freddie Mac, 3.01%, 7/25/2025	904,000	941,444
Freddie Mac, 2.745%, 1/25/2026	2,656,000	2,731,006
Freddie Mac, 3.224%, 3/25/2027	2,380,000	2,515,454
Freddie Mac, 0.713%, 7/25/2027 (i)	29,975,384	1,249,389
Freddie Mac, 0.567%, 8/25/2027 (i)	25,091,594	791,178
Freddie Mac, 3.187%, 9/25/2027	3,000,000	3,165,553
Freddie Mac, 0.426%, 1/25/2028 (i)	42,784,432	1,058,393
Freddie Mac, 0.434%, 1/25/2028 (i)	17,618,087	446,044
Freddie Mac, 0.269%, 2/25/2028 (i)	49,858,749	653,897
Freddie Mac, 2.5%, 3/15/2028	210,370	213,135
Freddie Mac, 0.262%, 4/25/2028 (i)	32,039,814	393,785
Freddie Mac, 3%, 6/15/2028 - 11/01/2046	17,335,524	17,699,156
Freddie Mac, 3.5%, 6/15/2028 - 8/25/2058	30,873,526	31,988,956
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	420,690	489,546
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	620,000	606,837
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,488,759	1,666,374
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	3,605,709	3,881,695
Ginnie Mae, 4%, 10/15/2039 - 7/20/2049	5,644,099	5,891,478
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2049	6,791,410	7,058,872
Ginnie Mae, 3%, 11/20/2047 - 2/20/2048	10,516,497	10,760,281
Ginnie Mae, 5.87%, 4/20/2058	17,198	19,413
Ginnie Mae, 0.659%, 2/16/2059 (i)	2,229,264	135,143

		$262,334,076

Municipals – 1.2%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$4,114,000	$3,739,214
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	1,345,000	1,768,823

		$5,508,037

Other Banks & Diversified Financials – 0.3%
ING Groep N.V., 3.15%, 3/29/2022	$1,606,000	$1,636,348

Restaurants – 0.4%
Starbucks Corp., 3.8%, 8/15/2025	$1,651,000	$1,762,006

Supranational – 0.3%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,411,327

Issuer	Shares/Par	Value ($)
BONDS – continued
Tobacco – 0.3%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,283,000	$1,284,947

U.S. Government Agencies and Equivalents – 8.5%
AID-Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,450,186
AID-Ukraine, 1.847%, 5/29/2020	1,135,000	1,136,425
Federal Home Loan Bank, 2.375%, 3/30/2020	5,500,000	5,515,970
Federal Home Loan Bank, 2.625%, 12/10/2021	4,800,000	4,890,025
Federal Home Loan Bank, 3%, 12/10/2021	20,500,000	21,073,777
Private Export Funding Corp., 2.25%, 3/15/2020	594,000	593,945
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	772,453
Small Business Administration, 6.35%, 4/01/2021	24,757	25,281
Small Business Administration, 6.34%, 5/01/2021	35,637	36,354
Small Business Administration, 6.44%, 6/01/2021	52,314	53,698
Small Business Administration, 6.625%, 7/01/2021	77,290	78,911
Small Business Administration, 6.07%, 3/01/2022	60,166	61,809
Small Business Administration, 4.98%, 11/01/2023	90,579	94,827
Small Business Administration, 4.77%, 4/01/2024	223,596	232,976
Small Business Administration, 5.52%, 6/01/2024	100,904	106,455
Small Business Administration, 4.99%, 9/01/2024	18,597	19,493
Small Business Administration, 5.11%, 4/01/2025	134,880	141,705
Small Business Administration, 2.21%, 2/01/2033	793,039	787,946
Small Business Administration, 2.22%, 3/01/2033	1,324,030	1,317,598
Small Business Administration, 3.15%, 7/01/2033	1,285,968	1,322,901
Small Business Administration, 3.16%, 8/01/2033	688,659	708,826
Small Business Administration, 3.62%, 9/01/2033	449,974	474,109

		$40,895,670

U.S. Treasury Obligations – 26.6%
U.S. Treasury Bonds, 7.875%, 2/15/2021	$177,000	$194,002
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,406,185
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,393,149
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,465,186
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	434,752
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,739,131
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	9,117,659
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	14,459,528
U.S. Treasury Bonds, 2.5%, 2/15/2045	21,059,000	20,979,206

5

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.875%, 11/15/2046	$2,917,000	$3,121,760
U.S. Treasury Notes, 2.375%, 3/15/2021	8,200,000	8,279,117
U.S. Treasury Notes, 1.75%, 5/15/2022	6,594,000	6,598,894
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	25,869,000	26,650,122
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,569,899
U.S. Treasury Notes, 2.875%, 7/31/2025	5,161,000	5,470,257
U.S. Treasury Notes, 2%, 8/15/2025	438,000	442,192
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	2,932,453
U.S. Treasury Notes, 2%, 11/15/2026	5,700,000	5,743,418
U.S. Treasury Notes, 2.875%, 5/15/2028	6,000,000	6,442,734

		$127,439,644

Utilities – Electric Power – 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$1,518,000	$1,530,024

Total Bonds (Identified Cost, $462,231,476)		$475,902,273

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $8,466,241)	8,466,689	$8,467,535

TBA SALE COMMITMENTS – (0.4)%
Mortgage-Backed – (0.4)%
Ginnie Mae, TBA, 3.5%, 7/01/2049 (Proceeds Received, $1,826,031)	(1,775,000)	$(1,833,728)

OTHER ASSETS, LESS LIABILITIES – (0.8)%		(3,980,642)

NET ASSETS – 100.0%		$478,555,438

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $8,467,535 and $475,902,273, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,366,567, representing 3.6% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate

TBA	To Be Announced

Derivative Contracts at 6/30/19

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	56	$7,166,250	September - 2019	$38,922
U.S. Treasury Note 2 yr	Long	USD	35	7,531,289	September - 2019	35,970

						$74,892

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	52	$8,090,875	September - 2019	$(161,677)

At June 30, 2019, the fund had liquid securities with an aggregate value of $84,476 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

6

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $462,231,476)	$475,902,273
Investments in affiliated issuers, at value (identified cost, $8,466,241)	8,467,535
Receivables for
Net daily variation margin on open futures contracts	6,871
Investments sold on an extended settlement basis	2,037,185
TBA sale commitments	1,826,031
Interest	2,282,890
Other assets	1,656
Total assets	$490,524,441

Liabilities
Payables for
Investments purchased	$1,618,644
Investments purchased on an extended settlement basis	7,985,791
Fund shares reacquired	393,262
TBA sale commitments, at value (proceeds received $1,826,031)	1,833,728
Payable to affiliates
Investment adviser	25,914
Administrative services fee	816
Shareholder servicing costs	32
Distribution and/or service fees	4,665
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	106,051
Total liabilities	$11,969,003
Net assets	$478,555,438

Net assets consist of
Paid-in capital	$475,554,317
Total distributable earnings (loss)	3,001,121
Net assets	$478,555,438
Shares of beneficial interest outstanding	37,981,411

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$308,258,194	24,402,285	$12.63
Service Class	170,297,244	13,579,126	12.54

See Notes to Financial Statements

7

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Interest	$7,657,011
Dividends from affiliated issuers	64,171
Other	1,807
Total investment income	$7,722,989
Expenses
Management fee	$1,300,592
Distribution and/or service fees	211,841
Shareholder servicing costs	2,692
Administrative services fee	38,392
Independent Trustees’ compensation	6,100
Custodian fee	13,151
Shareholder communications	17,452
Audit and tax fees	31,612
Legal fees	2,170
Miscellaneous	24,069
Total expenses	$1,648,071
Reduction of expenses by investment adviser	(61,299)
Net expenses	$1,586,772
Net investment income (loss)	$6,136,217

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(85,944)
Affiliated issuers	230
Futures contracts	(529,625)
Net realized gain (loss)	$(615,339)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$17,333,450
Affiliated issuers	1,294
Futures contracts	35,869
Net unrealized gain (loss)	$17,370,613
Net realized and unrealized gain (loss)	$16,755,274
Change in net assets from operations	$22,891,491

See Notes to Financial Statements

8

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$6,136,217	$12,522,612
Net realized gain (loss)	(615,339)	(2,245,384)
Net unrealized gain (loss)	17,370,613	(9,703,493)
Change in net assets from operations	$22,891,491	$573,735
Total distributions to shareholders	$—	$(16,541,275)
Change in net assets from fund share transactions	$(26,662,004)	$(78,202,132)
Total change in net assets	$(3,770,513)	$(94,169,672)

Net assets
At beginning of period	482,325,951	576,495,623
At end of period	$478,555,438	$482,325,951

See Notes to Financial Statements

9

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$12.04		$12.39	$12.51	$12.72		$13.02	$12.73

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.30	$0.31	$0.31	(c)	$0.27	$0.26
Net realized and unrealized gain (loss)	0.43		(0.25)	(0.03)	(0.17)		(0.21)	0.35
Total from investment operations	$0.59		$0.05	$0.28	$0.14		$0.06	$0.61

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.40)	$(0.35)		$(0.36)	$(0.32)
Net asset value, end of period (x)	$12.63		$12.04	$12.39	$12.51		$12.72	$13.02
Total return (%) (k)(r)(s)(x)	4.90	(n)	0.47	2.22	1.04	(c)	0.47	4.86

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.60	0.60	0.57	(c)	0.60	0.60
Expenses after expense reductions (f)	0.58	(a)	0.59	0.60	0.56	(c)	0.59	0.59
Net investment income (loss)	2.68	(a)	2.45	2.45	2.40	(c)	2.09	2.04
Portfolio turnover	19	(n)	35	24	48		81	61
Net assets at end of period (000 omitted)	$308,258		$310,387	$364,445	$388,457		$424,025	$484,573

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$11.96		$12.31	$12.42	$12.64		$12.93	$12.63

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.26	$0.27	$0.28	(c)	$0.24	$0.23
Net realized and unrealized gain (loss)	0.43		(0.24)	(0.02)	(0.18)		(0.21)	0.36
Total from investment operations	$0.58		$0.02	$0.25	$0.10		$0.03	$0.59

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.36)	$(0.32)		$(0.32)	$(0.29)
Net asset value, end of period (x)	$12.54		$11.96	$12.31	$12.42		$12.64	$12.93
Total return (%) (k)(r)(s)(x)	4.85	(n)	0.17	2.03	0.68	(c)	0.26	4.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.85	0.85	0.82	(c)	0.85	0.85
Expenses after expense reductions (f)	0.83	(a)	0.84	0.85	0.81	(c)	0.84	0.84
Net investment income (loss)	2.43	(a)	2.20	2.20	2.15	(c)	1.84	1.79
Portfolio turnover	19	(n)	35	24	48		81	61
Net assets at end of period (000 omitted)	$170,297		$171,938	$212,050	$236,831		$256,958	$299,520

See Notes to Financial Statements

10

MFS Government Securities Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Government Securities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value

12

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$168,335,314	$—	$168,335,314
Non-U.S. Sovereign Debt	—	1,411,327	—	1,411,327
Municipal Bonds	—	6,703,362	—	6,703,362
U.S. Corporate Bonds	—	6,659,234	—	6,659,234
Residential Mortgage-Backed Securities	—	262,334,077	—	262,334,077
Commercial Mortgage-Backed Securities	—	10,445,612	—	10,445,612
Asset-Backed Securities (including CDOs)	—	13,661,846	—	13,661,846
Foreign Bonds	—	6,351,501	—	6,351,501
Mutual Funds	8,467,535	—	—	8,467,535
Total	$8,467,535	$475,902,273	$—	$484,369,808
TBA Sale Commitments	$—	$(1,833,728)	$—	$(1,833,728)

Other Financial Instruments
Futures Contracts – Assets	$74,892	$—	$—	$74,892
Futures Contracts – Liabilities	(161,677)	—	—	(161,677)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$74,892	$(161,677)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(529,625)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$35,869

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the

13

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

TBA Dollar Roll Transactions – The fund enters into TBA dollar roll transactions in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. TBA dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether

14

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase (sale) commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$16,541,275

15

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$472,383,413
Gross appreciation	12,307,808
Gross depreciation	(2,155,140)
Net unrealized appreciation (depreciation)	$10,152,668

As of 12/31/18

Undistributed ordinary income	13,608,126
Capital loss carryforwards	(26,214,609)
Net unrealized appreciation (depreciation)	(7,283,887)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(6,565,848)
Long-Term	(19,648,761)
Total	$(26,214,609)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$10,880,020
Service Class	—	5,661,255
Total	$—	$16,541,275

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.55%
In excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $22,642, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.58% of average daily net assets for the Initial Class shares and 0.83% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, this reduction amounted to $38,657, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by

16

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $2,542, which equated to 0.0011% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $150.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $567 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than TBA sale commitments and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$85,086,831	$92,757,844
Non-U.S. Government securities	$5,783,106	$19,258,759

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	280,864	$3,451,650	420,018	$5,061,750
Service Class	561,827	6,814,317	642,376	7,707,935
	842,691	$10,265,967	1,062,394	$12,769,685

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	916,598	$10,880,020
Service Class	—	—	479,361	5,661,255
	—	$—	1,395,959	$16,541,275

Shares reacquired
Initial Class	(1,668,014)	$(20,414,380)	(4,972,729)	$(59,818,993)
Service Class	(1,354,881)	(16,513,591)	(3,978,973)	(47,694,099)
	(3,022,895)	$(36,927,971)	(8,951,702)	$(107,513,092)

Net change
Initial Class	(1,387,150)	$(16,962,730)	(3,636,113)	$(43,877,223)
Service Class	(793,054)	(9,699,274)	(2,857,236)	(34,324,909)
	(2,180,204)	$(26,662,004)	(6,493,349)	$(78,202,132)

17

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 30% and 9%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $1,535 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$26,672	$69,754,097	$61,314,758	$230	$1,294	$8,467,535

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$64,171	$—

18

MFS Government Securities Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

Semiannual Report

June 30, 2019

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

HYS-SEM

MFS® High Yield Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS High Yield Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	9.8%
Medical & Health Technology & Services	6.5%
Telecommunications – Wireless	5.6%
Building	5.1%
Gaming & Lodging	5.0%

Composition including fixed income credit quality (a)(i)
BBB	3.2%
BB	51.0%
B	34.1%
CCC	9.5%
CC	0.2%
C (o)	0.0%
Not Rated	(4.4)%
Non-Fixed Income	0.5%
Cash & Cash Equivalents	1.4%
Other	4.5%

Portfolio facts (i)
Average Duration (d)	2.9
Average Effective Maturity (m)	4.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS High Yield Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.72%	$1,000.00	$1,098.49	$3.75
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$1,097.70	$5.05
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS High Yield Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 95.9%
Aerospace – 1.1%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$520,000	$521,456
TransDigm, Inc., 6.5%, 7/15/2024		955,000	965,744
TransDigm, Inc., 6.5%, 5/15/2025		555,000	561,383
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,160,000	1,220,900
TransDigm, Inc., 6.375%, 6/15/2026		915,000	921,862

			$4,191,345

Asset-Backed & Securitized – 0.0%
CWCapital Cobalt Ltd., CDO, “F”, FLR, 3.886% (0% cash or 3.886% PIK), (LIBOR - 3 mo. + 1.3%), 4/26/2050 (a)(p)(z)		$1,213,946	$121

Automotive – 1.7%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$3,559,000	$3,630,180
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		165,000	173,662
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		915,000	951,600
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		1,715,000	1,766,450

			$6,521,892

Broadcasting – 3.8%
iHeartCommunications, Inc., 6.375%, 5/01/2026 (z)		$270,000	$286,538
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		1,535,000	1,558,025
Match Group, Inc., 6.375%, 6/01/2024		1,750,000	1,837,500
Match Group, Inc., 5%, 12/15/2027 (n)		1,095,000	1,146,903
Netflix, Inc., 5.875%, 2/15/2025		1,885,000	2,078,212
Netflix, Inc., 4.875%, 4/15/2028		450,000	464,063
Netflix, Inc., 5.875%, 11/15/2028		940,000	1,040,693
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	715,000	923,639
Netflix, Inc., 3.875%, 11/15/2029 (z)		1,200,000	1,478,141
Nexstar Escrow Corp., 5.625%, 7/15/2027 (z)		$630,000	644,962
Univision Communications, Inc., 5.125%, 2/15/2025 (n)		320,000	304,400
WMG Acquisition Corp., 5%, 8/01/2023 (n)		525,000	535,500
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,595,000	1,632,881
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		300,000	309,720

			$14,241,177

Building – 5.0%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,880,000	$1,948,150
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		1,770,000	1,845,225
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		1,233,000	1,220,670

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – continued
Core & Main LP, 6.125%, 8/15/2025 (n)	$1,380,000	$1,393,800
HD Supply, Inc., 5.375%, 10/15/2026 (n)	2,035,000	2,146,925
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	810,000	826,200
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	935,000	930,325
NCI Building Systems, Inc., 8%, 4/15/2026 (n)	1,000,000	973,750
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	680,000	695,300
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	997,000	1,011,955
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	1,134,000	1,060,290
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	1,045,000	1,081,575
Standard Industries, Inc., 6%, 10/15/2025 (n)	1,950,000	2,069,437
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	1,650,000	1,670,625

		$18,874,227

Business Services – 4.4%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$540,000	$555,876
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	1,325,000	1,347,790
CDK Global, Inc., 4.875%, 6/01/2027	2,155,000	2,228,787
Equinix, Inc., 5.375%, 4/01/2023	745,000	759,900
Equinix, Inc., 5.75%, 1/01/2025	1,000,000	1,041,000
Equinix, Inc., 5.875%, 1/15/2026	1,045,000	1,106,394
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	1,435,000	1,475,898
First Data Corp., 5%, 1/15/2024 (n)	2,785,000	2,853,232
Iron Mountain, Inc., 4.875%, 9/15/2027	435,000	431,194
MSCI, Inc., 5.75%, 8/15/2025 (n)	260,000	273,000
MSCI, Inc., 4.75%, 8/01/2026 (n)	2,610,000	2,707,875
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)	835,000	867,356
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	1,005,000	1,043,944

		$16,692,246

Cable TV – 9.5%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$560,000	$562,856
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	2,250,000	2,300,344
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	615,000	635,756
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,780,000	3,964,275
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	1,595,000	1,682,725
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	1,340,000	1,405,258

4

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Cable TV – continued
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		$4,160,000	$4,368,000
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		875,000	960,575
DISH DBS Corp., 5.875%, 11/15/2024		760,000	719,150
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		785,000	694,725
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		1,805,000	1,647,063
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (z)		2,205,000	2,256,332
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		810,000	830,412
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		920,000	929,200
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,605,000	1,649,539
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		745,000	768,281
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,400,000	1,421,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,665,000	1,732,016
Videotron Ltd., 5.375%, 6/15/2024 (n)		455,000	486,850
Videotron Ltd., 5.125%, 4/15/2027 (n)		3,030,000	3,162,562
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	206,998
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		1,655,000	1,695,895
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,830,000	1,849,069

			$35,928,881

Chemicals – 1.9%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$2,855,000	$2,940,650
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		1,235,000	1,264,838
SPCM S.A., 4.875%, 9/15/2025 (n)		1,520,000	1,527,600
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	925,000	1,061,915
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026		325,000	373,105

			$7,168,108

Computer Software – 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$1,285,000	$1,306,330
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		735,000	810,838
VeriSign, Inc., 5.25%, 4/01/2025		1,530,000	1,633,275
VeriSign, Inc., 4.75%, 7/15/2027		1,095,000	1,140,169

			$4,890,612

Computer Software – Systems – 2.2%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$2,225,000	$2,336,250
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		1,205,000	1,256,212
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		2,410,000	2,464,225

Issuer	Shares/Par	Value ($)
BONDS – continued
Computer Software – Systems – continued
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$1,980,000	$2,054,250

		$8,110,937

Conglomerates – 3.0%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,045,000	$1,089,413
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	1,995,000	2,059,738
EnerSys, 5%, 4/30/2023 (n)	1,700,000	1,731,569
Entegris, Inc., 4.625%, 2/10/2026 (n)	1,480,000	1,491,100
Gates Global LLC, 6%, 7/15/2022 (n)	872,000	872,545
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	1,450,000	1,527,937
TriMas Corp., 4.875%, 10/15/2025 (n)	2,490,000	2,521,125

		$11,293,427

Construction – 1.2%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	$1,405,000	$1,480,518
Toll Brothers Finance Corp., 4.875%, 11/15/2025	965,000	1,007,219
Toll Brothers Finance Corp., 4.35%, 2/15/2028	2,010,000	2,004,975

		$4,492,712

Consumer Products – 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)	$895,000	$871,506
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	1,410,000	1,448,775
Mattel, Inc., 6.75%, 12/31/2025 (z)	270,000	277,763

		$2,598,044

Consumer Services – 2.0%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (z)	$825,000	$821,906
Cimpress N.V., 7%, 6/15/2026 (n)	1,230,000	1,254,588
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	1,025,000	1,091,625
Garda World Security Corp., 8.75%, 5/15/2025 (z)	220,000	217,250
Matthews International Corp., 5.25%, 12/01/2025 (n)	860,000	846,025
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	640,000	668,800
Realogy Group LLC, 9.375%, 4/01/2027 (n)	1,120,000	981,400
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	1,610,000	1,656,287

		$7,537,881

Containers – 4.7%
ARD Finance S.A., 7.125%, 9/15/2023	$1,075,000	$1,099,188
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)	593,062	575,600
Berry Global Group, Inc., 5.5%, 5/15/2022	1,310,000	1,324,738
Berry Global Group, Inc., 6%, 10/15/2022	500,000	510,000
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)	1,005,000	969,825

5

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Containers – continued
Crown American LLC, 4.5%, 1/15/2023	$1,342,000	$1,397,357
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,880,000	1,917,600
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	775,000	796,313
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	1,175,000	1,063,375
Multi-Color Corp., 6.125%, 12/01/2022 (n)	1,824,000	1,881,000
Reynolds Group, 5.75%, 10/15/2020	741,367	743,221
Reynolds Group, 5.125%, 7/15/2023 (n)	960,000	978,000
Reynolds Group, 7%, 7/15/2024 (n)	370,000	382,587
Sealed Air Corp., 4.875%, 12/01/2022 (n)	1,575,000	1,651,781
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,385,000	1,395,387
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	936,000	1,016,730

		$17,702,702

Electrical Equipment – 0.6%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$830,000	$777,884
CommScope Technologies LLC, 5%, 3/15/2027 (n)	1,765,000	1,535,550

		$2,313,434

Electronics – 1.6%
Qorvo, Inc., 5.5%, 7/15/2026	$2,090,000	$2,211,847
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	1,655,000	1,783,262
Sensata Technologies B.V., 5%, 10/01/2025 (n)	2,080,000	2,168,400

		$6,163,509

Energy – Independent – 2.5%
Callon Petroleum Co., 6.375%, 7/01/2026	$1,250,000	$1,262,500
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	375,000	361,875
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	1,320,000	1,323,300
Jagged Peak Energy LLC, 5.875%, 5/01/2026	845,000	832,325
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	1,380,000	1,407,600
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	430,000	436,450
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	1,345,000	1,405,525
Sanchez Energy Corp., 6.125%, 1/15/2023	1,180,000	53,100
SM Energy Co., 6.75%, 9/15/2026	1,235,000	1,157,812
Whiting Petroleum Corp., 6.625%, 1/15/2026	375,000	361,641
WPX Energy, Inc., 5.75%, 6/01/2026	840,000	872,550

		$9,474,678

Entertainment – 1.7%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$1,065,000	$986,510

Issuer	Shares/Par	Value ($)
BONDS – continued
Entertainment – continued
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (z)	$545,000	$560,669
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	2,035,000	2,134,206
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	2,685,000	2,726,953

		$6,408,338

Financial Institutions – 2.0%
Avation Capital S.A., 6.5%, 5/15/2021 (z)	$635,000	$649,288
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	935,000	989,698
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	711,000	728,476
OneMain Financial Corp., 6.875%, 3/15/2025	500,000	547,490
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,690,000	2,899,766
Wand Merger Corp., 8.125%, 7/15/2023 (n)	1,575,000	1,606,500

		$7,421,218

Food & Beverages – 3.3%
Aramark Services, Inc., 4.75%, 6/01/2026	$1,620,000	$1,648,350
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	1,535,000	1,563,781
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,060,000	1,151,425
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	1,095,000	1,126,481
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	2,900,000	3,005,125
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	550,000	572,000
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)	495,000	502,425
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	995,000	1,031,069
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,815,000	1,864,913

		$12,465,569

Gaming & Lodging – 4.9%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$1,220,000	$1,250,500
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	625,000	670,113
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	1,245,000	1,333,893
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	585,000	632,648
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	1,975,000	2,061,406
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	1,995,000	2,042,381
Marriott Vacations Worldwide Corp./ILG, Inc., 5.625%, 4/15/2023	1,225,000	1,243,375
MGM Growth Properties LLC, 4.5%, 9/01/2026	1,575,000	1,616,344

6

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Gaming & Lodging – continued
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	$1,540,000	$1,538,075
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	920,000	932,650
Scientific Games Corp., 8.25%, 3/15/2026 (n)	760,000	797,992
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	2,418,000	2,529,833
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	1,900,000	1,962,320

		$18,611,530

Industrial – 0.6%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$2,215,000	$2,253,763

Insurance – Health – 0.5%
Centene Corp., 6.125%, 2/15/2024	$750,000	$785,625
Centene Corp., 5.375%, 6/01/2026 (n)	1,195,000	1,256,244

		$2,041,869

Insurance – Property & Casualty – 0.9%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$1,555,000	$1,545,281
Hub International Ltd., 7%, 5/01/2026 (n)	1,655,000	1,677,756

		$3,223,037

Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$880,000	$910,800

Major Banks – 0.9%
Barclays PLC, 7.875%, 12/29/2049	$750,000	$784,687
Credit Suisse Group AG, 7.25% to 9/12/2025, FLR (Swap Rate - 5yr. + 4.332%) to 12/29/2049 (n)	705,000	757,875
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	1,745,000	1,865,405

		$3,407,967

Medical & Health Technology & Services – 6.2%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023	$1,430,000	$1,453,238
Avantor, Inc., 9%, 10/01/2025 (n)	1,645,000	1,834,175
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (z)	540,000	546,750
DaVita, Inc., 5%, 5/01/2025	845,000	834,226
Encompass Health Corp., 5.75%, 9/15/2025	695,000	721,931
HCA, Inc., 7.5%, 2/15/2022	1,430,000	1,576,575
HCA, Inc., 5.375%, 2/01/2025	3,260,000	3,518,762
HCA, Inc., 5.875%, 2/15/2026	1,870,000	2,066,350
HCA, Inc., 5.625%, 9/01/2028	340,000	368,050
HealthSouth Corp., 5.125%, 3/15/2023	1,375,000	1,399,063
HealthSouth Corp., 5.75%, 11/01/2024	452,000	460,272
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	775,000	732,375
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	1,300,000	1,342,250
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (z)	980,000	918,946

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – continued
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	$565,000	$498,613
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	1,400,000	1,445,500
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	1,535,000	1,607,912
Team Health Holdings to Team Health, Inc., 6.375%, 2/01/2025 (z)	315,000	240,975
Tenet Healthcare Corp., 6.75%, 6/15/2023	520,000	521,950
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	1,170,000	1,082,250

		$23,170,163

Medical Equipment – 1.0%
Teleflex, Inc., 5.25%, 6/15/2024	$1,360,000	$1,396,975
Teleflex, Inc., 4.875%, 6/01/2026	785,000	814,437
Teleflex, Inc., 4.625%, 11/15/2027	1,525,000	1,568,844

		$3,780,256

Metals & Mining – 4.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$735,000	$747,863
Big River Steel LLC, 7.25%, 9/01/2025 (n)	1,070,000	1,124,089
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,065,000	1,037,044
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	780,000	746,850
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	2,549,000	2,682,822
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (z)	530,000	507,475
Harsco Corp., 5.75%, 7/31/2027 (z)	1,030,000	1,072,601
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	1,685,000	1,162,650
Novelis Corp., 5.875%, 9/30/2026 (n)	1,745,000	1,766,812
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	775,000	767,250
Steel Dynamics, Inc., 4.125%, 9/15/2025	1,480,000	1,472,600
Steel Dynamics, Inc., 5%, 12/15/2026	1,095,000	1,141,537
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	890,000	868,863
TMS International Corp., 7.25%, 8/15/2025 (n)	1,345,000	1,301,287

		$16,399,743

Midstream – 4.9%
Blue Racer Midstream LLC/Blue
Racer Finance Corp., 6.125%, 11/15/2022 (n)	$720,000	$729,900
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	820,000	826,150
Cheniere Energy Partners LP, 5.25%, 10/01/2025	2,621,000	2,709,459
Cheniere Energy, Inc., 5.875%, 3/31/2025	3,310,000	3,686,512
DCP Midstream Operating LP, 4.95%, 4/01/2022	636,000	659,850

7

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
DCP Midstream Operating LP, 3.875%, 3/15/2023	$1,180,000	$1,188,850
DCP Midstream Operating LP, 5.6%, 4/01/2044	312,000	293,280
Energy Transfer Operating Co., 5.875%, 1/15/2024	1,735,000	1,931,340
EnLink Midstream Partners LP, 4.4%, 4/01/2024	2,275,000	2,300,548
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	716,000	724,055
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	1,365,000	1,383,905
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	545,000	562,713
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,410,000	1,459,350

		$18,455,912

Network & Telecom – 0.2%
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	$850,000	$866,048

Oil Services – 0.7%
Apergy Corp., 6.375%, 5/01/2026	$1,290,000	$1,299,675
Diamond Offshore Drill Co., 5.7%, 10/15/2039	1,540,000	1,031,800
Ensign Drilling, Inc., 9.25%, 4/15/2024 (z)	335,000	329,975

		$2,661,450

Oils – 0.8%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$1,600,000	$1,636,000
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	260,000	269,753
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	1,120,000	1,173,200

		$3,078,953

Pharmaceuticals – 1.3%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	$1,065,000	$1,070,325
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (z)	165,000	166,237
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	820,000	590,400
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	664,000	669,312
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	2,440,000	2,491,777

		$4,988,051

Printing & Publishing – 0.4%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$1,335,000	$1,331,663

Real Estate – Healthcare – 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$1,125,000	$1,172,813

Issuer	Shares/Par	Value ($)
BONDS – continued
Real Estate – Healthcare – continued
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$605,000	$623,150

		$1,795,963

Real Estate – Other – 0.9%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$2,085,000	$2,142,338
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	1,000,000	1,052,500

		$3,194,838

Restaurants – 1.0%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$1,320,000	$1,359,600
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	2,120,000	2,223,329

		$3,582,929

Retailers – 1.2%
DriveTime Automotive Group, Inc./DT
Acceptance Corp., 8%, 6/01/2021 (n)	$915,000	$926,438
EG Global Finance PLC, 6.75%, 2/07/2025 (z)	1,005,000	997,161
L Brands, Inc., 5.25%, 2/01/2028	1,825,000	1,672,156
Party City Holdings, Inc., 6.625%, 8/01/2026 (z)	535,000	518,950
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	580,000	569,096

		$4,683,801

Specialty Chemicals – 0.9%
Koppers, Inc., 6%, 2/15/2025 (n)	$1,235,000	$1,157,812
Univar USA, Inc., 6.75%, 7/15/2023 (n)	2,220,000	2,261,625

		$3,419,437

Specialty Stores – 0.6%
Penske Automotive Group Co., 5.375%, 12/01/2024	$910,000	$935,025
Penske Automotive Group Co., 5.5%, 5/15/2026	935,000	974,738
PetSmart, Inc., 5.875%, 6/01/2025 (z)	270,000	261,900

		$2,171,663

Supermarkets – 0.1%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$380,000	$382,964

Telecommunications – Wireless – 5.5%
Altice France S.A., 6.25%, 5/15/2024 (n)	$292,000	$300,760
Altice France S.A., 8.125%, 2/01/2027 (n)	1,285,000	1,349,250
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	200,000	203,250
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	1,450,000	1,363,906
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	530,000	500,850
SBA Communications Corp., 4%, 10/01/2022	2,125,000	2,154,219

8

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – continued
SBA Communications Corp., 4.875%, 9/01/2024	$1,840,000	$1,895,200
SFR Group S.A., 7.375%, 5/01/2026 (n)	1,340,000	1,373,500
Sprint Corp., 7.875%, 9/15/2023	1,865,000	2,025,856
Sprint Corp., 7.125%, 6/15/2024	3,115,000	3,302,834
Sprint Nextel Corp., 6%, 11/15/2022	1,005,000	1,047,713
T-Mobile USA, Inc., 6.5%, 1/15/2024	630,000	652,050
T-Mobile USA, Inc., 5.125%, 4/15/2025	1,190,000	1,238,528
T-Mobile USA, Inc., 6.5%, 1/15/2026	965,000	1,043,223
T-Mobile USA, Inc., 5.375%, 4/15/2027	1,980,000	2,118,600

		$20,569,739

Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$715,000	$731,088
Level 3 Financing, Inc., 5.375%, 5/01/2025	1,640,000	1,693,300

		$2,424,388

Utilities – Electric Power – 2.5%
Calpine Corp., 5.75%, 1/15/2025	$270,000	$267,975
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	2,850,000	2,892,750
Covanta Holding Corp., 5.875%, 3/01/2024	1,040,000	1,071,200
Covanta Holding Corp., 6%, 1/01/2027	350,000	365,750
Drax Finco PLC, 6.625%, 11/01/2025 (n)	1,020,000	1,042,511
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	2,175,000	2,186,528
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	640,000	632,000
NextEra Energy, Inc., 4.25%, 7/15/2024 (z)	768,000	772,815

		$9,231,529

Total Bonds (Identified Cost, $358,063,964)		$361,129,514

FLOATING RATE LOANS (r) – 0.8%
Broadcasting – 0.1%
Warner Music Group, Term Loan F, 4.527%, 11/01/2023	$319,000	$314,436

Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 5.152%, 4/01/2024	$377,121	$374,555

Entertainment – 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 4.187%, 10/31/2023	$488,254	$486,728

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (r) – continued
Food & Beverages – 0.1%
U.S. Foods, Inc., Term Loan B, 4.402%, 6/27/2023	$316,553	$314,235

Medical & Health Technology & Services – 0.2%
DaVita, Inc., Term Loan B, 5.135%, 6/24/2021	$960,881	$959,380

Oil Services – 0.2%
Apergy Corp., Term Loan B, 4.937%, 5/09/2025	$614,698	$612,137

Total Floating Rate Loans (Identified Cost, $3,034,393)		$3,061,471

COMMON STOCKS – 0.3%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)	147,380	$253,761

Oil Services – 0.2%
LTRI Holdings LP (a)(u)	1,115	$991,703

Total Common Stocks (Identified Cost, $663,681)		$1,245,464

CONVERTIBLE BONDS – 0.1%
Cable TV – 0.1%
DISH Network Corp., 3.375%, 8/15/2026 (Identified Cost, $516,549)	$570,000	$554,145

	Strike Price	First Exercise
WARRANTS – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	670	$335
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	670	84

Total Warrants (Identified Cost, $0)				$419

INVESTMENT COMPANIES (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $7,793,246)			7,793,245	$7,794,024

OTHER ASSETS, LESS LIABILITIES – 0.8%				2,833,891

NET ASSETS – 100.0%				$376,618,928

9

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $7,794,024 and $365,991,013, respectively.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $212,871,653, representing 56.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value

Allied Universal Holdco LLC, 9.75%, 7/15/2027	6/27/19	$813,788	$821,906

Avation Capital S.A., 6.5%, 5/15/2021	6/13/19	648,700	649,288

BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027	6/13/19	540,000	546,750

CWCapital Cobalt Ltd., CDO, “F”, FLR, 3.886% (0% cash or 3.886% PIK), (LIBOR - 3 mo. + 1.3%), 4/26/2050	4/12/06	1,106,654	121

Eagle Holding Co. II LLC, 7.75%, 5/15/2022	5/07/19	163,415	166,237

EG Global Finance PLC, 6.75%, 2/07/2025	5/02/19	1,006,137	997,161

Ensign Drilling, Inc., 9.25%, 4/15/2024	5/03/19-6/06/19	328,721	329,975

Garda World Security Corp., 8.75%, 5/15/2025	5/14/19-6/21/19	213,711	217,250

Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023	6/04/19-6/17/19	494,448	507,475

Harsco Corp., 5.75%, 7/31/2027	6/12/19-6/18/19	1,048,218	1,072,601

iHeartCommunications, Inc., 6.375%, 5/01/2026	6/05/19	282,736	286,538

Live Nation Entertainment, Inc., 4.875%, 11/01/2024	4/10/19-4/12/19	555,944	560,669

Mattel, Inc., 6.75%, 12/31/2025	6/05/19	269,331	277,763

MPH Acquisition Holdings LLC, 7.125%, 6/01/2024	3/20/19-4/02/19	977,277	918,946

Netflix, Inc., 3.875%, 11/15/2029	4/24/19-4/29/19	1,348,093	1,478,141

Nexstar Escrow Corp., 5.625%, 7/15/2027	6/19/19-6/21/19	641,906	644,962

NextEra Energy, Inc., 4.25%, 7/15/2024	6/24/19	768,000	772,815

Party City Holdings, Inc., 6.625%, 8/01/2026	5/09/19-6/05/19	529,221	518,950

PetSmart, Inc., 5.875%, 6/01/2025	6/05/19	258,295	261,900

Sirius XM Holdings, Inc., 4.625%, 7/15/2024	6/18/19-6/19/19	2,212,294	2,256,332

Team Health Holdings to Team Health, Inc., 6.375%, 2/01/2025	5/15/19-5/23/19	268,830	240,975

Total Restricted Securities			$13,526,755

% of Net assets			3.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

10

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 6/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	531,478	USD	597,157	UBS AG	7/12/2019	$7,697

Liability Derivatives
USD	285,670	EUR	255,000	Citibank N.A.	7/12/2019	$(4,535)
USD	2,855,311	EUR	2,513,390	Merrill Lynch International	7/12/2019	(5,076)
USD	1,070,370	EUR	954,143	UBS AG	7/12/2019	(15,503)

						$(25,114)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	6	$917,230	September - 2019	$(3,903)
U.S. Treasury Note 10 yr	Short	USD	51	6,526,406	September - 2019	(97,802)
U.S. Treasury Note 5 yr	Short	USD	82	9,688,813	September - 2019	(108,020)

						$(209,725)

At June 30, 2019, the fund had cash collateral of $115,344 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

11

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $362,278,587)	$365,991,013
Investments in affiliated issuers, at value (identified cost, $7,793,246)	7,794,024
Cash	65,285
Deposits with brokers for
Futures contracts	115,344
Receivables for
Forward foreign currency exchange contracts	7,697
Investments sold	1,734,312
Fund shares sold	10,983
Interest	5,472,613
Other assets	1,318
Total assets	$381,192,589

Liabilities
Payables for
Forward foreign currency exchange contracts	$25,114
Net daily variation margin on open futures contracts	2,059
Investments purchased	4,105,580
Fund shares reacquired	303,807
Payable to affiliates
Investment adviser	10,858
Administrative services fee	667
Shareholder servicing costs	58
Distribution and/or service fees	1,245
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	124,173
Total liabilities	$4,573,661
Net assets	$376,618,928

Net assets consist of
Paid-in capital	$386,871,177
Total distributable earnings (loss)	(10,252,249)
Net assets	$376,618,928
Shares of beneficial interest outstanding	65,011,986

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$331,224,001	57,084,218	$5.80
Service Class	45,394,927	7,927,768	5.73

See Notes to Financial Statements

12

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Interest	$10,498,529
Dividends from affiliated issuers	110,485
Other	21,464
Total investment income	$10,630,478
Expenses
Management fee	$1,305,190
Distribution and/or service fees	56,801
Shareholder servicing costs	4,947
Administrative services fee	31,366
Independent Trustees’ compensation	5,996
Custodian fee	12,870
Shareholder communications	27,221
Audit and tax fees	39,713
Legal fees	2,019
Miscellaneous	22,841
Total expenses	$1,508,964
Reduction of expenses by investment adviser	(107,368)
Net expenses	$1,401,596
Net investment income (loss)	$9,228,882

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,205,862)
Affiliated issuers	247
Futures contracts	(429,968)
Forward foreign currency exchange contracts	94,726
Foreign currency	70
Net realized gain (loss)	$(4,540,787)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$30,571,128
Affiliated issuers	1,738
Futures contracts	(53,598)
Forward foreign currency exchange contracts	(41,324)
Translation of assets and liabilities in foreign currencies	186
Net unrealized gain (loss)	$30,478,130
Net realized and unrealized gain (loss)	$25,937,343
Change in net assets from operations	$35,166,225

See Notes to Financial Statements

13

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$9,228,882	$20,091,721
Net realized gain (loss)	(4,540,787)	(3,788,533)
Net unrealized gain (loss)	30,478,130	(28,224,537)
Change in net assets from operations	$35,166,225	$(11,921,349)
Total distributions to shareholders	$—	$(22,864,139)
Change in net assets from fund share transactions	$(23,923,108)	$(42,731,313)
Total change in net assets	$11,243,117	$(77,516,801)

Net assets
At beginning of period	365,375,811	442,892,612
At end of period	$376,618,928	$365,375,811

See Notes to Financial Statements

14

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$5.28		$5.77	$5.78	$5.43		$6.11	$6.28

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.28	$0.28	$0.32	(c)	$0.33	$0.35
Net realized and unrealized gain (loss)	0.38		(0.45)	0.10	0.42		(0.57)	(0.17)
Total from investment operations	$0.52		$(0.17)	$0.38	$0.74		$(0.24)	$0.18

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.39)	$(0.39)		$(0.44)	$(0.35)
Net asset value, end of period (x)	$5.80		$5.28	$5.77	$5.78		$5.43	$6.11
Total return (%) (k)(r)(s)(x)	9.85	(n)	(3.08)	6.69	13.82	(c)	(4.22)	2.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.77	0.78	0.76	(c)	0.77	0.77
Expenses after expense reductions (f)	0.72	(a)	0.72	0.72	0.70	(c)	0.72	0.74
Net investment income (loss)	4.98	(a)	4.91	4.78	5.60	(c)	5.43	5.44
Portfolio turnover	31	(n)	40	49	41		33	43
Net assets at end of period (000 omitted)	$331,224		$320,380	$384,393	$404,118		$419,474	$514,089

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$5.22		$5.70	$5.72	$5.37		$6.04	$6.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.26	$0.26	$0.30	(c)	$0.31	$0.33
Net realized and unrealized gain (loss)	0.38		(0.43)	0.10	0.43		(0.56)	(0.16)
Total from investment operations	$0.51		$(0.17)	$0.36	$0.73		$(0.25)	$0.17

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.38)	$(0.38)		$(0.42)	$(0.34)
Net asset value, end of period (x)	$5.73		$5.22	$5.70	$5.72		$5.37	$6.04
Total return (%) (k)(r)(s)(x)	9.77	(n)	(3.24)	6.31	13.64	(c)	(4.42)	2.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.02	1.03	1.02	(c)	1.02	1.02
Expenses after expense reductions (f)	0.97	(a)	0.97	0.97	0.95	(c)	0.97	0.99
Net investment income (loss)	4.73	(a)	4.66	4.54	5.36	(c)	5.18	5.19
Portfolio turnover	31	(n)	40	49	41		33	43
Net assets at end of period (000 omitted)	$45,395		$44,995	$58,499	$69,189		$71,421	$84,272

See Notes to Financial Statements

15

MFS High Yield Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

16

MFS High Yield Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that increased the beginning of period cost of investments and decreased the unrealized appreciation on investments by $253,952. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality,

17

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$254,180	$991,703	$1,245,883
U.S. Corporate Bonds	—	307,180,074	—	307,180,074
Asset-Backed Securities (including CDOs)	—	121	—	121
Foreign Bonds	—	54,503,464	—	54,503,464
Floating Rate Loans	—	3,061,471	—	3,061,471
Mutual Funds	7,794,024	—	—	7,794,024
Total	$7,794,024	$364,999,310	$991,703	$373,785,037

Other Financial Instruments
Futures Contracts – Liabilities	$(209,725)	$—	$—	$(209,725)
Forward Foreign Currency Exchange Contracts – Assets	—	7,697	—	7,697
Forward Foreign Currency Exchange Contracts – Liabilities	—	(25,114)	—	(25,114)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/18	$991,703
Change in unrealized appreciation or depreciation	0
Balance as of 6/30/19	$991,703

The net change in unrealized appreciation or depreciation from investments held as level 3 at June 30, 2019 is $0. At June 30, 2019, the fund held one level 3 security.

18

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(209,725)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	7,697	(25,114)
Total		$7,697	$(234,839)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(429,968)	$—
Foreign Exchange	—	94,726
Total	$(429,968)	$94,726

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(53,598)	$—
Foreign Exchange	—	(41,324)
Total	$(53,598)	$(41,324)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one

19

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments –The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

20

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$22,864,139

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$371,619,570
Gross appreciation	7,529,872
Gross depreciation	(5,364,405)
Net unrealized appreciation (depreciation)	$2,165,467

As of 12/31/18
Undistributed ordinary income	20,864,558
Capital loss carryforwards	(37,990,618)
Other temporary differences	249
Net unrealized appreciation (depreciation)	(28,292,663)

21

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,274,958)
Long-Term	(36,715,660)
Total	$(37,990,618)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$20,085,625
Service Class	—	2,778,514
Total	$—	$22,864,139

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.70%
In excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $18,028, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, this reduction amounted to $89,340, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $4,627, which equated to 0.0025% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $320.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The

22

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $442 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $110,723,690 and $123,608,148, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,184,705	$6,648,545	2,683,377	$15,262,881
Service Class	142,091	789,568	318,476	1,796,833
	1,326,796	$7,438,113	3,001,853	$17,059,714

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,658,584	$20,085,625
Service Class	—	—	511,697	2,778,514
	—	$—	4,170,281	$22,864,139

Shares reacquired
Initial Class	(4,772,435)	$(26,711,053)	(12,326,049)	$(68,941,144)
Service Class	(838,147)	(4,650,168)	(2,472,313)	(13,714,022)
	(5,610,582)	$(31,361,221)	(14,798,362)	$(82,655,166)

Net change
Initial Class	(3,587,730)	$(20,062,508)	(5,984,088)	$(33,592,638)
Service Class	(696,056)	(3,860,600)	(1,642,140)	(9,138,675)
	(4,283,786)	$(23,923,108)	(7,626,228)	$(42,731,313)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 19%, 6%, and 5%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary

23

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $1,181 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,625,650	$49,153,166	$50,986,777	$247	$1,738	$7,794,024

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$110,485	$—

24

MFS High Yield Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

25

Semiannual Report

June 30, 2019

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

FCI-SEM

MFS® International Growth Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS International Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	5.1%
Roche Holding AG	4.2%
SAP AG	3.8%
AIA Group Ltd.	3.8%
LVMH Moet Hennessy Louis Vuitton SE	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
L’Oréal	2.8%
Danone S.A.	2.5%
Linde PLC	2.5%
Pernod Ricard S.A.	2.4%

GICS equity sectors (g)
Consumer Staples	20.7%
Information Technology	14.2%
Industrials	14.2%
Health Care	13.3%
Financials	12.0%
Consumer Discretionary	10.7%
Materials	8.9%
Communication Services	3.2%
Energy	1.2%
Utilities	0.6%

Issuer country weightings (x)
France	18.7%
Switzerland	14.3%
United Kingdom	11.2%
Germany	10.1%
Japan	8.2%
United States	6.6%
India	4.3%
China	3.9%
Hong Kong	3.8%
Other Countries	18.9%

Currency exposure weightings (y)
Euro	34.5%
Swiss Franc	14.3%
British Pound Sterling	11.8%
Japanese Yen	8.2%
United States Dollar	7.6%
Hong Kong Dollar	4.9%
Indian Rupee	4.3%
Taiwan Dollar	3.0%
Chinese Renminbi	2.4%
Other Currencies	9.0%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS International Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.88%	$1,000.00	$1,181.53	$4.76
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$1,180.24	$6.11
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS International Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 1.3%
Rolls-Royce Holdings PLC	181,312	$1,935,080

Airlines – 0.3%
Japan Airport Terminal Co. Ltd.	9,600	$409,145

Alcoholic Beverages – 5.7%
Ambev S.A., ADR	154,051	$719,418
China Resources Beer Holdings Co. Ltd.	154,000	731,390
Diageo PLC	76,105	3,270,619
Pernod Ricard S.A.	19,175	3,533,321

		$8,254,748

Apparel Manufacturers – 5.3%
Burberry Group PLC	39,625	$936,991
Kering S.A.	3,341	1,975,887
LVMH Moet Hennessy Louis Vuitton SE	11,102	4,725,195

		$7,638,073

Broadcasting – 0.8%
WPP PLC	87,032	$1,094,431

Business Services – 6.2%
Accenture PLC, “A”	12,665	$2,340,112
Brenntag AG	20,884	1,028,491
Compass Group PLC	56,686	1,358,420
Experian PLC	75,210	2,277,027
Infosys Technologies Ltd., ADR	106,045	1,134,682
Intertek Group PLC	12,427	868,307

		$9,007,039

Computer Software – 4.6%
OBIC Co. Ltd.	9,300	$1,052,358
SAP AG	40,350	5,540,710

		$6,593,068

Computer Software – Systems – 3.6%
Amadeus IT Group S.A.	19,249	$1,524,721
Hitachi Ltd.	64,900	2,377,128
NICE Systems Ltd., ADR (a)	9,062	1,241,494

		$5,143,343

Construction – 0.7%
Toto Ltd.	27,100	$1,069,522

Consumer Products – 5.6%
Kao Corp.	14,800	$1,127,005
L’Oréal	14,344	4,085,796
Reckitt Benckiser Group PLC	36,062	2,845,820

		$8,058,621

Consumer Services – 0.4%
51job, Inc., ADR (a)	7,915	$597,582

Containers – 0.6%
Brambles Ltd.	92,839	$839,488

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 4.1%
Legrand S.A.	10,489	$766,909
Mettler-Toledo International, Inc. (a)	1,304	1,095,360
Prysmian S.p.A.	44,776	924,104
Schneider Electric S.A.	34,192	3,101,047

		$5,887,420

Electronics – 3.7%
Mellanox Technologies Ltd. (a)	9,352	$1,034,986
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	110,471	4,327,149

		$5,362,135

Energy – Independent – 1.2%
Caltex Australia Ltd.	28,115	$488,519
Oil Search Ltd.	262,323	1,302,038

		$1,790,557

Food & Beverages – 7.6%
Danone S.A.	43,207	$3,660,236
Nestle S.A.	71,402	7,391,811

		$11,052,047

Gaming & Lodging – 0.6%
Flutter Entertainment PLC	11,308	$851,296

Insurance – 3.8%
AIA Group Ltd.	508,800	$5,487,461

Internet – 2.8%
Alibaba Group Holding Ltd., ADR (a)	5,769	$977,557
Baidu, Inc., ADR (a)	15,792	1,853,349
NAVER Corp.	11,655	1,150,713

		$3,981,619

Leisure & Toys – 0.6%
BANDAI NAMCO Holdings, Inc.	17,800	$863,461

Machinery & Tools – 1.8%
GEA Group AG	42,682	$1,213,343
Ritchie Bros. Auctioneers, Inc.	42,341	1,408,079

		$2,621,422

Major Banks – 1.2%
UBS AG	140,750	$1,672,506

Medical & Health Technology & Services – 1.5%
Alcon, Inc. (a)	7,046	$435,088
Fresenius Medical Care AG & Co. KGaA	22,046	1,730,730

		$2,165,818

Medical Equipment – 4.1%
EssilorLuxottica	21,881	$2,855,082
QIAGEN N.V. (a)	31,956	1,296,874
Terumo Corp.	57,900	1,723,869

		$5,875,825

4

MFS International Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Metals & Mining – 0.3%
Grupo Mexico S.A.B. de C.V., “B”	157,534	$418,340

Natural Gas – Distribution – 0.5%
China Resources Gas Group Ltd.	158,000	$783,760

Other Banks & Diversified Financials – 7.1%
Aeon Financial Service Co. Ltd.	59,500	$957,497
Credicorp Ltd.	4,092	936,700
DBS Group Holdings Ltd.	104,700	2,008,878
Element Fleet Management Corp.	70,496	514,636
Grupo Financiero Banorte S.A. de C.V.	227,271	1,318,601
HDFC Bank Ltd.	91,661	3,245,034
Julius Baer Group Ltd.	18,574	826,906
Komercni Banka A.S.	10,061	400,895

		$10,209,147

Pharmaceuticals – 8.9%
Bayer AG	33,972	$2,354,086
Novartis AG	35,230	3,219,131
Novo Nordisk A.S., “B”	24,464	1,246,651
Roche Holding AG	21,436	6,030,934

		$12,850,802

Railroad & Shipping – 2.8%
Adani Ports and Special Economic Zone Ltd.	101,971	$605,969
Canadian National Railway Co.	37,167	3,437,204

		$4,043,173

Restaurants – 0.5%
Yum China Holdings, Inc.	14,144	$653,453

Specialty Chemicals – 8.6%
Akzo Nobel N.V.	24,863	$2,336,375
Croda International PLC	20,096	1,306,670
Kansai Paint Co. Ltd.	23,700	496,576
L’Air Liquide S.A.	16,588	2,320,996
Linde PLC	17,659	3,547,141
Sika AG	6,284	1,072,438
Symrise AG	14,400	1,385,916

		$12,466,112

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 0.2%
Just Eat PLC (a)	34,805	$276,254

Telecommunications – Wireless – 0.3%
SoftBank Corp.	10,300	$493,433

Tobacco – 1.7%
ITC Ltd.	304,995	$1,209,994
Japan Tobacco, Inc.	58,400	1,288,901

		$2,498,895

Total Common Stocks (Identified Cost, $88,520,837)		$142,945,076

INVESTMENT COMPANIES (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $209,751)	209,771	$209,792

OTHER ASSETS, LESS LIABILITIES – 0.9%		1,311,905

NET ASSETS – 100.0%		$144,466,773

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $209,792 and $142,945,076, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

5

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $88,520,837)	$142,945,076
Investments in affiliated issuers, at value (identified cost, $209,751)	209,792
Cash	28,209
Foreign currency, at value (identified cost, $7,701)	7,699
Receivables for
Investments sold	694,610
Fund shares sold	63,154
Dividends	911,135
Receivable from investment adviser	6,831
Other assets	651
Total assets	$144,867,157

Liabilities
Payables for
Investments purchased	$44,117
Fund shares reacquired	221,078
Payable to affiliates
Administrative services fee	328
Shareholder servicing costs	27
Distribution and/or service fees	860
Payable for independent Trustees’ compensation	100
Deferred country tax expense payable	44,954
Accrued expenses and other liabilities	88,920
Total liabilities	$400,384
Net assets	$144,466,773

Net assets consist of
Paid-in capital	$71,582,849
Total distributable earnings (loss)	72,883,924
Net assets	$144,466,773
Shares of beneficial interest outstanding	9,592,236

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$112,912,632	7,479,223	$15.10
Service Class	31,554,141	2,113,013	14.93

See Notes to Financial Statements

6

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$2,931,512
Dividends from affiliated issuers	8,816
Other	22
Foreign taxes withheld	(269,949)
Total investment income	$2,670,401
Expenses
Management fee	$630,963
Distribution and/or service fees	36,870
Shareholder servicing costs	1,998
Administrative services fee	15,025
Independent Trustees’ compensation	3,002
Custodian fee	28,606
Shareholder communications	5,352
Audit and tax fees	33,274
Legal fees	694
Miscellaneous	13,335
Total expenses	$769,119
Reduction of expenses by investment adviser	(114,218)
Net expenses	$654,901
Net investment income (loss)	$2,015,500

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$759,628
Affiliated issuers	39
Foreign currency	(5,703)
Net realized gain (loss)	$753,964
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $43,910 increase in deferred country tax)	$20,649,252
Affiliated issuers	41
Translation of assets and liabilities in foreign currencies	4,960
Net unrealized gain (loss)	$20,654,253
Net realized and unrealized gain (loss)	$21,408,217
Change in net assets from operations	$23,423,717

See Notes to Financial Statements

7

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$2,015,500	$1,668,996
Net realized gain (loss)	753,964	15,697,610
Net unrealized gain (loss)	20,654,253	(30,584,499)
Change in net assets from operations	$23,423,717	$(13,217,893)
Total distributions to shareholders	$—	$(14,569,147)
Change in net assets from fund share transactions	$(12,109,038)	$804,364
Total change in net assets	$11,314,679	$(26,982,676)

Net assets
At beginning of period	133,152,094	160,134,770
At end of period	$144,466,773	$133,152,094

See Notes to Financial Statements

8

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15		12/31/14

	(unaudited)

Net asset value, beginning of period	$12.78		$15.50	$12.13	$12.57		$13.29		$14.77

Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.17	$0.14	$0.17	(c)	$0.13		$0.21
Net realized and unrealized gain (loss)	2.11		(1.38)	3.77	0.19		(0.11	)(g)	(0.90)
Total from investment operations	$2.32		$(1.21)	$3.91	$0.36		$0.02		$(0.69)

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.20)	$(0.15)		$(0.22)		$(0.13)
From net realized gain	—		(1.35)	(0.34)	(0.65)		(0.52)		(0.66)
Total distributions declared to shareholders	$—		$(1.51)	$(0.54)	$(0.80)		$(0.74)		$(0.79)
Net asset value, end of period (x)	$15.10		$12.78	$15.50	$12.13		$12.57		$13.29
Total return (%) (k)(r)(s)(x)	18.15	(n)	(9.02)	32.64	2.49	(c)	0.32		(4.98)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.05	1.05	0.91	(c)	1.03		1.02
Expenses after expense reductions (f)	0.88	(a)	0.97	1.05	0.91	(c)	1.03		1.01
Net investment income (loss)	2.92	(a)(l)	1.16	0.96	1.33	(c)	0.99		1.44
Portfolio turnover	3	(n)	18	10	15		22		22
Net assets at end of period (000 omitted)	$112,913		$105,919	$130,591	$126,668		$138,482		$164,724

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15		12/31/14

	(unaudited)

Net asset value, beginning of period	$12.65		$15.37	$12.03	$12.48		$13.19		$14.66

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.13	$0.10	$0.13	(c)	$0.10		$0.17
Net realized and unrealized gain (loss)	2.09		(1.38)	3.74	0.18		(0.11	)(g)	(0.88)
Total from investment operations	$2.28		$(1.25)	$3.84	$0.31		$(0.01)		$(0.71)

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.16)	$(0.11)		$(0.18)		$(0.10)
From net realized gain	—		(1.35)	(0.34)	(0.65)		(0.52)		(0.66)
Total distributions declared to shareholders	$—		$(1.47)	$(0.50)	$(0.76)		$(0.70)		$(0.76)
Net asset value, end of period (x)	$14.93		$12.65	$15.37	$12.03		$12.48		$13.19
Total return (%) (k)(r)(s)(x)	18.02	(n)	(9.30)	32.35	2.15	(c)	0.10		(5.19)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.30	1.30	1.16	(c)	1.28		1.27
Expenses after expense reductions (f)	1.13	(a)	1.22	1.30	1.16	(c)	1.28		1.26
Net investment income (loss)	2.69	(a)(l)	0.87	0.70	1.08	(c)	0.72		1.19
Portfolio turnover	3	(n)	18	10	15		22		22
Net assets at end of period (000 omitted)	$31,554		$27,233	$29,544	$25,277		$26,144		$30,365

See Notes to Financial Statements

9

MFS International Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS International Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the

11

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$142,945,076	$—	$—	$142,945,076
Mutual Funds	209,792	—	—	209,792
Total	$143,154,868	$—	$—	$143,154,868

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the

12

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$2,194,070
Long-term capital gains	12,375,077
Total distributions	$14,569,147

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$90,047,506
Gross appreciation	57,721,007
Gross depreciation	(4,613,645)
Net unrealized appreciation (depreciation)	$53,107,362

As of 12/31/18

Undistributed ordinary income	1,866,096
Undistributed long-term capital gain	15,187,168
Other temporary differences	(7,216)
Net unrealized appreciation (depreciation)	32,414,159

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$1,206,626	$—	$10,382,224
Service Class	—	248,418	—	2,731,879
Total	$—	$1,455,044	$—	$13,114,103

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $6,772, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, this reduction amounted to $107,446, which is included in the reduction of total expenses in the Statement of Operations.

13

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $1,883, which equated to 0.0027% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $115.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0214% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $166 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $3,549 and $249,480, respectively. The sales transactions resulted in net realized gains (losses) of $15,401.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $4,498,939 and $15,051,854, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	90,303	$1,271,831	214,354	$3,094,484
Service Class	209,079	2,955,555	512,468	7,721,161
	299,382	$4,227,386	726,822	$10,815,645

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	792,671	$11,588,850
Service Class	—	—	205,680	2,980,297
	—	$—	998,351	$14,569,147

14

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(901,561)	$(12,840,022)	(1,142,698)	$(17,486,023)
Service Class	(248,312)	(3,496,402)	(488,312)	(7,094,405)
	(1,149,873)	$(16,336,424)	(1,631,010)	$(24,580,428)

Net change
Initial Class	(811,258)	$(11,568,191)	(135,673)	$(2,802,689)
Service Class	(39,233)	(540,847)	229,836	3,607,053
	(850,491)	$(12,109,038)	94,163	$804,364

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 30%, 12%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $418 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$468,227	$10,719,384	$10,977,899	$39	$41	$209,792

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$8,816	$—

15

MFS International Growth Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2019

MFS® International Intrinsic Value Portfolio

(formerly MFS® International Value Portfolio)

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

FCG-SEM

MFS® International Intrinsic Value Portfolio

(formerly MFS® International Value Portfolio)

Note to Contract Owners: Effective June 1, 2019, the fund’s name changed from MFS International Value Portfolio to MFS International Intrinsic Value Portfolio.

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Intrinsic Value Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS International Intrinsic Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	5.3%
Givaudan S.A.	3.5%
Cadence Design Systems, Inc.	3.4%
Pernod Ricard S.A.	2.8%
Diageo PLC	2.7%
Henkel AG & Co. KGaA	2.3%
Amadeus IT Group S.A.	2.3%
Reckitt Benckiser Group PLC	2.2%
Colgate-Palmolive Co.	2.2%
Kao Corp.	2.2%

GICS equity sectors (g)
Consumer Staples	31.1%
Information Technology	23.9%
Industrials	18.1%
Materials	6.4%
Real Estate	4.4%
Health Care	4.2%
Financials	4.1%
Consumer Discretionary	3.6%
Communication Services	0.7%
Energy	0.4%

Issuer country weightings (x)
Japan	19.1%
United States	15.3%
United Kingdom	14.5%
France	13.6%
Switzerland	13.3%
Germany	11.5%
Spain	2.3%
Taiwan	1.8%
Netherlands	1.8%
Other Countries	6.8%

Currency exposure weightings (y)
Euro	31.6%
United States Dollar	19.6%
Japanese Yen	15.5%
British Pound Sterling	14.0%
Swiss Franc	13.3%
Taiwan Dollar	1.8%
Canadian Dollar	1.6%
South Korean Won	0.8%
Australian Dollar	0.7%
Other Currencies	1.1%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS International Intrinsic Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.90%	$1,000.00	$1,170.66	$4.84
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,169.11	$6.18
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS International Intrinsic Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 94.6%
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	104,841	$6,724,502

Alcoholic Beverages – 7.3%
Diageo PLC	811,751	$34,885,069
Heineken N.V.	212,225	23,683,251
Pernod Ricard S.A.	200,264	36,902,063

		$95,470,383

Apparel Manufacturers – 1.1%
Compagnie Financiere Richemont S.A.	109,453	$9,288,144
LVMH Moet Hennessy Louis Vuitton SE	11,424	4,862,244

		$14,150,388

Automotive – 0.3%
USS Co. Ltd.	183,700	$3,617,262

Biotechnology – 0.2%
Novozymes A/S	64,499	$3,007,723

Brokerage & Asset Managers – 0.3%
Euronext N.V.	47,451	$3,590,808

Business Services – 9.7%
Brenntag AG	150,636	$7,418,493
Compass Group PLC	1,041,642	24,961,850
Experian PLC	458,066	13,868,219
Intertek Group PLC	187,009	13,066,807
Nomura Research Institute Ltd.	852,900	13,661,905
Rentokil Initial PLC	618,534	3,122,390
Secom Co. Ltd.	185,900	15,990,693
SGS S.A.	7,566	19,275,397
Sohgo Security Services Co. Ltd.	127,000	5,854,380
Thomson Reuters Corp.	153,115	9,877,557

		$127,097,691

Chemicals – 3.5%
Givaudan S.A.	16,239	$45,845,814

Computer Software – 9.4%
ANSYS, Inc. (a)	109,968	$22,523,646
Cadence Design Systems, Inc. (a)	629,319	44,562,078
Check Point Software Technologies Ltd. (a)	43,986	5,085,222
Dassault Systems S.A.	137,907	22,001,014
OBIC Co. Ltd.	142,000	16,068,265
SAP AG	78,095	10,723,710
Wisetech Global Ltd.	108,805	2,116,671

		$123,080,606

Computer Software – Systems – 2.5%
Amadeus IT Group S.A.	377,636	$29,912,698
Descartes Systems Group, Inc. (a)	67,618	2,501,693

		$32,414,391

Construction – 0.4%
Geberit AG	12,092	$5,648,384

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 9.5%
Colgate-Palmolive Co.	398,747	$28,578,198
Kao Corp.	375,200	28,571,089
KOSE Corp.	23,200	3,888,364
L’Oréal	95,438	27,184,903
Reckitt Benckiser Group PLC	368,927	29,113,745
ROHTO Pharmaceutical Co. Ltd.	261,800	7,100,155

		$124,436,454

Containers – 0.6%
Brambles Ltd.	815,910	$7,377,788

Electrical Equipment – 6.8%
IMI PLC	889,692	$11,727,986
Legrand S.A.	304,481	22,262,293
OMRON Corp.	250,600	13,062,858
Schneider Electric S.A.	312,625	28,353,559
Spectris PLC	234,933	8,586,599
Yokogawa Electric Corp.	257,100	5,036,360

		$89,029,655

Electronics – 8.8%
Analog Devices, Inc.	234,412	$26,458,083
DISCO Corp.	16,300	2,672,949
Halma PLC	525,916	13,491,311
Hirose Electric Co. Ltd.	115,300	12,854,482
Infineon Technologies AG	630,726	11,152,439
Samsung Electronics Co. Ltd.	264,645	10,772,368
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR	614,947	24,087,474
Texas Instruments, Inc.	120,866	13,870,582

		$115,359,688

Engineering – Construction – 0.1%
Wartsila Corp.	139,344	$2,021,005

Food & Beverages – 11.5%
Chocoladefabriken Lindt & Sprungli AG	187	$1,361,027
Danone S.A.	336,200	28,480,834
Ezaki Glico Co. Ltd.	25,100	1,117,470
ITO EN Ltd.	334,000	15,551,454
Kerry Group PLC	140,042	16,720,387
Nestle S.A.	667,771	69,130,237
Nissan Foods Holdings Co. Ltd.	51,800	3,334,341
Toyo Suisan Kaisha Ltd.	369,200	15,204,267

		$150,900,017

Insurance – 1.3%
Fairfax Financial Holdings Ltd.	17,067	$8,376,912
Hiscox Ltd.	395,142	8,490,630

		$16,867,542

Internet – 0.2%
Wix.com Ltd. (a)	18,224	$2,589,630

4

MFS International Intrinsic Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – 4.5%
GEA Group AG	297,386	$8,453,942
Misumi Group, Inc.	213,200	5,343,100
Nordson Corp.	85,237	12,044,840
Schindler Holding AG	23,625	5,258,874
SMC Corp.	24,000	8,941,984
Spirax Sarco Engineering PLC	165,106	19,258,764

		$59,301,504

Major Banks – 1.3%
Svenska Handelsbanken AB, “A”	764,436	$7,563,563
UBS AG	751,592	8,931,026

		$16,494,589

Medical Equipment – 2.5%
Dentsply Sirona, Inc.	118,621	$6,922,722
EssilorLuxottica	33,339	4,350,147
Nihon Kohden Corp.	367,000	9,932,811
Terumo Corp.	386,000	11,492,464

		$32,698,144

Oil Services – 0.4%
Core Laboratories N.V.	96,953	$5,068,703

Other Banks & Diversified Financials – 1.2%
Chiba Bank Ltd.	527,900	$2,575,480
Hachijuni Bank Ltd.	517,800	2,108,373
Julius Baer Group Ltd.	75,744	3,372,090
Jyske Bank A.S.	65,741	2,278,448
Mebuki Financial Group, Inc.	872,000	2,272,708
North Pacific Bank Ltd.	776,300	1,843,276
Sydbank A.S.	87,172	1,661,330

		$16,111,705

Pharmaceuticals – 2.6%
Bayer AG	69,522	$4,817,519
Kobayashi Pharmaceutical Co. Ltd.	201,200	14,388,091
Santen Pharmaceutical Co. Ltd.	906,200	15,003,172

		$34,208,782

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Printing & Publishing – 0.5%
RELX Group PLC	251,054	$6,074,877

Real Estate – 4.4%
Deutsche Wohnen SE	567,768	$20,833,805
LEG Immobilien AG	76,640	8,645,018
TAG Immobilien AG	293,149	6,773,464
Vonovia SE	452,999	21,634,420

		$57,886,707

Specialty Chemicals – 2.6%
Croda International PLC	49,103	$3,192,746
Kansai Paint Co. Ltd.	248,200	5,200,425
Sika AG	33,502	5,717,510
Symrise AG	212,480	20,449,958

		$34,560,639

Specialty Stores – 0.0%
Esprit Holdings Ltd. (a)	2,468,795	$470,897

Telecommunications – Wireless – 0.6%
KDDI Corp.	336,100	$8,552,524

Total Common Stocks (Identified Cost, $939,724,432)		$1,240,658,802

PREFERRED STOCKS – 2.3%
Consumer Products – 2.3%
Henkel AG & Co. KGaA (Identified Cost, $37,384,943)	306,678	$29,997,204

INVESTMENT COMPANIES (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $25,999,547)	26,004,641	$26,007,241

OTHER ASSETS, LESS LIABILITIES – 1.1%		15,002,828

NET ASSETS – 100.0%		$1,311,666,075

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $26,007,241 and $1,270,656,006, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

JPY	Japanese Yen

5

MFS International Intrinsic Value Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
JPY	3,458,260,000	USD	31,655,713	BNP Paribas S.A.	8/22/2019	$540,901

Liability Derivatives
USD	3,575,190	JPY	390,183,000	Citibank N.A.	8/22/2019	$(57,438)
USD	37,962,885	JPY	4,135,866,500	Goldman Sachs International	8/22/2019	(542,287)
USD	37,851,185	JPY	4,135,866,500	JPMorgan Chase Bank N.A.	8/22/2019	(653,987)

						$(1,253,712)

At June 30, 2019, the fund had cash collateral of $1,630,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

6

MFS International Intrinsic Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $977,109,375)	$1,270,656,006
Investments in affiliated issuers, at value (identified cost, $25,999,547)	26,007,241
Foreign currency, at value (identified cost, $2,141,747)	2,139,036
Restricted cash for
Forward foreign currency exchange contracts	1,630,000
Receivables for
Forward foreign currency exchange contracts	540,901
Investments sold	9,034,909
Fund shares sold	1,730,049
Interest and dividends	5,627,586
Other assets	3,652
Total assets	$1,317,369,380

Liabilities
Payables for
Forward foreign currency exchange contracts	$1,253,712
Investments purchased	2,896,557
Fund shares reacquired	1,162,347
Payable to affiliates
Investment adviser	113,202
Administrative services fee	2,022
Shareholder servicing costs	157
Distribution and/or service fees	27,068
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	248,140
Total liabilities	$5,703,305
Net assets	$1,311,666,075

Net assets consist of
Paid-in capital	$947,938,457
Total distributable earnings (loss)	363,727,618
Net assets	$1,311,666,075
Shares of beneficial interest outstanding	45,405,473

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$319,915,896	10,923,105	$29.29
Service Class	991,750,179	34,482,368	28.76

See Notes to Financial Statements

7

MFS International Intrinsic Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$18,895,058
Dividends from affiliated issuers	455,695
Income on securities loaned	19,650
Other	206
Foreign taxes withheld	(1,798,848)
Total investment income	$17,571,761
Expenses
Management fee	$5,478,542
Distribution and/or service fees	1,177,329
Shareholder servicing costs	12,215
Administrative services fee	92,416
Independent Trustees’ compensation	15,501
Custodian fee	104,461
Shareholder communications	28,799
Audit and tax fees	29,957
Legal fees	7,849
Miscellaneous	26,541
Total expenses	$6,973,610
Reduction of expenses by investment adviser	(179,221)
Net expenses	$6,794,389
Net investment income (loss)	$10,777,372

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$6,950,162
Affiliated issuers	3,032
Forward foreign currency exchange contracts	1,542,207
Foreign currency	80,930
Net realized gain (loss)	$8,576,331
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$175,373,321
Affiliated issuers	5,186
Forward foreign currency exchange contracts	(1,646,738)
Translation of assets and liabilities in foreign currencies	28,355
Net unrealized gain (loss)	$173,760,124
Net realized and unrealized gain (loss)	$182,336,455
Change in net assets from operations	$193,113,827

See Notes to Financial Statements

8

MFS International Intrinsic Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$10,777,372	$18,761,103
Net realized gain (loss)	8,576,331	331,520,353
Net unrealized gain (loss)	173,760,124	(519,204,339)
Change in net assets from operations	$193,113,827	$(168,922,883)
Total distributions to shareholders	$—	$(42,976,985)
Change in net assets from fund share transactions	$(21,969,787)	$(693,239,677)
Total change in net assets	$171,144,040	$(905,139,545)

Net assets
At beginning of period	1,140,522,035	2,045,661,580
At end of period	$1,311,666,075	$1,140,522,035

See Notes to Financial Statements

9

MFS International Intrinsic Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$25.02		$28.25	$22.57	$22.46		$21.73	$21.86

Income (loss) from investment operations
Net investment income (loss) (d)	$0.26		$0.30	$0.29	$0.32	(c)	$0.30	$0.57
Net realized and unrealized gain (loss)	4.01		(2.91)	5.80	0.64		1.11	(0.27)
Total from investment operations	$4.27		$(2.61)	$6.09	$0.96		$1.41	$0.30

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.39)	$(0.32)		$(0.45)	$(0.43)
From net realized gain	—		(0.31)	(0.02)	(0.53)		(0.23)	—
Total distributions declared to shareholders	$—		$(0.62)	$(0.41)	$(0.85)		$(0.68)	$(0.43)
Net asset value, end of period (x)	$29.29		$25.02	$28.25	$22.57		$22.46	$21.73
Total return (%) (k)(r)(s)(x)	17.07	(n)	(9.49)	27.14	4.05	(c)	6.65	1.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.91	0.91	0.91	(c)	0.93	0.95
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.89	(c)	0.91	0.94
Net investment income (loss)	1.91	(a)	1.08	1.13	1.41	(c)	1.33	2.58
Portfolio turnover	7	(n)	16	10	17		24	22
Net assets at end of period (000 omitted)	$319,916		$282,244	$317,415	$238,192		$230,349	$218,258

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$24.60		$27.80	$22.23	$22.13		$21.44	$21.58

Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.27	$0.23	$0.26	(c)	$0.25	$0.49
Net realized and unrealized gain (loss)	3.93		(2.91)	5.70	0.63		1.07	(0.24)
Total from investment operations	$4.16		$(2.64)	$5.93	$0.89		$1.32	$0.25

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.34)	$(0.26)		$(0.40)	$(0.39)
From net realized gain	—		(0.31)	(0.02)	(0.53)		(0.23)	—
Total distributions declared to shareholders	$—		$(0.56)	$(0.36)	$(0.79)		$(0.63)	$(0.39)
Net asset value, end of period (x)	$28.76		$24.60	$27.80	$22.23		$22.13	$21.44
Total return (%) (k)(r)(s)(x)	16.91	(n)	(9.72)	26.82	3.84	(c)	6.32	1.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.15	1.16	1.16	(c)	1.18	1.20
Expenses after expense reductions (f)	1.15	(a)	1.14	1.15	1.14	(c)	1.16	1.19
Net investment income (loss)	1.67	(a)	0.97	0.89	1.17	(c)	1.10	2.25
Portfolio turnover	7	(n)	16	10	17		24	22
Net assets at end of period (000 omitted)	$991,750		$858,278	$1,728,247	$1,273,735		$1,124,133	$984,842

See Notes to Financial Statements

10

MFS International Intrinsic Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS International Intrinsic Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Intrinsic Value Portfolio (formerly MFS International Value Portfolio) (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

12

MFS International Intrinsic Value Portfolio

Notes to Financial Statements (unaudited) – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,270,656,006	$—	$—	$1,270,656,006
Mutual Funds	26,007,241	—	—	26,007,241
Total	$1,296,663,247	$—	$—	$1,296,663,247

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$540,901	$—	$540,901
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,253,712)	—	(1,253,712)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$540,901	$(1,253,712)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$1,542,207

13

MFS International Intrinsic Value Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(1,646,738)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent

14

MFS International Intrinsic Value Portfolio

Notes to Financial Statements (unaudited) – continued

will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and redemptions in-kind.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$19,511,316
Long-term capital gains	23,465,669
Total distributions	$42,976,985

15

MFS International Intrinsic Value Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$1,009,513,715
Gross appreciation	329,776,641
Gross depreciation	(42,627,109)
Net unrealized appreciation (depreciation)	$287,149,532

As of 12/31/18

Undistributed ordinary income	21,215,624
Undistributed long-term capital gain	37,691,707
Other temporary differences	(64,566)
Net unrealized appreciation (depreciation)	111,771,026

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$3,352,328	$—	$3,375,683
Service Class	—	16,158,988	—	20,089,986
Total	$—	$19,511,316	$—	$23,465,669

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $60,132, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.87% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, this reduction amounted to $119,089, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

16

MFS International Intrinsic Value Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $11,642, which equated to 0.0019% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $573.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $1,476 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $790,033 and $198,244, respectively. The sales transactions resulted in net realized gains (losses) of $37,773.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $80,450,160 and $97,196,264, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	622,978	$17,257,137	1,807,723	$49,642,877
Service Class	2,361,972	63,809,880	9,068,135	246,748,145
	2,984,950	$81,067,017	10,875,858	$296,391,022

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	227,591	$6,449,925
Service Class	—	—	1,299,712	36,248,974
	—	$—	1,527,303	$42,698,899

Shares reacquired
Initial Class	(982,291)	$(27,126,600)	(1,988,524)	$(55,464,604)
Service Class	(2,773,710)	(75,910,204)	(37,642,907)	(976,864,994)
	(3,756,001)	$(103,036,804)	(39,631,431)	$(1,032,329,598)

Net change
Initial Class	(359,313)	$(9,869,463)	46,790	$628,198
Service Class	(411,738)	(12,100,324)	(27,275,060)	(693,867,875)
	(771,051)	$(21,969,787)	(27,228,270)	$(693,239,677)

17

MFS International Intrinsic Value Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.

Effective at the close of business on October 16, 2017, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $3,549 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,696,385	$74,362,081	$83,059,443	$3,032	$5,186	$26,007,241

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$455,695	$—

18

MFS International Intrinsic Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

Semiannual Report

June 30, 2019

MFS® Massachusetts Investors Growth Stock Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

MIS-SEM

MFS® Massachusetts Investors Growth Stock Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	5.5%
Microsoft Corp.	5.1%
Accenture PLC, “A”	3.7%
Visa, Inc., “A”	3.5%
Aon PLC	2.9%
Thermo Fisher Scientific, Inc.	2.7%
Apple, Inc.	2.6%
Texas Instruments, Inc.	2.4%
Comcast Corp., “A”	2.2%
Fidelity National Information Services, Inc.	2.1%

GICS equity sectors (g)
Information Technology	28.7%
Consumer Discretionary	14.9%
Health Care	14.8%
Industrials	9.8%
Communication Services	9.7%
Financials	9.3%
Consumer Staples	7.6%
Materials	4.9%
Energy	0.1%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Massachusetts Investors Growth Stock Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.79%	$1,000.00	$1,243.18	$4.39
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,241.08	$5.78
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.8%
Aerospace – 1.8%
United Technologies Corp.	130,252	$16,958,810

Apparel Manufacturers – 6.1%
Adidas AG	31,991	$9,876,348
LVMH Moet Hennessy Louis Vuitton SE	47,444	20,192,954
NIKE, Inc., “B”	197,642	16,592,046
VF Corp.	121,230	10,589,440

		$57,250,788

Broadcasting – 0.4%
Walt Disney Co.	30,774	$4,297,281

Brokerage & Asset Managers – 4.6%
Blackstone Group LP	411,705	$18,287,936
Charles Schwab Corp.	161,020	6,471,394
CME Group, Inc.	23,337	4,529,945
TD Ameritrade Holding Corp.	276,181	13,786,956

		$43,076,231

Business Services – 12.3%
Accenture PLC, “A”	188,234	$34,779,996
Cognizant Technology Solutions Corp., “A”	234,635	14,873,513
Equifax, Inc.	72,614	9,820,317
Experian PLC	240,987	7,296,024
Fidelity National Information Services, Inc.	165,365	20,286,978
Fiserv, Inc. (a)	180,910	16,491,756
Verisk Analytics, Inc., “A”	86,138	12,615,772

		$116,164,356

Cable TV – 2.2%
Comcast Corp., “A”	482,458	$20,398,324

Chemicals – 1.7%
PPG Industries, Inc.	134,842	$15,737,410

Computer Software – 5.1%
Microsoft Corp.	357,774	$47,927,405

Computer Software – Systems – 2.6%
Apple, Inc.	123,382	$24,419,765

Construction – 1.8%
Sherwin-Williams Co.	36,321	$16,645,551

Consumer Products – 5.8%
Church & Dwight Co., Inc.	64,254	$4,694,397
Colgate-Palmolive Co.	268,904	19,272,350
Estee Lauder Cos., Inc., “A”	80,261	14,696,592
L’Oréal	22,007	6,268,553
Reckitt Benckiser Group PLC	131,218	10,355,022

		$55,286,914

Electrical Equipment – 4.3%
Amphenol Corp., “A”	143,897	$13,805,478
Fortive Corp.	131,847	10,748,168
Mettler-Toledo International, Inc. (a)	19,170	16,102,800

		$40,656,446

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 5.2%
Analog Devices, Inc.	133,777	$15,099,410
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	284,930	11,160,708
Texas Instruments, Inc.	200,550	23,015,118

		$49,275,236

Food & Beverages – 1.7%
PepsiCo, Inc.	125,629	$16,473,731

Gaming & Lodging – 2.7%
Flutter Entertainment PLC	74,858	$5,635,505
Marriott International, Inc., “A”	140,876	19,763,494

		$25,398,999

Health Maintenance Organizations – 0.8%
Cigna Corp.	48,994	$7,719,005

Insurance – 2.9%
Aon PLC	140,798	$27,171,198

Internet – 7.1%
Alibaba Group Holding Ltd., ADR (a)	92,629	$15,695,984
Alphabet, Inc., “A” (a)	47,914	51,881,279

		$67,577,263

Leisure & Toys – 1.6%
Electronic Arts, Inc. (a)	150,344	$15,223,833

Machinery & Tools – 2.0%
Nordson Corp.	132,432	$18,713,966

Medical Equipment – 9.2%
Abbott Laboratories	226,523	$19,050,584
Becton, Dickinson and Co.	58,849	14,830,537
Danaher Corp.	102,113	14,593,990
Thermo Fisher Scientific, Inc.	85,295	25,049,436
Waters Corp. (a)	64,080	13,792,579

		$87,317,126

Oil Services – 0.1%
Schlumberger Ltd.	20,637	$820,114

Other Banks & Diversified Financials – 5.2%
Mastercard, Inc., “A”	61,499	$16,268,330
Visa, Inc., “A”	189,112	32,820,388

		$49,088,718

Pharmaceuticals – 3.0%
Elanco Animal Health, Inc. (a)	450,347	$15,221,728
Eli Lilly & Co.	40,304	4,465,280
Zoetis, Inc.	75,038	8,516,063

		$28,203,071

Printing & Publishing – 1.8%
Moody’s Corp.	89,846	$17,547,822

Railroad & Shipping – 1.8%
Union Pacific Corp.	98,517	$16,660,210

4

MFS Massachusetts Investors Growth Stock Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 2.0%
Starbucks Corp.	230,788	$19,346,958

Specialty Chemicals – 1.5%
Ecolab, Inc.	69,892	$13,799,477

Specialty Stores – 2.5%
AutoZone, Inc. (a)	5,258	$5,781,013
TJX Cos., Inc.	331,231	17,515,496

		$23,296,509

Total Common Stocks (Identified Cost, $514,629,279)		$942,452,517

INVESTMENT COMPANIES (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $2,536,365)	2,536,616	$2,536,869

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(788,972)

NET ASSETS – 100.0%		$944,200,414

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,536,869 and $942,452,517, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

5

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $514,629,279)	$942,452,517
Investments in affiliated issuers, at value (identified cost, $2,536,365)	2,536,869
Cash	292
Receivables for
Fund shares sold	32,617
Dividends	691,103
Other assets	2,583
Total assets	$945,715,981

Liabilities
Payables for
Fund shares reacquired	$1,271,011
Payable to affiliates
Investment adviser	81,885
Administrative services fee	1,488
Shareholder servicing costs	134
Distribution and/or service fees	10,162
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	150,787
Total liabilities	$1,515,567
Net assets	$944,200,414

Net assets consist of
Paid-in capital	$399,581,563
Total distributable earnings (loss)	544,618,851
Net assets	$944,200,414
Shares of beneficial interest outstanding	43,399,255

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$571,487,340	26,123,337	$21.88
Service Class	372,713,074	17,275,918	21.57

See Notes to Financial Statements

6

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$6,373,594
Income on securities loaned	134,056
Dividends from affiliated issuers	82,872
Other	17,999
Foreign taxes withheld	(145,001)
Total investment income	$6,463,520
Expenses
Management fee	$3,380,428
Distribution and/or service fees	443,175
Shareholder servicing costs	11,137
Administrative services fee	68,216
Independent Trustees’ compensation	10,351
Custodian fee	25,144
Shareholder communications	35,860
Audit and tax fees	29,126
Legal fees	3,766
Miscellaneous	21,398
Total expenses	$4,028,601
Reduction of expenses by investment adviser	(43,444)
Net expenses	$3,985,157
Net investment income (loss)	$2,478,363

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$39,386,731
Affiliated issuers	39
Foreign currency	(2,060)
Net realized gain (loss)	$39,384,710
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$150,924,298
Affiliated issuers	504
Translation of assets and liabilities in foreign currencies	(232)
Net unrealized gain (loss)	$150,924,570
Net realized and unrealized gain (loss)	$190,309,280
Change in net assets from operations	$192,787,643

See Notes to Financial Statements

7

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$2,478,363	$5,083,246
Net realized gain (loss)	39,384,710	71,408,277
Net unrealized gain (loss)	150,924,570	(63,328,636)
Change in net assets from operations	$192,787,643	$13,162,887
Total distributions to shareholders	$—	$(57,933,374)
Change in net assets from fund share transactions	$(62,320,576)	$(73,917,493)
Total change in net assets	$130,467,067	$(118,687,980)

Net assets
At beginning of period	813,733,347	932,421,327
At end of period	$944,200,414	$813,733,347

See Notes to Financial Statements

8

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$17.60		$18.60	$15.38	$16.38		$17.61	$17.31

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.13	$0.11	$0.11	(c)	$0.10	$0.14
Net realized and unrealized gain (loss)	4.21		0.16	4.16	0.95		(0.21)	1.77
Total from investment operations	$4.28		$0.29	$4.27	$1.06		$(0.11)	$1.91

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.12)	$(0.10)		$(0.09)	$(0.10)
From net realized gain	—		(1.17)	(0.93)	(1.96)		(1.03)	(1.51)
Total distributions declared to shareholders	$—		$(1.29)	$(1.05)	$(2.06)		$(1.12)	$(1.61)
Net asset value, end of period (x)	$21.88		$17.60	$18.60	$15.38		$16.38	$17.61
Total return (%) (k)(r)(s)(x)	24.32	(n)	0.81	28.42	6.08	(c)	(0.12)	11.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80	0.81	0.78	(c)	0.79	0.80
Expenses after expense reductions (f)	0.79	(a)	0.79	0.80	0.77	(c)	0.79	0.80
Net investment income (loss)	0.65	(a)	0.65	0.66	0.70	(c)	0.56	0.81
Portfolio turnover	9	(n)	23	21	24		27	23
Net assets at end of period (000 omitted)	$571,487		$493,783	$562,471	$500,924		$537,645	$542,830

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$17.38		$18.38	$15.21	$16.22		$17.48	$17.19

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.08	$0.07	$0.07	(c)	$0.06	$0.10
Net realized and unrealized gain (loss)	4.15		0.16	4.10	0.94		(0.21)	1.75
Total from investment operations	$4.19		$0.24	$4.17	$1.01		$(0.15)	$1.85

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.07)	$(0.06)		$(0.08)	$(0.05)
From net realized gain	—		(1.17)	(0.93)	(1.96)		(1.03)	(1.51)
Total distributions declared to shareholders	$—		$(1.24)	$(1.00)	$(2.02)		$(1.11)	$(1.56)
Net asset value, end of period (x)	$21.57		$17.38	$18.38	$15.21		$16.22	$17.48
Total return (%) (k)(r)(s)(x)	24.11	(n)	0.58	28.10	5.84	(c)	(0.33)	11.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.05	1.06	1.03	(c)	1.04	1.05
Expenses after expense reductions (f)	1.04	(a)	1.04	1.05	1.02	(c)	1.03	1.05
Net investment income (loss)	0.40	(a)	0.40	0.41	0.45	(c)	0.35	0.55
Portfolio turnover	9	(n)	23	21	24		27	23
Net assets at end of period (000 omitted)	$372,713		$319,950	$369,950	$328,673		$337,742	$50,731

See Notes to Financial Statements

9

MFS Massachusetts Investors Growth Stock Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Massachusetts Investors Growth Stock Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$942,452,517	$—	$—	$942,452,517
Mutual Funds	2,536,869	—	—	2,536,869
Total	$944,989,386	$—	$—	$944,989,386

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

12

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$9,646,280
Long-term capital gains	48,287,094
Total distributions	$57,933,374

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$517,165,644
Gross appreciation	432,978,704
Gross depreciation	(5,154,962)
Net unrealized appreciation (depreciation)	$427,823,742

As of 12/31/18

Undistributed ordinary income	9,803,031
Undistributed long-term capital gain	67,455,400
Other temporary differences	(18)
Net unrealized appreciation (depreciation)	274,572,795

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$3,178,874	$—	$32,343,736
Service Class	—	1,200,214	—	21,210,550
Total	$—	$4,379,088	$—	$53,554,286

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.65%

13

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $43,444, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $10,663, which equated to 0.0024% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $474.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0151% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $1,063 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $97,678. The sales transactions resulted in net realized gains (losses) of $23,358.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $17,854, which is included in “Other” income in the Statement of Operations.

14

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $84,295,272 and $138,328,959, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	278,427	$5,687,963	382,702	$7,410,077
Service Class	609,438	12,154,129	772,807	14,681,490
	887,865	$17,842,092	1,155,509	$22,091,567

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,805,928	$35,522,610
Service Class	—	—	1,152,817	22,410,764
	—	$—	2,958,745	$57,933,374

Shares reacquired
Initial Class	(2,209,781)	$(45,075,957)	(4,374,590)	$(84,354,144)
Service Class	(1,743,749)	(35,086,711)	(3,641,613)	(69,588,290)
	(3,953,530)	$(80,162,668)	(8,016,203)	$(153,942,434)

Net change
Initial Class	(1,931,354)	$(39,387,994)	(2,185,960)	$(41,421,457)
Service Class	(1,134,311)	(22,932,582)	(1,715,989)	(32,496,036)
	(3,065,665)	$(62,320,576)	(3,901,949)	$(73,917,493)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $2,585 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,790,527	$85,679,832	$89,934,033	$39	$504	$2,536,869

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$82,872	$—

15

MFS Massachusetts Investors Growth Stock Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2019

MFS® Research International Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

RSS-SEM

MFS® Research International Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Research International Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.3%
Roche Holding AG	2.8%
Linde AG	2.4%
Schneider Electric S.A.	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.2%
AIA Group Ltd.	2.1%
Novo Nordisk A.S., “B”	1.8%
Aon PLC	1.6%
BP PLC	1.6%
EssilorLuxottica	1.6%

Global equity sectors (k)
Capital Goods	22.8%
Financial Services	22.2%
Health Care	11.3%
Technology	11.0%
Consumer Staples	10.1%
Consumer Cyclicals	9.2%
Energy	9.1%
Telecommunications/Cable Television	4.0%

Issuer country weightings (x)
Japan	19.5%
Switzerland	13.5%
France	11.7%
United Kingdom	9.4%
United States	7.6%
Germany	7.3%
Hong Kong	4.8%
Australia	3.2%
Spain	2.7%
Other Countries	20.3%

Currency exposure weightings (y)
Euro	32.8%
Japanese Yen	19.5%
Swiss Franc	13.5%
British Pound Sterling	8.4%
United States Dollar	6.6%
Hong Kong Dollar	5.4%
Australian Dollar	3.2%
Canadian Dollar	2.4%
Danish Krone	2.2%
Other Currencies	6.0%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

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MFS Research International Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.96%	$1,000.00	$1,172.71	$5.17
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
Service Class	Actual	1.21%	$1,000.00	$1,170.50	$6.51
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.7%
Airlines – 0.9%
Aena S.A.	8,152	$1,615,698
Malaysia Airports Holdings Berhad	503,800	1,039,907
Ryanair Holdings PLC, ADR (a)	15,868	1,017,773

		$3,673,378

Alcoholic Beverages – 0.4%
Ambev S.A., ADR	348,650	$1,628,195

Apparel Manufacturers – 4.4%
Adidas AG	17,501	$5,402,956
Compagnie Financiere Richemont S.A.	44,374	3,765,562
LVMH Moet Hennessy Louis Vuitton SE	21,132	8,994,130

		$18,162,648

Automotive – 2.0%
Koito Manufacturing Co. Ltd.	70,800	$3,775,912
USS Co. Ltd.	224,200	4,414,753

		$8,190,665

Brokerage & Asset Managers – 2.7%
Euronext N.V.	56,467	$4,273,085
Hong Kong Exchanges & Clearing Ltd.	100,500	3,548,255
TMX Group Ltd.	46,954	3,266,396

		$11,087,736

Business Services – 1.9%
Cerved Information Solutions S.p.A.	85,408	$757,031
Cognizant Technology Solutions Corp., “A”	55,627	3,526,195
Nomura Research Institute Ltd.	217,800	3,488,759

		$7,771,985

Computer Software – 1.3%
Cadence Design Systems, Inc. (a)	23,500	$1,664,035
Check Point Software Technologies Ltd. (a)	30,832	3,564,488

		$5,228,523

Computer Software – Systems – 3.6%
Amadeus IT Group S.A.	56,669	$4,488,774
Constellation Software, Inc.	2,335	2,200,736
EPAM Systems, Inc. (a)	16,691	2,889,212
Fujitsu Ltd.	11,600	808,229
Hitachi Ltd.	120,000	4,395,307

		$14,782,258

Conglomerates – 0.4%
Melrose Industries PLC	788,603	$1,811,187

Construction – 2.1%
Techtronic Industries Co. Ltd.	592,000	$4,531,869
Toto Ltd.	100,700	3,974,201

		$8,506,070

Consumer Products – 3.3%
Kao Corp.	52,900	$4,028,280
L’Oréal	17,354	4,943,176

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	60,984	$4,812,531

		$13,783,987

Consumer Services – 0.5%
51job, Inc., ADR (a)	27,994	$2,113,547

Containers – 1.0%
Brambles Ltd.	479,536	$4,336,158

Electrical Equipment – 3.3%
Legrand S.A.	61,843	$4,521,685
Schneider Electric S.A.	99,550	9,028,698

		$13,550,383

Electronics – 3.0%
Kyocera Corp.	28,700	$1,872,694
Mellanox Technologies Ltd. (a)	21,675	2,398,772
Samsung Electronics Co. Ltd.	57,717	2,349,369
Silicon Motion Technology Corp., ADR	32,020	1,421,048
Taiwan Semiconductor Manufacturing Co. Ltd.	551,804	4,246,081

		$12,287,964

Energy – Independent – 1.5%
Cairn Energy PLC (a)	901,495	$1,981,740
Caltex Australia Ltd.	125,622	2,182,775
Oil Search Ltd.	378,421	1,878,290

		$6,042,805

Energy – Integrated – 3.5%
BP PLC	944,397	$6,579,559
Eni S.p.A.	244,036	4,053,068
Galp Energia SGPS S.A., “B”	246,158	3,785,733

		$14,418,360

Food & Beverages – 4.4%
Danone S.A.	56,546	$4,790,236
Nestle S.A.	130,667	13,527,153

		$18,317,389

Food & Drug Stores – 0.4%
Sundrug Co. Ltd.	57,000	$1,541,641

Gaming & Lodging – 0.4%
Flutter Entertainment PLC	20,620	$1,552,327

Insurance – 6.3%
AIA Group Ltd.	796,400	$8,589,257
Aon PLC	34,299	6,619,021
Hiscox Ltd.	175,044	3,761,266
Swiss Re Ltd.	26,628	2,706,989
Zurich Insurance Group AG	12,643	4,402,126

		$26,078,659

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MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – 0.8%
NAVER Corp.	15,613	$1,541,491
Scout24 AG	34,441	1,829,689

		$3,371,180

Machinery & Tools – 5.0%
Daikin Industries Ltd.	48,600	$6,340,110
GEA Group AG	110,792	3,149,540
Kubota Corp.	306,800	5,102,188
Ritchie Bros. Auctioneers, Inc.	61,645	2,050,048
Schindler Holding AG	17,775	3,956,676

		$20,598,562

Major Banks – 4.2%
Barclays PLC	1,077,247	$2,049,338
BNP Paribas (l)	109,427	5,196,796
Mitsubishi UFJ Financial Group, Inc.	947,800	4,500,984
UBS AG	473,562	5,627,248

		$17,374,366

Medical & Health Technology & Services – 0.6%
Sonic Healthcare Ltd.	127,170	$2,419,480

Medical Equipment – 2.9%
EssilorLuxottica	49,367	$6,441,517
Terumo Corp.	185,700	5,528,887

		$11,970,404

Natural Gas – Distribution – 0.6%
China Resources Gas Group Ltd.	470,000	$2,331,439

Natural Gas – Pipeline – 1.1%
APA Group	323,312	$2,451,397
Enbridge, Inc.	61,803	2,232,279

		$4,683,676

Network & Telecom – 0.5%
LM Ericsson Telephone Co., “B”	217,356	$2,062,110

Other Banks & Diversified Financials – 6.6%
Aeon Financial Service Co. Ltd.	231,300	$3,722,168
AIB Group PLC	905,222	3,701,464
HDFC Bank Ltd.	108,095	3,826,839
Intesa Sanpaolo S.p.A.	2,136,306	4,571,743
Julius Baer Group Ltd.	98,596	4,389,451
KBC Groep N.V.	62,357	4,087,031
Mastercard, Inc., “A”	11,780	3,116,163

		$27,414,859

Pharmaceuticals – 7.8%
Bayer AG	79,662	$5,520,169
Kyowa Hakko Kirin Co. Ltd.	100,000	1,798,451
Novo Nordisk A.S., “B”	145,812	7,430,378
Roche Holding AG	40,423	11,372,851
Santen Pharmaceutical Co. Ltd.	358,600	5,937,031

		$32,058,880

Printing & Publishing – 1.3%
RELX Group PLC	229,923	$5,563,560

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 2.3%
Grand City Properties S.A.	204,498	$4,673,948
LEG Immobilien AG	44,322	4,999,536

		$9,673,484

Restaurants – 0.6%
Yum China Holdings, Inc.	54,571	$2,521,180

Specialty Chemicals – 8.6%
Akzo Nobel N.V.	63,902	$6,004,868
Croda International PLC	77,934	5,067,378
Kansai Paint Co. Ltd.	96,700	2,026,112
Linde PLC	50,372	10,118,161
Nitto Denko Corp.	56,700	2,796,215
Sika AG	27,767	4,738,765
Symrise AG	48,562	4,673,809

		$35,425,308

Specialty Stores – 0.7%
Dufry AG	13,125	$1,111,632
Just Eat PLC (a)	241,718	1,918,560

		$3,030,192

Telecommunications – Wireless – 3.5%
Advanced Info Service Public Co. Ltd.	409,700	$2,885,635
KDDI Corp.	205,300	5,224,139
SoftBank Corp.	100,100	4,795,404
Tele2 AB, “B”	108,250	1,579,543

		$14,484,721

Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	147,622	$2,182,193

Tobacco – 2.0%
British American Tobacco PLC	147,352	$5,144,192
Japan Tobacco, Inc.	132,100	2,915,475

		$8,059,667

Trucking – 0.4%
Yamato Holdings Co. Ltd.	86,900	$1,765,969

Utilities – Electric Power – 2.4%
CLP Holdings Ltd.	304,500	$3,360,075
Iberdrola S.A.	494,542	4,929,506
Orsted A/S	20,154	1,742,710

		$10,032,291

Total Common Stocks (Identified Cost, $368,514,182)		$411,889,386

INVESTMENT COMPANIES (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $7,919)	7,918	$7,919

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MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED – 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36% (j) (Identified Cost, $4,746,555)	4,746,555	$4,746,555

OTHER ASSETS, LESS LIABILITIES – (0.9)%		(3,654,263)

NET ASSETS – 100.0%		$412,989,597

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $7,919 and $416,635,941, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan. See Note 2 for additional information.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

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MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value, including $4,555,308 of securities on loan (identified cost, $373,260,737)	$416,635,941
Investments in affiliated issuers, at value (identified cost, $7,919)	7,919
Foreign currency, at value (identified cost, $152,599)	152,543
Receivables for
Investments sold	2,117,143
Fund shares sold	48,223
Interest and dividends	1,751,994
Other assets	1,304
Total assets	$420,715,067

Liabilities
Payable to custodian	$20,236
Payables for
Fund shares reacquired	2,627,961
Collateral for securities loaned, at value	4,746,555
Payable to affiliates
Investment adviser	33,559
Administrative services fee	722
Shareholder servicing costs	63
Distribution and/or service fees	1,968
Payable for independent Trustees’ compensation	100
Deferred country tax expense payable	160,566
Accrued expenses and other liabilities	133,740
Total liabilities	$7,725,470
Net assets	$412,989,597

Net assets consist of
Paid-in capital	$336,984,776
Total distributable earnings (loss)	76,004,821
Net assets	$412,989,597
Shares of beneficial interest outstanding	25,096,256

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$340,752,587	20,657,615	$16.50
Service Class	72,237,010	4,438,641	16.27

See Notes to Financial Statements

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MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$9,683,001
Dividends from affiliated issuers	46,190
Income on securities loaned	11,079
Other	2,319
Foreign taxes withheld	(872,018)
Total investment income	$8,870,571
Expenses
Management fee	$1,790,082
Distribution and/or service fees	87,423
Shareholder servicing costs	5,018
Administrative services fee	33,045
Independent Trustees’ compensation	6,021
Custodian fee	57,419
Shareholder communications	19,991
Audit and tax fees	29,764
Legal fees	1,710
Miscellaneous	16,746
Total expenses	$2,047,219
Reduction of expenses by investment adviser	(48,645)
Net expenses	$1,998,574
Net investment income (loss)	$6,871,997

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $16,973 country tax)	$3,502,958
Affiliated issuers	129
Foreign currency	(17,840)
Net realized gain (loss)	$3,485,247
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $138,114 increase in deferred country tax)	$52,398,209
Affiliated issuers	380
Translation of assets and liabilities in foreign currencies	11,074
Net unrealized gain (loss)	$52,409,663
Net realized and unrealized gain (loss)	$55,894,910
Change in net assets from operations	$62,766,907

See Notes to Financial Statements

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MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$6,871,997	$5,966,858
Net realized gain (loss)	3,485,247	17,686,976
Net unrealized gain (loss)	52,409,663	(82,712,215)
Change in net assets from operations	$62,766,907	$(59,058,381)
Total distributions to shareholders	$—	$(16,070,335)
Change in net assets from fund share transactions	$(18,951,926)	$22,056,598
Total change in net assets	$43,814,981	$(53,072,118)

Net assets
At beginning of period	369,174,616	422,246,734
At end of period	$412,989,597	$369,174,616

See Notes to Financial Statements

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MFS Research International Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$14.07		$17.05	$13.54	$13.85		$14.56	$16.09

Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.25	$0.22	$0.25	(c)	$0.24	$0.39
Net realized and unrealized gain (loss)	2.16		(2.56)	3.59	(0.34)		(0.52)	(1.46)
Total from investment operations	$2.43		$(2.31)	$3.81	$(0.09)		$(0.28)	$(1.07)

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.30)	$(0.22)		$(0.30)	$(0.30)
From net realized gain	—		(0.42)	—	—		(0.13)	(0.16)
Total distributions declared to shareholders	$—		$(0.67)	$(0.30)	$(0.22)		$(0.43)	$(0.46)
Net asset value, end of period (x)	$16.50		$14.07	$17.05	$13.54		$13.85	$14.56
Total return (%) (k)(r)(s)(x)	17.27	(n)	(14.12)	28.29	(0.70	)(c)	(1.96)	(6.88)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.98	1.00	0.95	(c)	1.00	1.00
Expenses after expense reductions (f)	0.96	(a)	0.97	0.99	0.94	(c)	1.00	0.99
Net investment income (loss)	3.50	(a)(l)	1.51	1.44	1.87	(c)	1.61	2.49
Portfolio turnover	13	(n)	25	27	41		38	27
Net assets at end of period (000 omitted)	$340,753		$302,386	$341,613	$318,753		$305,502	$253,001

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$13.90		$16.84	$13.38	$13.68		$14.39	$15.91

Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.21	$0.19	$0.21	(c)	$0.20	$0.36
Net realized and unrealized gain (loss)	2.12		(2.53)	3.52	(0.33)		(0.51)	(1.47)
Total from investment operations	$2.37		$(2.32)	$3.71	$(0.12)		$(0.31)	$(1.11)

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.25)	$(0.18)		$(0.27)	$(0.25)
From net realized gain	—		(0.42)	—	—		(0.13)	(0.16)
Total distributions declared to shareholders	$—		$(0.62)	$(0.25)	$(0.18)		$(0.40)	$(0.41)
Net asset value, end of period (x)	$16.27		$13.90	$16.84	$13.38		$13.68	$14.39
Total return (%) (k)(r)(s)(x)	17.05	(n)	(14.32)	27.90	(0.91	)(c)	(2.20)	(7.16)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.23	1.25	1.20	(c)	1.25	1.25
Expenses after expense reductions (f)	1.21	(a)	1.22	1.24	1.19	(c)	1.25	1.24
Net investment income (loss)	3.24	(a)(l)	1.27	1.26	1.58	(c)	1.36	2.30
Portfolio turnover	13	(n)	25	27	41		38	27
Net assets at end of period (000 omitted)	$72,237		$66,789	$80,634	$83,138		$97,958	$74,383

See Notes to Financial Statements

10

MFS Research International Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research International Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset

12

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$411,889,386	$—	$—	$411,889,386
Mutual Funds	4,754,474	—	—	4,754,474
Total	$416,643,860	$—	$—	$416,643,860

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $4,555,308. The fair value of the fund’s investment securities on loan and a related liability of $4,746,555 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

13

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/18
Ordinary income (including any short-term capital gains)	$10,715,230
Long-term capital gains	5,355,105
Total distributions	$16,070,335

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$373,918,758
Gross appreciation	74,781,307
Gross depreciation	(32,056,205)
Net unrealized appreciation (depreciation)	$42,725,102

As of 12/31/18

Undistributed ordinary income	5,843,260
Undistributed long-term capital gain	17,244,963
Other temporary differences	(38,708)
Net unrealized appreciation (depreciation)	(9,811,601)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$4,990,946	$—	$8,444,733
Service Class	—	846,065	—	1,788,591
Total	$—	$5,837,011	$—	$10,233,324

14

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $19,191, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.96% of average daily net assets for the Initial Class shares and 1.21% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 20, 2021. For the six months ended June 30, 2019, this reduction amounted to $29,454, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $4,669, which equated to 0.0023% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $349.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $469 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the

15

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $27,975 and $112,396, respectively. The sales transactions resulted in net realized gains (losses) of $39,379.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $49,595,119 and $56,531,873, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	824,058	$12,759,879	2,518,504	$40,932,805
Service Class	119,032	1,852,116	915,577	14,411,304
	943,090	$14,611,995	3,434,081	$55,344,109

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	816,759	$13,435,679
Service Class	—	—	161,933	2,634,656
	—	$—	978,692	$16,070,335

Shares reacquired
Initial Class	(1,653,397)	$(26,106,809)	(1,888,605)	$(31,993,445)
Service Class	(484,682)	(7,457,112)	(1,061,519)	(17,364,401)
	(2,138,079)	$(33,563,921)	(2,950,124)	$(49,357,846)

Net change
Initial Class	(829,339)	$(13,346,930)	1,446,658	$22,375,039
Service Class	(365,650)	(5,604,996)	15,991	(318,441)
	(1,194,989)	$(18,951,926)	1,462,649	$22,056,598

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 25%, 8%, and 4% respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $1,163 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,381,057	$36,446,372	$41,820,019	$129	$380	$7,919

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$46,190	$—

16

MFS Research International Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2019

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

SIS-SEM

MFS® Strategic Income Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Strategic Income Portfolio

PORTFOLIO COMPOSITION

Portfolio structure at value

Fixed income sectors (i)
Investment Grade Corporates	29.7%
U.S. Treasury Securities	29.5%
Commercial Mortgage-Backed Securities	14.2%
High Yield Corporates	10.0%
Collateralized Debt Obligations	8.6%
Emerging Markets Bonds	8.4%
Asset-Backed Securities	4.2%
Municipal Bonds	1.7%
Non-U.S. Government Bonds	1.6%
Mortgage-Backed Securities	0.6%
Residential Mortgage-Backed Securities	0.3%
U.S. Government Agencies	0.2%
Floating Rate Loans	0.1%

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Composition including fixed income credit quality (a)(i)
AAA	8.0%
AA	4.9%
A	18.0%
BBB	23.9%
BB	12.1%
B	6.8%
CCC	1.7%
CC (o)	0.0%
C (o)	0.0%
D	0.1%
U.S. Government	6.3%
Federal Agencies	0.8%
Not Rated	26.5%
Non-Fixed Income	0.1%
Cash & Cash Equivalents	9.2%
Other	(18.4)%

Portfolio facts (i)
Average Duration (d)	5.7
Average Effective Maturity (m)	7.8 yrs.

2

MFS Strategic Income Portfolio

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

3

MFS Strategic Income Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.81%	$1,000.00	$1,083.15	$4.18
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,081.61	$5.47
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.76%, $3.93, and $3.81 for Initial Class and 1.01%, $5.21, and $5.06 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense ratios include 0.01% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

4

MFS Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 74.9%
Asset-Backed & Securitized – 27.2%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.591% (LIBOR - 3mo. + 3%), 10/21/2028 (z)	$250,000	$247,421
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 4.23% (LIBOR - 3mo. + 1.65%), 7/25/2027 (z)	250,000	246,222
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.496% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	260,000	259,476
Arbor Realty CLO Ltd., 2018-FL1, “A”, FLR, 3.544% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	260,000	260,565
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 5% (LIBOR - 1mo. + 2.5%), 5/15/2037 (z)	244,000	245,066
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.841% (LIBOR - 3mo.+ 1.25%), 1/20/2028 (n)	250,000	245,164
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.094% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	248,157	249,345
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.494% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	250,000	248,594
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.494% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	200,000	200,434
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 4.744% (LIBOR - 1mo. + 2.35%), 3/15/2036 (z)	280,000	280,000
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.002% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	137,423	132,422
BDS Ltd., 2018-FL2, “C”, FLR, 4.244% (LIBOR - 1mo. + 1.85%), 8/15/2035 (z)	200,000	200,503
BSPRT Ltd., 2017-FL2, “C”, FLR, 4.544% (LIBOR - 1mo. + 2.15%), 10/15/2034 (n)	250,000	250,545
BSPRT Ltd., 2019-FL5, “C”, FLR, 4.478% (LIBOR - 1mo. + 2%), 5/15/2029 (z)	245,000	245,153
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (z)	78,806	80,901
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	215,000	216,081
Commercial Mortgage Pass-Through Certificates, 2017-BNK8, “A3”, 3.229%, 11/15/2050	250,000	260,175
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061	250,000	268,471
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	370,190

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	$250,000	$263,834
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	49,951	49,926
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	664,497	31,717
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.396% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	250,000	249,182
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	49,919	49,960
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	105,593	105,642
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	82,000	83,266
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.544% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	260,000	260,003
Falcon Franchise Loan LLC, 8.886%, 1/05/2023 (i)(z)	5,344	207
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.846% (LIBOR - 3mo. + 3.25%), 1/15/2027 (z)	250,000	249,368
Flagship CLO, 2014-8A, “BRR”, FLR, 4.001% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	259,587	257,817
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.496% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	260,000	258,599
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	260,000	259,881
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 5.144% (LIBOR - 1mo. + 2.75%), 8/15/2028 (z)	200,000	200,500
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.644% (LIBOR - 1mo. + 1.25%), 3/17/2037 (z)	130,000	129,313
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	134,136	140,970
KKR Real Estate Financial Trust, Inc. Ltd., 2018-FL1, “D”, FLR, 4.944% (LIBOR - 1mo. + 2.55%), 6/15/2036 (z)	205,000	206,537
Lehman Brothers Commercial Conduit Mortgage Trust, 1.116%, 2/18/2030 (i)	5,384	0
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.944% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	261,466
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.344% (LIBOR - 1mo. + 1.95%), 4/15/2034 (z)	243,500	244,486
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.844% (LIBOR - 1mo. + 2.45%), 5/09/2036 (z)	209,000	210,049

5

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 5.046% (LIBOR - 3mo. + 2.45%), 10/15/2028	$250,000	$250,131
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	250,000	264,750
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	198,518
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, FLR, 3.954% (LIBOR - 1mo. + 1.55%), 9/25/2023 (z)	269,000	269,538
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 4.191% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	250,000	241,805
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	212,000	213,208
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (z)	200,000	202,947
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.141% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	300,000	299,484
Parallel Ltd., 2015-1A, “DR”, FLR, 5.141% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	244,461
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 5.019% (LIBOR - 3mo. + 2.5%), 2/20/2030 (n)	300,000	298,353
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	214,000	214,303
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	26,544	26,488
UBS Commercial Mortgage Trust 2017-C8, “A4”, 3.983%, 2/15/2051	250,000	272,603
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	251,247	265,788
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	250,000	265,359
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A4”, 3.374%, 3/15/2050	280,000	293,121
West CLO Ltd., 2014-1A, “CR”, FLR, 5.6% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	260,000	260,024
Wind River CLO Ltd., 2012-1A, “CR2”, 1%, 1/15/2026 (w)(z)	250,000	250,000

		$12,350,332

Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$292,000	$307,045

Building – 0.8%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$215,000	$228,233
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	115,000	114,807

		$343,040

Issuer	Shares/Par	Value ($)
BONDS – continued
Cable TV – 0.4%
Time Warner Cable, Inc., 4.5%, 9/15/2042	$183,000	$170,996

Computer Software – 1.4%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$224,000	$236,051
Microsoft Corp., 3.125%, 11/03/2025	133,000	140,012
Microsoft Corp., 4.25%, 2/06/2047	205,000	241,572

		$617,635

Computer Software – Systems – 0.6%
Apple, Inc., 4.25%, 2/09/2047	$250,000	$281,043

Conglomerates – 1.6%
United Technologies Corp., 4.125%, 11/16/2028	$444,000	$487,779
Wabtec Corp., 4.95%, 9/15/2028	226,000	242,322

		$730,101

Consumer Products – 1.5%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$259,000	$270,102
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	401,000	404,046

		$674,148

Consumer Services – 0.9%
Priceline Group, Inc., 3.55%, 3/15/2028	$242,000	$252,232
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	46,000	32,698
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	132,000	79,966
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	46,000	24,660

		$389,556

Electronics – 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$225,000	$213,600
Broadcom, Inc., 4.75%, 4/15/2029 (n)	153,000	157,098

		$370,698

Emerging Market Quasi-Sovereign – 1.6%
KazTransGas JSC, 4.375%, 9/26/2027	$200,000	$203,632
Petrobras Global Finance B.V., 6.9%, 3/19/2049	102,000	108,630
REC Ltd., 3.875%, 7/07/2027	200,000	194,814
Southern Gas Corridor CJSC, 6.875%, 3/24/2026	200,000	231,831

		$738,907

Emerging Market Sovereign – 4.3%
Government of Ukraine, 7.75%, 9/01/2027	$120,000	$123,302
Republic of Argentina, 7.5%, 4/22/2026	150,000	126,675
Republic of Guatemala, 6.125%, 6/01/2050 (n)	200,000	209,502

6

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Emerging Market Sovereign – continued
Republic of Indonesia, 8.375%, 3/15/2034	IDR	1,539,000,000	$115,473
Republic of Kenya, 8%, 5/22/2032 (z)		$200,000	211,323
Republic of Namibia, 5.25%, 10/29/2025		200,000	200,616
Republic of Panama, 3.75%, 4/17/2026		114,000	117,820
Republic of Romania, 3.375%, 2/08/2038	EUR	206,000	252,694
Republic of South Africa, 8.25%, 3/31/2032	ZAR	1,797,189	118,855
Russian Federation, 4.375%, 3/21/2029		$200,000	207,333
Socialist Republic of Vietnam, 4.8%, 11/19/2024		231,000	245,776

			$1,929,369

Energy – Independent – 0.3%
Canadian Oil Sands Co., 4.5%, 4/01/2022 (n)		$118,000	$122,273

Energy – Integrated – 1.4%
Eni S.p.A., 4%, 9/12/2023 (n)		$200,000	$208,394
Eni S.p.A., 4.25%, 5/09/2029 (n)		200,000	209,316
Shell International Finance B.V., 2.875%, 5/10/2026		225,000	230,087

			$647,797

Financial Institutions – 0.4%
GE Capital International Funding Co., 4.418%, 11/15/2035		$200,000	$197,951

Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039		$189,000	$224,922
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		125,491	131,150

			$356,072

Insurance – 0.9%
American International Group, Inc., 3.9%, 4/01/2026		$294,000	$307,701
American International Group, Inc., 4.7%, 7/10/2035		59,000	64,711
American International Group, Inc., 4.5%, 7/16/2044		53,000	56,025

			$428,437

Insurance – Property & Casualty – 2.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$310,000	$313,376
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		283,000	298,386
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048		277,000	292,552

			$904,314

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Quasi-Sovereign – 0.6%
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)		$270,000	$269,914

International Market Sovereign – 1.0%
Government of Japan, 0%, 7/01/2019	JPY	50,000,000	$463,757

Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024		$174,000	$181,073
CNH Industrial Capital LLC, 3.85%, 11/15/2027		145,000	144,795

			$325,868

Major Banks – 7.0%
Bank of America Corp., 2.151%, 11/09/2020		$100,000	$99,694
Bank of America Corp., 4.125%, 1/22/2024		136,000	145,456
Bank of America Corp., 3.248%, 10/21/2027		656,000	672,133
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029		136,000	148,539
Barclays PLC, 4.375%, 1/12/2026		200,000	206,974
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)		250,000	257,726
JPMorgan Chase & Co., 3.125%, 1/23/2025		325,000	334,205
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038		269,000	281,972
Morgan Stanley, 3.625%, 1/20/2027		317,000	332,703
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR -3mo. + 1.762%) to 3/22/2025		218,000	225,454
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)		415,000	447,310

			$3,152,166

Medical Equipment – 0.5%
Abbott Laboratories, 4.75%, 11/30/2036		$205,000	$242,201

Midstream – 0.9%
MPLX LP, 4.5%, 4/15/2038		$389,000	$392,737

Mortgage-Backed – 0.6%
Fannie Mae, 5.5%, 3/01/2020 - 9/01/2034		$10,401	$11,512
Fannie Mae, 6.5%, 4/01/2032		17,848	20,658
Freddie Mac, 4.224%, 3/25/2020		230,937	232,134

			$264,304

Municipals – 1.7%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036		$195,000	$195,298

7

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Municipals – continued
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$350,000	$318,115
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	3,912
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	75,000	58,219
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	8,000	8,254
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	4,000	4,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	31,000	30,134
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	78,000	78,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	4,000	3,400
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	8,000	6,123
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	8,000	5,606
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	10,000	6,257
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	11,000	6,143
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	108,000	24,700
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	88,000	14,845

		$763,006

Network & Telecom – 0.7%
AT&T, Inc., 3.8%, 2/15/2027	$125,000	$130,084
AT&T, Inc., 5.45%, 3/01/2047	169,000	194,151

		$324,235

Oils – 0.2%
Marathon Petroleum Corp., 3.8%, 4/01/2028	$103,000	$104,690

Other Banks & Diversified Financials – 0.7%
Compass Bank, 2.875%, 6/29/2022	$250,000	$252,114
JSC Kazkommertsbank, 5.5%, 12/21/2022	72,530	72,676

		$324,790

Issuer	Shares/Par	Value ($)
BONDS – continued
Pharmaceuticals – 0.4%
Actavis Funding SCS, 3.8%, 3/15/2025	$179,000	$185,761

Supermarkets – 0.5%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022	$209,000	$220,495

Supranational – 0.8%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$357,755

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT, 3.55%, 7/15/2027	$358,000	$364,910
American Tower Corp., REIT, 3.6%, 1/15/2028	125,000	127,244

		$492,154

Tobacco – 0.5%
Altria Group, Inc., 4.8%, 2/14/2029	$227,000	$244,205

Transportation – Services – 1.0%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$267,000	$282,719
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027	200,000	181,933

		$464,652

U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 6.35%, 4/01/2021	$1,238	$1,264
Small Business Administration, 4.77%, 4/01/2024	17,161	17,881
Small Business Administration, 4.99%, 9/01/2024	13,719	14,380
Small Business Administration, 4.86%, 1/01/2025	16,829	17,589
Small Business Administration, 4.625%, 2/01/2025	23,239	24,240
Small Business Administration, 5.11%, 8/01/2025	18,701	19,650

		$95,004

U.S. Treasury Obligations – 6.2%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$54,000	$73,946
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	1,099,000	1,094,836
U.S. Treasury Bonds, 3%, 2/15/2048	260,000	284,832
U.S. Treasury Notes, 1.75%, 11/30/2021	450,000	450,141
U.S. Treasury Notes, 2.5%, 8/15/2023	900,000	927,176

		$2,830,931

Utilities – Electric Power – 2.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$204,212
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	280,000	281,278
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	200,000	219,530

8

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Firstenergy Corp., 4.85%, 7/15/2047	$190,000	$215,985

		$921,005

Total Bonds (Identified Cost, $33,152,059)		$33,999,344

COMMON STOCKS – 0.0%
Energy – Independent – 0.0%
Frontera Energy Corp. (Identified Cost, $106,984)	1,188	$11,880

INVESTMENT COMPANIES (h) – 24.6%
Bond Funds – 15.8%
MFS High Yield Pooled Portfolio (v)	777,231	$7,150,528

Money Market Funds – 8.8%
MFS Institutional Money Market Portfolio, 2.42% (v)	4,007,181	$4,007,582

Total Investment Companies (Identified Cost, $11,970,648)		$11,158,110

Underlying/ Expiration Date/ Exercise Price	Put/ Call	Counter- party	Notional Amount	Par Amount/ Number of Contracts	Value ($)
PURCHASED OPTIONS – 0.1%
Market Index Securities – 0.1%
Markit CDX North America Investment Grade Index – December 2019 @ $65 (Premiums Paid, $17,662)	Put	Goldman Sachs International	$4,597,190	$4,500,000	$12,660

U.S. Treasury Obligations – 0.0%
U.S. Treasury Note 10 yr Futures – August 2019 @ $122 (Premiums Paid, $7,643)	Put	Merrill Lynch International	$2,815,313	$22	$688

Total Purchased Options (Premiums Paid, $25,305)					$13,348

OTHER ASSETS, LESS LIABILITIES – 0.4%					192,957

NET ASSETS – 100.0%					$45,375,639

(a)	Non-income producing security.

(d)	In default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,158,110 and $34,024,572, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,517,643, representing 18.8% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security. At June 30, 2019, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value

Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.591% (LIBOR - 3mo. + 3%), 10/21/2028	8/22/18	$250,000	$247,421

Allegro CLO Ltd., 2015-1X, “CR”, FLR, 4.23% (LIBOR - 3mo. + 1.65%), 7/25/2027	3/06/19	247,286	246,222

Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 5% (LIBOR - 1mo. + 2.5%), 5/15/2037	5/14/19	244,000	245,066

Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.094% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18-9/06/18	248,157	249,345

Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.494% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	200,000	200,434

Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 4.744% (LIBOR - 1mo. + 2.35%), 3/15/2036	3/08/19	280,000	280,000

9

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value

Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.002% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	$137,423	$132,422

BDS Ltd., 2018-FL2, “C”, FLR, 4.244% (LIBOR - 1mo. + 1.85%), 8/15/2035	7/25/18	200,000	200,503

BSPRT Ltd., 2019-FL5, “C”, FLR, 4.478% (LIBOR - 1mo. + 2%), 5/15/2029	5/20/19	245,000	245,153

Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033	2/21/18	78,803	80,901

Cutwater Ltd., 2015-IA, “BR”, FLR, 4.396% (LIBOR - 3mo. + 1.8%), 1/15/2029	8/15/18	250,000	249,182

Falcon Franchise Loan LLC, 8.886%, 1/05/2023	1/18/02	208	207

Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.846% (LIBOR - 3mo. + 3.25%), 1/15/2027	1/28/18	250,000	249,368

Hunt CRE Ltd., 2018-FL2, “D”, FLR, 5.144% (LIBOR - 1mo. + 2.75%), 8/15/2028	8/03/18	200,000	200,500

Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.644% (LIBOR - 1mo. + 1.25%), 3/17/2037	1/26/18	130,000	129,313

KKR Real Estate Financial Trust, Inc. Ltd., 2018-FL1, “D”, FLR, 4.944% (LIBOR - 1mo. + 2.55%), 6/15/2036	11/07/18	205,000	206,537

LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.344% (LIBOR - 1mo. + 1.95%), 4/15/2034	5/13/19	243,500	244,486

LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.844% (LIBOR - 1mo. + 2.45%), 5/09/2036	5/07/19	209,000	210,049

Navistar Financial Dealer Note Master Owner Trust II, 2018-1, FLR, 3.954% (LIBOR - 1mo. + 1.55%), 9/25/2023	9/17/18	269,000	269,538

NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023	3/06/18	199,986	202,947

Republic of Kenya, 8%, 5/22/2032	5/15/19	200,000	211,323

Wind River CLO Ltd., 2012-1A, “CR2”, 1%, 1/15/2026	6/19/19	250,000	250,000

Total Restricted Securities			$4,550,917

% of Net assets			10.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

PHP	Philippine Peso

ZAR	South African Rand

Derivative Contracts at 6/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	103,301	USD	117,427	Merrill Lynch International	7/12/2019	$135
EUR	103,640	USD	116,709	UBS AG	7/12/2019	1,240
PHP	18,075,000	USD	347,555	JPMorgan Chase Bank N.A.	7/10/2019	5,142
ZAR	1,460,207	USD	100,284	Barclays Bank PLC	7/12/2019	3,257
ZAR	1,629,023	USD	111,264	JPMorgan Chase Bank N.A.	7/12/2019	4,248
ZAR	29,000	USD	1,997	State Street Bank Corp.	7/12/2019	59

						$14,081

10

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
MXN	192	USD	10	JPMorgan Chase Bank N.A.	7/12/2019	$(0)
USD	463,441	EUR	408,390	Merrill Lynch International	7/12/2019	(1,332)
USD	113,409	IDR	1,617,217,000	JPMorgan Chase Bank N.A.	8/26/2019	(350)
USD	458,445	JPY	50,000,000	JPMorgan Chase Bank N.A.	7/10/2019	(5,615)
USD	343,644	PHP	18,075,000	JPMorgan Chase Bank N.A.	7/10/2019	(9,052)
USD	114,404	ZAR	1,636,908	BNP Paribas S.A.	7/12/2019	(1,667)
USD	221,009	ZAR	3,134,240	JPMorgan Chase Bank N.A.	7/12/2019	(1,236)
USD	2,517	ZAR	36,000	State Street Bank Corp.	7/12/2019	(36)

						$(19,288)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	44	$9,467,906	September - 2019	$45,220
U.S. Treasury Note 5 yr	Long	USD	12	1,417,875	September - 2019	14,676
U.S. Treasury Ultra Bond	Long	USD	11	1,953,188	September - 2019	44,683

						$104,579

Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	14	$1,933,750	September - 2019	$(35,051)

At June 30, 2019, the fund had liquid securities with an aggregate value of $60,769 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

11

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $33,284,348)	$34,024,572
Investments in affiliated issuers, at value (identified cost, $11,970,648)	11,158,110
Cash	3,591
Receivables for
Forward foreign currency exchange contracts	14,081
Investments sold	463,421
Fund shares sold	2,800
Interest	270,817
Receivable from investment adviser	7,285
Other assets	296
Total assets	$45,944,973

Liabilities
Payables for
Forward foreign currency exchange contracts	$19,288
Net daily variation margin on open futures contracts	4,204
Fund shares reacquired	232,278
When-issued investments purchased	250,000
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	48
Distribution and/or service fees	177
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	63,047
Total liabilities	$569,334
Net assets	$45,375,639

Net assets consist of
Paid-in capital	$43,849,914
Total distributable earnings (loss)	1,525,725
Net assets	$45,375,639
Shares of beneficial interest outstanding	4,530,527

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$38,914,685	3,880,386	$10.03
Service Class	6,460,954	650,141	9.94

See Notes to Financial Statements

12

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Interest	$747,479
Dividends from affiliated issuers	261,577
Dividends	434
Other	17
Foreign taxes withheld	(410)
Total investment income	$1,009,097
Expenses
Management fee	$156,218
Distribution and/or service fees	8,091
Shareholder servicing costs	4,107
Administrative services fee	8,679
Independent Trustees’ compensation	863
Custodian fee	5,284
Shareholder communications	7,988
Audit and tax fees	39,514
Legal fees	299
Miscellaneous	16,211
Total expenses	$247,254
Reduction of expenses by investment adviser	(59,127)
Net expenses	$188,127
Net investment income (loss)	$820,970

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$251,089
Affiliated issuers	21,815
Futures contracts	161,217
Swap agreements	(27,664)
Forward foreign currency exchange contracts	14,380
Foreign currency	37,832
Net realized gain (loss)	$458,669
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,844,798
Affiliated issuers	475,626
Futures contracts	(23,671)
Swap agreements	6,904
Forward foreign currency exchange contracts	43,678
Translation of assets and liabilities in foreign currencies	(44,378)
Net unrealized gain (loss)	$2,302,957
Net realized and unrealized gain (loss)	$2,761,626
Change in net assets from operations	$3,582,596

See Notes to Financial Statements

13

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$820,970	$1,579,876
Net realized gain (loss)	458,669	(1,005,609)
Net unrealized gain (loss)	2,302,957	(1,556,805)
Change in net assets from operations	$3,582,596	$(982,538)
Total distributions to shareholders	$—	$(1,829,013)
Change in net assets from fund share transactions	$(2,931,722)	$(2,160,371)
Total change in net assets	$650,874	$(4,971,922)

Net assets
At beginning of period	44,724,765	49,696,687
At end of period	$45,375,639	$44,724,765

See Notes to Financial Statements

14

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$9.26		$9.84	$9.71	$9.25		$10.01	$10.01

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.33	$0.34	$0.40	(c)	$0.37	$0.41
Net realized and unrealized gain (loss)	0.59		(0.52)	0.26	0.37		(0.55)	(0.08)
Total from investment operations	$0.77		$(0.19)	$0.60	$0.77		$(0.18)	$0.33

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.47)	$(0.31)		$(0.58)	$(0.33)
Net asset value, end of period (x)	$10.03		$9.26	$9.84	$9.71		$9.25	$10.01
Total return (%) (k)(r)(s)(x)	8.32	(n)	(1.99)	6.24	8.24	(c)	(1.85)	3.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.03	1.02	0.89	(c)	0.96	0.94
Expenses after expense reductions (f)(h)	0.81	(a)	0.80	0.80	0.71	(c)	0.80	0.80
Net investment income (loss)	3.71	(a)	3.42	3.39	4.09	(c)	3.74	4.05
Portfolio turnover	50	(n)	59	72	21		31	21
Net assets at end of period (000 omitted)	$38,915		$38,111	$42,409	$44,191		$47,422	$59,824

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$9.19		$9.75	$9.63	$9.17		$9.92	$9.93

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.30	$0.31	$0.37	(c)	$0.34	$0.39
Net realized and unrealized gain (loss)	0.59		(0.50)	0.25	0.37		(0.54)	(0.09)
Total from investment operations	$0.75		$(0.20)	$0.56	$0.74		$(0.20)	$0.30

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.44)	$(0.28)		$(0.55)	$(0.31)
Net asset value, end of period (x)	$9.94		$9.19	$9.75	$9.63		$9.17	$9.92
Total return (%) (k)(r)(s)(x)	8.16	(n)	(2.11)	5.88	8.00	(c)	(2.06)	2.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.28	1.27	1.14	(c)	1.21	1.19
Expenses after expense reductions (f)(h)	1.06	(a)	1.05	1.05	0.97	(c)	1.05	1.05
Net investment income (loss)	3.46	(a)	3.17	3.16	3.83	(c)	3.49	3.80
Portfolio turnover	50	(n)	59	72	21		31	21
Net assets at end of period (000 omitted)	$6,461		$6,614	$7,287	$8,776		$9,548	$10,719

See Notes to Financial Statements

15

MFS Strategic Income Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

16

MFS Strategic Income Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or

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official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own

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assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$11,880	$—	$—	$11,880
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	688	2,925,935	—	2,926,623
Non-U.S. Sovereign Debt	—	3,759,702	—	3,759,702
Municipal Bonds	—	763,006	—	763,006
U.S. Corporate Bonds	—	9,430,360	—	9,430,360
Residential Mortgage-Backed Securities	—	393,617	—	393,617
Commercial Mortgage-Backed Securities	—	6,427,232	—	6,427,232
Asset-Backed Securities (including CDOs)	—	5,793,788	—	5,793,788
Foreign Bonds	—	4,518,364	—	4,518,364
Mutual Funds	11,158,110	—	—	11,158,110
Total	$11,170,678	$34,012,004	$—	$45,182,682

Other Financial Instruments
Futures Contracts – Assets	$104,579	$—	$—	$104,579
Futures Contracts – Liabilities	(35,051)	—	—	(35,051)
Forward Foreign Currency Exchange Contracts – Assets	—	14,081	—	14,081
Forward Foreign Currency Exchange Contracts – Liabilities	—	(19,288)	—	(19,288)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$104,579	$(35,051)
Interest Rate	Purchased Interest Rate Options	13,348	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	14,081	(19,288)
Total		$132,008	$(54,339)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

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The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$161,217	$—	$—	$(5,490)
Foreign Exchange	—	—	14,380	—
Credit	—	(27,664)	—	—
Total	$161,217	$(27,664)	$14,380	$(5,490)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(23,671)	$—	$—	$11,957
Foreign Exchange	—	—	43,678	—
Credit	—	6,904	—	—
Total	$(23,671)	$6,904	$43,678	$11,957

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is

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Notes to Financial Statements (unaudited) – continued

mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

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Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. When issued investments purchased are held at carrying amount, which

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approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$1,829,013

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$45,543,417
Gross appreciation	1,200,355
Gross depreciation	(1,561,090)
Net unrealized appreciation (depreciation)	$(360,735)

As of 12/31/18

Undistributed ordinary income	1,557,309
Capital loss carryforwards	(881,148)
Other temporary differences	44,469
Net unrealized appreciation (depreciation)	(2,777,501)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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Notes to Financial Statements (unaudited) – continued

As of December 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(330,666)
Long-Term	(550,482)
Total	$(881,148)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$1,585,207
Service Class	—	243,806
Total	$—	$1,829,013

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.70%
In excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $2,158, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.80% of average daily net assets for the Initial Class shares and 1.05% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2019. For the six months ended June 30, 2019, this reduction amounted to $56,969, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2019, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.75% of average daily net assets for the Initial Class shares and 1.00% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

24

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $3,871, which equated to 0.0173% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $236.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0389% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $53 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,626,126	$4,922,657
Non-U.S. Government securities	$19,695,046	$19,502,685

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	105,929	$1,018,790	273,324	$2,588,388
Service Class	12,456	120,086	93,876	876,047
	118,385	$1,138,876	367,200	$3,464,435

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	170,087	$1,585,207
Service Class	—	—	26,357	243,806
	—	$—	196,444	$1,829,013

Shares reacquired
Initial Class	(341,194)	$(3,284,206)	(639,667)	$(6,059,623)
Service Class	(82,302)	(786,392)	(147,390)	(1,394,196)
	(423,496)	$(4,070,598)	(787,057)	$(7,453,819)

Net change
Initial Class	(235,265)	$(2,265,416)	(196,256)	$(1,886,028)
Service Class	(69,846)	(666,306)	(27,157)	(274,343)
	(305,111)	$(2,931,722)	(223,413)	$(2,160,371)

25

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $143 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$6,231,072	$3,863,764	$3,441,369	$21,926	$475,135	$7,150,528
MFS Institutional Money Market Portfolio	1,455,501	15,641,266	13,089,565	(111)	491	4,007,582
	$7,686,573	$19,520,544	$16,530,934	$21,815	$475,626	$11,158,110

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio					$244,936	$—
MFS Institutional Money Market Portfolio					16,641	—
					$261,577	$—

26

MFS Strategic Income Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

27

Semiannual Report

June 30, 2019

MFS® Technology Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

TKS-SEM

MFS® Technology Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Technology Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Amazon.com, Inc.	10.1%
Alphabet, Inc., “A”	9.2%
Facebook, Inc., “A”	6.9%
Microsoft Corp.	5.5%
Visa, Inc., “A”	4.9%
Mastercard, Inc., “A”	4.2%
Adobe Systems, Inc.	3.9%
Salesforce.com, Inc.	3.6%
PayPal Holdings, Inc.	2.6%
Global Payments, Inc.	2.5%

Top five industries
Internet	19.4%
Business Services	18.5%
Computer Software	18.0%
Specialty Stores	10.5%
Other Banks & Diversified Financials	9.2%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Technology Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.98%	$1,000.00	$1,265.28	$5.50
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
Service Class	Actual	1.23%	$1,000.00	$1,263.99	$6.90
	Hypothetical (h)	1.23%	$1,000.00	$1,018.70	$6.16

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

3

MFS Technology Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.2%
Aerospace – 3.0%
CACI International, Inc., “A” (a)	634	$129,710
FLIR Systems, Inc.	9,293	502,751
L3 Harris Technologies, Inc.	5,121	968,535
Northrop Grumman Corp.	1,285	415,197

		$2,016,193

Biotechnology – 1.7%
Bio-Techne Corp.	3,619	$754,525
Illumina, Inc. (a)	974	358,578

		$1,113,103

Broadcasting – 0.6%
Netflix, Inc. (a)	1,028	$377,605

Brokerage & Asset Managers – 1.2%
NASDAQ, Inc.	4,770	$458,731
Tradeweb Markets, Inc.	7,145	313,022

		$771,753

Business Services – 18.5%
Cognizant Technology Solutions Corp., “A”	2,342	$148,459
DXC Technology Co.	28,972	1,597,806
Endava PLC, ADR (a)	20,922	841,901
Fidelity National Information Services, Inc.	10,234	1,255,507
First Data Corp. (a)	18,460	499,712
Fiserv, Inc. (a)	14,768	1,346,251
FleetCor Technologies, Inc. (a)	2,497	701,282
Global Payments, Inc.	10,159	1,626,761
PayPal Holdings, Inc. (a)	15,088	1,726,972
Total System Services, Inc.	11,202	1,436,881
TransUnion	7,307	537,138
Verisk Analytics, Inc., “A”	3,365	492,838

		$12,211,508

Cable TV – 1.0%
Altice USA, Inc. (a)	26,968	$656,671

Computer Software – 18.0%
Adobe Systems, Inc. (a)	8,768	$2,583,491
Autodesk, Inc. (a)	4,579	745,919
Blue Prism Group PLC (a)	9,844	172,769
DocuSign, Inc. (a)	5,175	257,249
Microsoft Corp.	27,060	3,624,958
Pagerduty, Inc. (a)	247	11,621
Red Hat, Inc. (a)	2,434	457,008
RingCentral, Inc. (a)	3,824	439,454
Salesforce.com, Inc. (a)	15,864	2,407,045
Uber Technologies, Inc. (a)	17,137	794,814
Zendesk, Inc. (a)	4,269	380,069

		$11,874,397

Computer Software – Systems – 7.7%
Apple, Inc.	7,505	$1,485,390
Constellation Software, Inc.	678	639,015

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – continued
EPAM Systems, Inc. (a)	1,370	$237,147
HubSpot, Inc. (a)	2,199	374,973
New Relic, Inc. (a)	3,335	288,511
Pluralsight, Inc., “A” (a)	13,600	412,352
Presidio, Inc.	23,060	315,230
Rapid7, Inc. (a)	2,511	145,236
ServiceNow, Inc. (a)	2,993	821,788
Square, Inc., “A” (a)	4,919	356,775

		$5,076,417

Consumer Services – 1.0%
Grand Canyon Education, Inc. (a)	5,431	$635,536

Electrical Equipment – 0.8%
Amphenol Corp., “A”	5,846	$560,865

Electronics – 3.0%
Applied Materials, Inc.	19,482	$874,937
Microchip Technology, Inc.	12,542	1,087,391
Silicon Laboratories, Inc. (a)	358	37,017

		$1,999,345

Internet – 19.4%
Alibaba Group Holding Ltd., ADR (a)	2,500	$423,625
Alphabet, Inc., “A” (a)(s)	5,617	6,082,088
Facebook, Inc., “A” (a)(s)	23,728	4,579,504
GoDaddy, Inc. (a)	12,475	875,121
RealReal, Inc. (a)	5,439	157,187
Spotify Technology S.A. (a)	2,111	308,670
Wix.com Ltd. (a)	2,725	387,223

		$12,813,418

Leisure & Toys – 1.9%
Activision Blizzard, Inc.	1,422	$67,118
Electronic Arts, Inc. (a)	11,548	1,169,351

		$1,236,469

Medical & Health Technology & Services – 0.7%
Guardant Health, Inc. (a)	5,221	$450,729

Medical Equipment – 0.1%
Adaptive Biotechnologies Corp. (a)	126	$6,086
Senseonics Holdings, Inc. (a)	39,984	81,567

		$87,653

Other Banks & Diversified Financials – 9.2%
Mastercard, Inc., “A”	10,610	$2,806,663
Visa, Inc., “A”	18,742	3,252,674

		$6,059,337

Printing & Publishing – 1.0%
IHS Markit Ltd. (a)	10,680	$680,530

4

MFS Technology Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 10.4%
Amazon.com, Inc. (a)(s)	3,542	$6,707,238
Chewy, Inc., “A” (a)	5,754	201,390

		$6,908,628

Total Common Stocks (Identified Cost, $45,608,881)		$65,530,157

INVESTMENT COMPANIES (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $1,203,447)	1,203,416	$1,203,536

SECURITIES SOLD SHORT – (0.7)%
Automotive – (0.7)%
Tesla, Inc. (Proceeds Received, $550,618)	(1,977)	$(441,780)

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(197,986)

NET ASSETS – 100.0%		$66,093,927

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,203,536 and $65,530,157, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

At June 30, 2019, the fund had cash collateral of $57,834 and other liquid securities with an aggregate value of $959,521 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

5

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $45,608,881)	$65,530,157
Investments in affiliated issuers, at value (identified cost, $1,203,447)	1,203,536
Deposits with brokers for
Securities sold short	57,834
Receivables for
Investments sold	124,869
Fund shares sold	10,751
Interest and dividends	10,294
Other assets	550
Total assets	$66,937,991

Liabilities
Payables for
Securities sold short, at value (proceeds received, $550,618)	$441,780
Investments purchased	136,507
Fund shares reacquired	190,803
Payable to affiliates
Investment adviser	5,693
Administrative services fee	215
Shareholder servicing costs	25
Distribution and/or service fees	1,266
Payable for independent Trustees’ compensation	1,301
Accrued expenses and other liabilities	66,474
Total liabilities	$844,064
Net assets	$66,093,927

Net assets consist of
Paid-in capital	$39,406,046
Total distributable earnings (loss)	26,687,881
Net assets	$66,093,927
Shares of beneficial interest outstanding	3,128,968

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$19,592,798	892,358	$21.96
Service Class	46,501,129	2,236,610	20.79

See Notes to Financial Statements

6

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$155,725
Other	16,842
Dividends from affiliated issuers	13,007
Income on securities loaned	582
Foreign taxes withheld	(2,776)
Total investment income	$183,380
Expenses
Management fee	$241,438
Distribution and/or service fees	56,878
Shareholder servicing costs	1,651
Administrative services fee	9,701
Independent Trustees’ compensation	2,988
Custodian fee	5,746
Shareholder communications	6,288
Audit and tax fees	28,054
Legal fees	1,080
Dividend and interest expense on securities sold short	6,807
Interest expense and fees	427
Miscellaneous	14,812
Total expenses	$375,870
Reduction of expenses by investment adviser	(3,103)
Net expenses	$372,767
Net investment income (loss)	$(189,387)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$237,912
Affiliated issuers	88
Written options	11,625
Securities sold short	34,797
Foreign currency	(6)
Net realized gain (loss)	$284,416
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$14,624,447
Affiliated issuers	89
Securities sold short	108,838
Translation of assets and liabilities in foreign currencies	8
Net unrealized gain (loss)	$14,733,382
Net realized and unrealized gain (loss)	$15,017,798
Change in net assets from operations	$14,828,411

See Notes to Financial Statements

7

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$(189,387)	$(1,354,994)
Net realized gain (loss)	284,416	108,354,927
Net unrealized gain (loss)	14,733,382	(82,721,053)
Change in net assets from operations	$14,828,411	$24,278,880
Total distributions to shareholders	$—	$(15,602,152)
Change in net assets from fund share transactions	$(5,062,055)	$(183,617,707)
Total change in net assets	$9,766,356	$(174,940,979)

Net assets
At beginning of period	56,327,571	231,268,550
At end of period	$66,093,927	$56,327,571

See Notes to Financial Statements

8

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$17.34		$17.96	$13.19	$12.45		$11.63	$10.71

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.07)	$(0.05)	$(0.01	)(c)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	4.66		0.58	5.16	1.10		1.22	1.16
Total from investment operations	$4.62		$0.51	$5.11	$1.09		$1.19	$1.14

Less distributions declared to shareholders
From net realized gain	$—		$(1.13)	$(0.34)	$(0.35)		$(0.37)	$(0.22)
Net asset value, end of period (x)	$21.96		$17.34	$17.96	$13.19		$12.45	$11.63
Total return (%) (k)(r)(s)(x)	26.64	(n)	1.73	39.00	8.69	(c)	10.75	10.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.94	0.88	0.85	(c)	0.91	0.94
Expenses after expense reductions (f)	0.98	(a)	0.93	0.88	0.85	(c)	0.91	0.93
Net investment income (loss)	(0.41	)(a)	(0.38)	(0.29)	(0.10	)(c)	(0.22)	(0.20)
Portfolio turnover	17	(n)	39	31	36		45	35
Net assets at end of period (000 omitted)	$19,593		$17,056	$27,659	$15,195		$15,588	$16,062

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.96		0.85	0.85	0.82	(c)	0.89	0.91

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$16.44		$17.11	$12.61	$11.95		$11.20	$10.35

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.12)	$(0.08)	$(0.04	)(c)	$(0.05)	$(0.05)
Net realized and unrealized gain (loss)	4.41		0.58	4.92	1.05		1.17	1.12
Total from investment operations	$4.35		$0.46	$4.84	$1.01		$1.12	$1.07

Less distributions declared to shareholders
From net realized gain	$—		$(1.13)	$(0.34)	$(0.35)		$(0.37)	$(0.22)
Net asset value, end of period (x)	$20.79		$16.44	$17.11	$12.61		$11.95	$11.20
Total return (%) (k)(r)(s)(x)	26.46	(n)	1.52	38.65	8.39	(c)	10.53	10.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.16	1.14	1.10	(c)	1.16	1.19
Expenses after expense reductions (f)	1.23	(a)	1.15	1.13	1.10	(c)	1.16	1.18
Net investment income (loss)	(0.66	)(a)	(0.61)	(0.53)	(0.35	)(c)	(0.47)	(0.45)
Portfolio turnover	17	(n)	39	31	36		45	35
Net assets at end of period (000 omitted)	$46,501		$39,272	$203,610	$126,561		$106,002	$81,693

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.21		1.07	1.10	1.06	(c)	1.14	1.16
See Notes to Financial Statements

9

MFS Technology Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Technology Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of

11

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$65,530,157	$—	$—	$65,530,157
Mutual Funds	1,203,536	—	—	1,203,536
Total	$66,733,693	$—	$—	$66,733,693
Securities Sold Short	$(441,780)	$—	$—	$(441,780)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options and purchased options. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

At June 30, 2019, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Unaffiliated Issuers (Purchased Options)	Written Options
Equity	$(5,363)	$11,625

There is no change in unrealized appreciation (depreciation) on derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other

12

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Written Options – In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is

13

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2019, this expense amounted to $6,807. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain

14

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals, and redemptions in-kind.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$3,607,065
Long-term capital gains	11,995,087
Total distributions	$15,602,152

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$47,205,776
Gross appreciation	20,427,710
Gross depreciation	(899,793)
Net unrealized appreciation (depreciation)	$19,527,917

As of 12/31/18

Undistributed ordinary income	96,810
Undistributed long-term capital gain	6,859,279
Net unrealized appreciation (depreciation)	4,903,381

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$1,094,630
Service Class	—	14,507,522
Total	$—	$15,602,152

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $3,103, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

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Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $1,539, which equated to 0.0048% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $112.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0301% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $77 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase transactions pursuant to this policy, which amounted to $40,977.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $7,881, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $10,506,170 and $14,951,170, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	16,415	$338,894	93,157	$1,884,589
Service Class	299,300	5,630,587	2,524,146	48,418,535
	315,715	$5,969,481	2,617,303	$50,303,124

16

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	51,805	$1,094,630
Service Class	—	—	723,567	14,507,522
	—	$—	775,372	$15,602,152

Shares reacquired
Initial Class	(107,416)	$(2,145,678)	(701,868)	$(14,582,305)
Service Class	(450,842)	(8,885,858)	(12,758,134)	(234,940,678)
	(558,258)	$(11,031,536)	(13,460,002)	$(249,522,983)

Net change
Initial Class	(91,001)	$(1,806,784)	(556,906)	$(11,603,086)
Service Class	(151,542)	(3,255,271)	(9,510,421)	(172,014,621)
	(242,543)	$(5,062,055)	(10,067,327)	$(183,617,707)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $165 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,116,606	$10,812,583	$10,725,830	$88	$89	$1,203,536

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$13,007	$—

17

MFS Technology Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit2 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

Semiannual Report

June 30, 2019

MFS® U.S. Government Money Market Portfolio

MFS® Variable Insurance Trust II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

MKS-SEM

MFS® U.S. Government Money Market Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS U.S. Government Money Market Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS U.S. Government Money Market Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	11.1%
A-1	88.9%
Other Assets Less Liabilities (o)	(0.0)%

Maturity breakdown (u)
0 - 7 days	31.6%
8 - 29 days	22.6%
30 - 59 days	27.8%
60 - 89 days	9.7%
90 - 365 days	8.3%
Other Assets Less Liabilities (o)	(0.0)%

(a)

Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.

(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS U.S. Government Money Market Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.55%	$1,000.00	$1,009.19	$2.74
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
Service Class	Actual	0.55%	$1,000.00	$1,009.19	$2.74
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS U.S. Government Money Market Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 81.7%
Fannie Mae, 2.395%, due 7/01/2019	$11,400,000	$11,400,000
Fannie Mae, 2.391%, due 7/08/2019	4,900,000	4,897,761
Fannie Mae, 2.307%, due 7/15/2019	5,600,000	5,595,056
Fannie Mae, 2.226%, due 7/22/2019	5,610,000	5,602,833
Fannie Mae, 2.165%, due 7/29/2019	10,510,000	10,492,588
Fannie Mae, 2.258%, due 8/05/2019	4,200,000	4,190,935
Fannie Mae, 2.422%, due 8/07/2019	9,500,000	9,476,811
Fannie Mae, 2.365%, due 8/28/2019	4,420,000	4,403,479
Federal Farm Credit Bank, 2.337%, due 7/08/2019	11,400,000	11,394,902
Federal Farm Credit Bank, 2.422%, due 7/09/2019	6,500,000	6,496,562
Federal Farm Credit Bank, 2.266%, due 7/17/2019	10,620,000	10,609,474
Federal Farm Credit Bank, 2.239%, due 8/12/2019	7,100,000	7,081,777
Federal Farm Credit Bank, 2.343%, due 8/20/2019	11,000,000	10,964,861
Federal Farm Credit Bank, 2.24%, due 8/23/2019	7,100,000	7,077,004
Federal Home Loan Bank, 2.341%, due 7/02/2019	17,900,000	17,898,854
Federal Home Loan Bank, 2.487%, due 7/10/2019	11,600,000	11,592,939
Federal Home Loan Bank, 2.436%, due 7/12/2019	3,000,000	2,997,811
Federal Home Loan Bank, 2.256%, due 7/19/2019	4,293,000	4,288,235
Federal Home Loan Bank, 2.299%, due 7/31/2019	5,400,000	5,389,830
Federal Home Loan Bank, 2.305%, due 9/11/2019	11,400,000	11,348,472
Freddie Mac, 2.438%, due 9/04/2019	11,510,000	11,460,539
Freddie Mac, 2.168%, due 11/13/2019	5,005,000	4,965,210
Freddie Mac, 2.205%, due 11/13/2019	11,400,000	11,307,874
Freddie Mac, 2.169%, due 11/19/2019	6,940,000	6,882,375
U.S. Treasury Bill, 2.422%, due 7/02/2019	2,600,000	2,599,828
U.S. Treasury Bill, 2.412%, due 7/05/2019	5,500,000	5,498,555
U.S. Treasury Bill, 2.351%, due 7/30/2019	11,700,000	11,678,228
U.S. Treasury Bill, 2.428%, due 8/08/2019	11,500,000	11,471,170

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$229,063,963

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS – 18.3%
Goldman Sachs Repurchase Agreement, 2.51%, dated 6/28/2019, due 7/01/2019, total to be received $7,901,652 (secured by U.S. Treasury and Federal Agency obligations valued at $8,058,000 in a jointly traded account)	$7,900,000	$7,900,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 2.48%, dated 6/28/2019, due 7/01/2019, total to be received $43,351,958 (secured by U.S. Treasury and Federal Agency obligations valued at $44,210,850 in a jointly traded account)	43,343,000	43,343,000

Total Repurchase Agreements, at Cost and Value		$51,243,000

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(33,590)

NET ASSETS – 100.0%		$280,273,373

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

4

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at cost and value	$229,063,963
Investments in unaffiliated repurchase agreements, at cost and value	51,243,000
Cash	717
Receivables for
Fund shares sold	145,690
Interest	10,610
Other assets	1,086
Total assets	$280,465,066

Liabilities
Payables for
Fund shares reacquired	$108,182
Payable to affiliates
Investment adviser	15,044
Administrative services fee	527
Shareholder servicing costs	24
Accrued expenses and other liabilities	67,916
Total liabilities	$191,693
Net assets	$280,273,373

Net assets consist of
Paid-in capital	$280,273,357
Total distributable earnings (loss)	16
Net assets	$280,273,373
Shares of beneficial interest outstanding	280,493,403

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$154,345,897	154,467,013	$1.00
Service Class	125,927,476	126,026,390	1.00

See Notes to Financial Statements

5

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Interest	$3,388,255
Other	62
Total investment income	$3,388,317
Expenses
Management fee	$705,777
Distribution and/or service fees	157,156
Shareholder servicing costs	2,239
Administrative services fee	25,022
Independent Trustees’ compensation	4,019
Custodian fee	7,804
Shareholder communications	12,228
Audit and tax fees	18,283
Legal fees	1,236
Miscellaneous	16,724
Total expenses	$950,488
Reduction of expenses by investment adviser and distributor	(170,811)
Net expenses	$779,677
Net investment income (loss)	$2,608,640
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$16
Change in net assets from operations	$2,608,656

See Notes to Financial Statements

6

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$2,608,640	$3,659,550
Net realized gain (loss)	16	—
Change in net assets from operations	$2,608,656	$3,659,550
Total distributions to shareholders	$(2,608,640)	$(3,659,550)
Change in net assets from fund share transactions	$(8,186,011)	$(26,075,131)
Total change in net assets	$(8,185,995)	$(26,075,131)

Net assets
At beginning of period	288,459,368	314,534,499
At end of period	$280,273,373	$288,459,368

See Notes to Financial Statements

7

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17		12/31/16		12/31/15		12/31/14

	(unaudited)

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.00	(w)	$0.00	(c)(w)	$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—	0.00	(w)	0.00	(w)	0.00	(w)	0.00	(w)
Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.00	)(w)	$(0.00	)(w)	$—		$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)	0.92	(n)	1.26	0.30		0.01	(c)	0.00		0.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.56	0.56		0.53	(c)	0.57		0.55
Expenses after expense reductions (f)	0.55	(a)	0.55	0.54		0.30	(c)	0.13		0.10
Net investment income (loss)	1.85	(a)	1.25	0.29		0.01	(c)	0.00		0.00
Net assets at end of period (000 omitted)	$154,346		$160,304	$168,107		$179,458		$190,761		$214,019

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17		12/31/16		12/31/15		12/31/14

	(unaudited)

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$0.00	(w)	$0.00	(c)(w)	$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—	0.00	(w)	0.00	(w)	0.00	(w)	0.00	(w)
Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$(0.00	)(w)	$(0.00	)(w)	$—		$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)	0.92	(n)	1.26	0.29		0.01	(c)	0.00		0.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.81		0.79	(c)	0.82		0.80
Expenses after expense reductions (f)	0.55	(a)	0.55	0.55		0.30	(c)	0.13		0.10
Net investment income (loss)	1.85	(a)	1.24	0.27		0.01	(c)	0.00		0.00
Net assets at end of period (000 omitted)	$125,927		$128,156	$146,428		$182,935		$182,097		$205,550

See Notes to Financial Statements

8

MFS U.S. Government Money Market Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

9

MFS U.S. Government Money Market Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS U.S. Government Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$280,306,963	$—	$280,306,963

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At June 30, 2019, the fund had investments in repurchase agreements with a gross value of $51,243,000 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

10

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2018, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$3,659,550

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$280,306,963

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$1,446,920	$1,937,963
Service Class	1,161,720	1,721,587
Total	$2,608,640	$3,659,550

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.50%
In excess of $500 million	0.45%

11

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $13,655, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.57% of average daily net assets for each of the Initial Class and Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, the fund’s actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. MFD has agreed in writing to waive the entire 0.25% distribution and/or service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, this waiver amounted to $157,156, which is included in the reduction of total expenses in the Statement of Operations. The distribution and/or service fees incurred for the six months ended June 30, 2019 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $2,089, which equated to 0.0015% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $150.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0177% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $336 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

12

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:

	Six months ended 6/30/19	Year ended 12/31/18
Shares sold
Initial Class	17,217,002	40,333,024
Service Class	16,698,380	35,513,369
	33,915,382	75,846,393

Shares issued to shareholders in reinvestment of distributions
Initial Class	1,446,920	1,937,963
Service Class	1,161,720	1,721,587
	2,608,640	3,659,550

Shares reacquired
Initial Class	(24,622,397)	(50,062,009)
Service Class	(20,087,636)	(55,519,065)
	(44,710,033)	(105,581,074)

Net change
Initial Class	(5,958,475)	(7,791,022)
Service Class	(2,227,536)	(18,284,109)
	(8,186,011)	(26,075,131)

(5)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $915 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

13

MFS U.S. Government Money Market Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at mfs.com/vit2 after choosing “Click here for access to Money Market fund reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

14

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2019

*	Print name and title of each signing officer under his or her signature.